                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                               File No. 2-86606
                                                              File No. 811-3850


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ X ]

     Pre-Effective Amendment No.

     Post-Effective Amendment No.    24                                 [ X ]
                                   -----

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ X ]


     Amendment No.   24
                   -----


                       DELAWARE GROUP TAX-FREE FUND, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


  1818 Market Street, Philadelphia, Pennsylvania                  19103
--------------------------------------------------------------------------------
     (Address of Principal Executive Offices)                  (Zip Code)
Registrant's Telephone Number, including Area Code:          (215) 255-2923
                                                             --------------


     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                         October 28, 1998
                                                             ----------------

It is proposed that this filing will become effective:

                immediately upon filing pursuant to paragraph (b)
       -----
         X      on October 28, 1998 pursuant to paragraph (b)
       -----
                60 days after filing pursuant to paragraph (a)(1)
       -----
                on (date) pursuant to paragraph (a)(1)
       -----
                75 days after filing pursuant to paragraph (a)(2)
       -----
                on (date) pursuant to paragraph (a)(2) of Rule 485
       -----

                      Title of Securities Being Registered
                      ------------------------------------
         Tax-Free USA Fund A Class, Tax-Free USA Fund B Class, Tax-Free
            USA Fund C Class, Tax-Free Insured Fund A Class, Tax-Free
          Insured Fund B Class, Tax-Free Insured Fund C Class, Tax-Free
            USA Intermediate Fund A Class, Tax-Free USA Intermediate
            Fund B Class and Tax-Free USA Intermediate Fund C Class

                             --- C O N T E N T S ---



     This Post-Effective Amendment No. 24 to Registration File No. 2-86606 includes the following:


          1.     Facing Page

          2.     Contents Page

          3.     Cross-Reference Sheet

          4.     Part A - Prospectus(1)

          5.     Part B - Statement of Additional Information(1)

          6.     Part C - Other Information(1)

          7.     Signatures


(1) This Post-Effective Amendment contains one Prospectus. This Prospectus relates to the Registrant's three series and also to the National
          High Yield Municipal Bond Fund of Voyageur Mutual Funds, Inc. The Statement of Additional Information and Part C contained in this Post-Effective Amendment relate only to the Registrant's three series. A separate Registration Statement which incorporates by reference the Prospectus as it relates to the National High Yield Municipal Bond Fund and includes its own Statement of Additional Information and Part C is being filed for Voyageur Mutual Funds, Inc.

                              CROSS-REFERENCE SHEET
                              ---------------------

                                     PART A
                                     ------

Item No.       Description                                                                    Location in Prospectus
--------       -----------                                                                    ----------------------
                                                                                               Tax-Free USA Fund
                                                                                             Tax-Free Insured Fund
                                                                                         Tax-Free USA Intermediate Fund
                                                                                    National High Yield Municipal Bond Fund
                                                                                          A Classes/B Classes/C Classes

   1           Cover Page......................................................                        Cover

   2           Synopsis........................................................                Synopsis; Summary of
                                                                                                     Expenses

   3           Condensed Financial Information.................................                Financial Highlights

   4           General Description of Registrant...............................              Investment Objectives and
                                                                                              Policies; Shares; Other
                                                                                             Investment Policies and
                                                                                                Risk Considerations

   5           Management of the Funds.........................................               Management of the Funds

   6           Capital Stock and Other Securities .............................              The Delaware Difference;
                                                                                           Dividends and Distributions;
                                                                                                   Taxes; Shares

   7           Purchase of Securities Being Offered............................              Cover; How to Buy Shares;
                                                                                              Calculation of Offering
                                                                                                Price and Net Asset
                                                                                                 Value Per Share;
                                                                                              Management of the Funds

   8           Redemption or Repurchase........................................                 How to Buy Shares;
                                                                                             Redemption and Exchange

   9           Pending Legal Proceedings.......................................                        None


                              CROSS-REFERENCE SHEET
                              ---------------------

                                     PART B
                                     ------

                                                                                               Location in Statement
Item No.       Description                                                                   of Additional Information
--------       -----------                                                                   -------------------------
    10         Cover Page......................................................                        Cover

    11         Table of Contents...............................................                  Table of Contents

    12         General Information and History.................................                 General Information

    13         Investment Objectives and Policies..............................               Investment Objectives
                                                                                                    and Policies

    14         Management of the Registrant....................................               Officers and Directors

    15         Control Persons and Principal Holders
                of Securities..................................................               Officers and Directors

    16         Investment Advisory and Other Services..........................               Plans Under Rule 12b-1
                                                                                             (under Purchasing Shares);
                                                                                                Investment Management
                                                                                             Agreements; Officers and
                                                                                                Directors; General
                                                                                              Information; Financial
                                                                                                     Statements

    17         Brokerage Allocation............................................           Trading Practices and Brokerage

    18         Capital Stock and Other Securities..............................                 Capitalization and
                                                                                                Noncumulative Voting
                                                                                            (under General Information)

    19         Purchase, Redemption and Pricing of Securities
               Being Offered...................................................                 Purchasing Shares;
                                                                                            Determining Offering Price
                                                                                               and Net Asset Value;
                                                                                             Redemption and Exchange;
                                                                                                Exchange Privilege

    20         Tax Status......................................................                        Taxes

    21         Underwriters ...................................................                  Purchasing Shares

    22         Calculation of Performance Data.................................               Performance Information

    23         Financial Statements............................................                Financial Statements


                              CROSS-REFERENCE SHEET
                              ---------------------

                                     PART C
                                     ------

Item No.       Description                                                        Location in Part C
--------       -----------                                                        ------------------


    24         Financial Statements and Exhibits...............................       Item 24

    25         Persons Controlled by or under Common
                  Control with Registrant......................................       Item 25

    26         Number of Holders of Securities.................................       Item 26

    27         Indemnification.................................................       Item 27

    28         Business and Other Connections of Investment Adviser............       Item 28

    29         Principal Underwriters..........................................       Item 29

    30         Location of Accounts and Records................................       Item 30

    31         Management Services.............................................       Item 31

    32         Undertakings....................................................       Item 32



         Delaware Investments includes funds with a wide            ---------------------------------------------------------------
range of investment objectives.  Stock funds, income funds,
national and state-specific tax-exempt funds, money market
funds, global and international funds and closed-end funds          TAX-FREE USA FUND
give investors the ability to create a portfolio that fits their
personal financial goals.  For more information, contact your       ---------------------------------------------------------------
financial adviser or call Delaware Investments at 800-523-
1918.                                                               TAX-FREE INSURED FUND

                                                                    ---------------------------------------------------------------

                                                                    TAX-FREE USA INTERMEDIATE FUND

                                                                    ---------------------------------------------------------------

                                                                    NATIONAL HIGH YIELD MUNICIPAL BOND FUND

                                                                    ---------------------------------------------------------------

                                                                    A CLASS
                                                                    B CLASS
                                                                    C CLASS
                                                                    ---------------------------------------------------------------

INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA  19103

NATIONAL DISTRIBUTOR                                                P R O S P E C T U S
Delaware Distributors, L.P.
1818 Market Street                                                  ---------------------------------------------------------------
Philadelphia, PA 19103

                                                                    OCTOBER 28, 1998

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
Tax-Free USA Fund, Tax-Free Insured Fund and Tax-Free USA Intermediate Fund:
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

National High Yield Municipal Bond Fund:
Norwest Bank Minnesota, N.A.
Sixth Street & Marquette Avenue                                      ---------------
Minneapolis, MN 55479                                                DELAWARE
                                                                     INVESTMENTS
                                                                     ---------------

TAX-FREE USA FUND                                                   PROSPECTUS
TAX-FREE INSURED FUND                                         OCTOBER 28, 1998
TAX-FREE USA INTERMEDIATE FUND
NATIONAL HIGH YIELD MUNICIPAL BOND FUND

A CLASS SHARES
B CLASS SHARES
C CLASS SHARES

                   1818 Market Street, Philadelphia, PA 19103

                         For Prospectus and Performance:
                             Nationwide 800-523-1918

                        Information on Existing Accounts:
                               (SHAREHOLDERS ONLY)
                             Nationwide 800-523-1918

                                Dealer Services:
                              (BROKER/DEALERS ONLY)
                             Nationwide 800-362-7500

                   Representatives of Financial Institutions:
                             Nationwide 800-659-2265


         This Prospectus describes shares of Tax-Free USA Fund ("USA Fund"), Tax-Free Insured Fund ("Insured Fund") and Tax-Free USA Intermediate Fund ("Intermediate Fund") of Delaware Group Tax-Free Fund, Inc. ("Tax-Free Fund, Inc."). This Prospectus also describes shares of National High Yield Municipal Bond Fund of Voyageur Mutual Funds, Inc. ("Mutual Funds, Inc."). Each fund in this Prospectus is referred to individually as a "Fund" and, collectively, as the "Funds." Tax-Free Fund, Inc. and Mutual Funds, Inc. are professionally managed mutual funds of the series type.

         The investment objective of USA Fund, Insured Fund and Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from Municipal Obligations (defined under Other Investment Policies and Risk Considerations) and is consistent with prudent investment management and preservation of capital. Insured Fund seeks to achieve its objective by investing primarily in Municipal Obligations protected by insurance guaranteeing the payment of principal and interest when due. See Quality Restrictions for a discussion of the insurance that applies to Insured Fund's portfolio securities.

         The investment objective of National High Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in a portfolio of medium- and lower-grade Municipal Obligations. The Fund may invest in medium- and lower-grade Municipal Obligations rated between BBB and B- (inclusive) by Standard & Poor's Ratings Group ("S&P") or Fitch IBCA, Inc. ("Fitch"), Baa and B3 (inclusive) by Moody's Investors Service, Inc. ("Moody's"), comparably rated short-term Municipal Obligations and non-rated Municipal Obligations determined by the Fund's investment adviser to be of comparable quality. The Fund may also invest in higher rated securities. Investment in medium- and lower-grade Municipal Obligations involves special risks as compared with investment in higher-grade municipal securities, including potentially greater sensitivity to a general economic downturn or to a significant increase in interest rates, greater market price volatility and less liquid secondary market trading. See Risk Considerations under Investment Objectives and Policies. Investment in the Fund may not be appropriate for all investors.

         Each Fund offers Class A Shares, Class B Shares and Class C Shares (individually a "Class" and, collectively, the "Classes").

         This Prospectus sets forth information that you should read and consider before you invest. Please retain it for future reference. The Statements of Additional Information for the Funds ("Part B" of Tax-Free Fund, Inc.'s and Mutual Funds, Inc.'s registration statement), dated October 28, 1998, as they may be amended from time to time, contains additional information about the Funds and have been filed with the Securities and Exchange Commission ("SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. The Funds' financial statements appear in their Annual Report, which will accompany any response to requests for Part B. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains Part B, material we incorporated by reference and other information regarding registrants that electronically file with the SEC.


TABLE OF CONTENTS

                                      Page                                                   Page
Cover Page                                                How to Buy Shares
Synopsis                                                  Redemption and Exchange
Summary of Expenses                                       Dividends and Distributions
Financial Highlights                                      Taxes
Investment Objectives and Policies
         Suitability                                      Calculation of Offering Price and
         Investment Strategy                                Net Asset Value Per Share
Risk Considerations                                       Management of the Funds
                                                          Other Investment Policies and
The Delaware Difference                                     Risk Considerations
         Plans and Services                               Appendix A - Ratings
Classes of Shares





THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUNDS ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUNDS ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objective
         USA Fund--The investment objective of USA Fund is to seek as high a level of current interest income exempt from federal income tax as is available from Municipal Obligations and is consistent with prudent investment management and preservation of capital. Typically, the Municipal Obligations in the Fund will have a maturity range between five and 30 years.

         Insured Fund--The investment objective of Insured Fund is to seek as high a level of current interest income exempt from federal income tax as is available from Municipal Obligations and is consistent with prudent investment management and preservation of capital. Insured Fund seeks to achieve its objective by investing primarily in Municipal Obligations protected by insurance guaranteeing the payment of principal and interest when due. Typically, the Municipal Obligations in the Fund will have a maturity range between five and 30 years.

         Intermediate Fund--The investment objective of Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from Municipal Obligations and is consistent with prudent investment management and preservation of capital. The Fund seeks to achieve its objective by investing primarily in Municipal Obligations. The portfolio will have a dollar weighted average maturity of between three and 10 years.

         National High Yield Municipal Bond Fund--The investment objective of National High Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in a portfolio of medium- and lower-grade Municipal Obligations. The weighted average maturity of the investment portfolio of the Fund is expected to be approximately 15 to 25 years.

         Although exempt from regular federal income tax, interest paid on certain types of municipal obligations is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax. Up to 20% of the net assets of USA Fund, Insured Fund and Intermediate Fund may be invested in bonds the income from which is subject to the federal alternative minimum tax. National High Yield Municipal Bond Fund may invest without limit in securities that generate such income. In addition, gain on the disposition of tax-exempt bonds that were acquired after April 30, 1993 for a price less than the principal amount of the bond is treated as ordinary income to the extent of the accrued market discount.

         For further details, see Investment Objectives and Policies and Other Investment Policies and Risk Considerations.

Risk Factors and Special Considerations
         Prospective investors should consider the following factors:

         1. While each Fund intends to seek to qualify as a "diversified" investment company under provisions of Subchapter M of the Internal Revenue Code (the "Code"), the Funds will not be diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). Thus, while at least 50% of a Fund's total assets will be represented by cash, cash items, and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's total assets, it will not satisfy the 1940 Act definition of "diversified," which applies the test set forth in this sentence to 75% of the Fund's assets. A portfolio which is nondiversified under the 1940 Act is believed to be subject to greater risk because adverse effects on the portfolio's security holdings may affect a larger portion of the overall assets. This is generally the case because nondiversified funds are typically dependent upon the securities of a smaller number of issuers than is the case with diversified funds.

         2. USA Fund may invest up to 20% of its assets, Intermediate Fund may invest up to 10% of its assets and National High Yield Municipal Bond Fund may invest primarily in high-yield securities (junk bonds) and, consequently, greater risks may be involved with an investment in the Funds. See Quality Restrictions and Risk Considerations under Investment Objectives and Policies.

         3. Intermediate Fund may lend portfolio securities to creditworthy institutions; the principal risk to the Fund is the risk that the borrower will fail to return the borrowed security. The Fund will require borrowers to deliver collateral to the Fund before lending securities. See Portfolio Loan Transactions under Other Investment Policies and Risk Considerations.

         4. Intermediate Fund and National High Yield Municipal Bond Fund have the right to engage in options and each Fund has the right to engage in futures transactions for hedging purposes, to counterbalance portfolio volatility and, in connection with futures transactions, will maintain certain collateral in special accounts established by futures commission merchants in the care of The Chase Manhattan Bank. While a Fund does not engage in such transactions for speculative purposes, there are risks that result from the use of these instruments by the Funds, and an investor should carefully review the descriptions of such in this Prospectus. Certain options and futures may be considered to be derivative securities. Neither Tax-Free Fund, Inc. nor Mutual Funds, Inc. is registered as a commodity pool operator nor is Delaware Management Company (the "Manager") registered as a commodities trading adviser, in reliance upon various exemptive rules. See Options and Futures under Other Investment Policies and Risk Considerations.

         5. Each Fund may invest in inverse floaters which may be considered to be derivative securities. The interest rates attributable to inverse floaters may move in the opposite direction to short-term interest rates at an accelerated speed causing rapid fluctuations in the value of such securities. See Inverse Floaters under Other Investment Policies and Risk Considerations.

Investment Manager, Distributor and Transfer Agent
         The Manager furnishes investment management services to the Funds, subject to the supervision and direction of Tax-Free Fund, Inc.'s or Mutual Funds, Inc.'s, as applicable, Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. Delaware Distributors, L.P. (the "Distributor") is the national distributor for each Fund and for all of the other mutual funds in the Delaware Investments family. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for each Fund and for all of the other mutual funds in the Delaware Investments family. See Summary of Expenses and Management of the Funds for further information regarding the Manager and the fees payable under each Fund's Investment Management Agreement.

Sales Charges

         The price of Class A Shares for USA Fund, Insured Fund and National High Yield Municipal Bond Fund includes a maximum front-end sales charge of 3.75% of the offering price and the price for Class A Shares of Intermediate Fund includes a maximum front-end sales charge of 2.75% of the offering price. The front-end sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. For purchases of $1,000,000 or more, the front-end sales charge is eliminated; if a dealer's commission is paid in connection with those purchases, a contingent deferred sales charge ("Limited CDSC") of 1% will be imposed if shares are redeemed during the first year after the purchase for each Fund's Class A Shares and 0.50% will be imposed if shares are redeemed during the second year after the purchase for USA Fund A Class, Insured Fund A Class and National High Yield Municipal Bond Fund A Class. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.
         The price of Class B Shares of each Fund is equal to the net asset value per share. Class B Shares of USA Fund, Insured Fund and National High Yield Municipal Bond Fund are subject to a contingent deferred sales charge ("CDSC") of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class B Shares of USA Fund, Insured Fund and National High Yield Municipal Bond Fund are subject to annual 12b-1 Plan expenses for approximately eight years after purchase. Class B Shares of Intermediate Fund are subject to a CDSC of: (i) 2% if shares are redeemed within two years of purchase; (ii) 1% if shares are redeemed during the third year following purchase; and (iii) 0% thereafter. Class B Shares of Intermediate Fund are subject to annual 12b-1 Plan expenses for approximately five years after purchase. See Deferred Sales Charge Alternative - Class B Shares and Automatic Conversion of Class B Shares under Classes of Shares.

         The price of Class C Shares of each Fund is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         See Classes of Shares and Distribution (12b-1) and Service under Management of the Funds.

Purchase Amounts
         Generally, the minimum initial investment in any Class is $1,000. Subsequent investments generally must be at least $100.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B and Class C Shares and generally are not subject to a CDSC. See How to Buy Shares.

Redemption and Exchange
         Class A Shares of each Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Funds nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

         Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Funds nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.

Open-End Investment Company

         Tax-Free Fund, Inc. and Mutual Funds, Inc. are open-end management investment companies. Each Fund's portfolio of assets is nondiversified as defined by the 1940 Act. Tax-Free Fund, Inc. was organized as a Maryland corporation on August 17, 1983. Mutual Funds, Inc. was organized as a Minnesota corporation in April 1993. National High Yield Municipal Bond Fund is one of several series of Mutual Funds, Inc. See Shares under Management of the Funds.

SUMMARY OF EXPENSES

         A general comparison of the sales arrangements and other expenses applicable to Class A, Class B and Class C Shares follows:

                                                               USA Fund
                                                             Insured Fund
                                              National High Yield Municipal Bond Fund                    Intermediate Fund
                                              Class A           Class B       Class C          Class A        Class B      Class C
Shareholder Transaction Expenses              Shares            Shares        Shares           Shares         Shares       Shares
----------------------------------------------------------------------------------------------------------------------------------

Maximum Sales Charge Imposed
on Purchases (as a percentage
of offering price).......................      3.75%            None          None              2.75%         None         None

Maximum Sales Charge Imposed
on Reinvested Dividends (as a
percentage of offering price)............      None             None          None              None          None         None

Maximum Contingent Deferred
Sales Charge (as a percentage of
original purchase price or redemption
proceeds, whichever is lower)............      None(1)          4.00%(2)      1.00%(4)          None(1)       2.00%(3)     1.00%(4)

Redemption Fees..........................      None(5)          None(5)       None(5)           None(5)       None(5)      None(5)

(1) Class A purchases of $1,000,000 or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a Limited CDSC of 1% will be imposed on certain redemptions made during the first year after the purchase for each Fund's A Class Shares and 0.50% will be imposed on certain redemptions made during the second year after the purchase for USA Fund A Class, Insured Fund A Class and National High Yield Municipal Bond Fund A Class. Additional Class A purchase options involving the imposition of a CDSC may be permitted as described in this Prospectus from time to time. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.
(2) USA Fund B Class shares, Insured Fund B Class shares and National High Yield Municipal Bond Fund B Class shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. See Deferred Sales Charge Alternative - Class B Shares under Classes of Shares.
(3) Intermediate Fund B Class shares are subject to a CDSC of (i) 2% if shares are redeemed within the first two years of purchase; (ii) 1% if shares are redeemed during the third year following purchase; and (iii) 0% thereafter. See Deferred Sales Charge Alternative--Class B Shares under Classes of Shares.
(4) Class C Shares of each Fund are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. See Level Sales Charge Alternative--Class C Shares under Classes of Shares.
(5) First Union National Bank currently charges $7.50 per redemption for redemptions payable by wire.



                                               Annual Operating Expenses
                                     (as a percentage of average daily net assets)
------------------------------------------------------------------------------------------------------------------------
                                                                             Other Operating         Total Operating
                                    Management                                  Expenses                 Expenses
                                       Fees                                 (after voluntary         (after voluntary
                                 (after voluntary                                expense               waivers and
                                  waivers in the                             payments in the         payments in the
                                      case of                                    case of                 case of
                                   Intermediate                               Intermediate             Intermediate
                                     Fund and             12b-1 Plan            Fund and                 Fund and
                                   National High           Expenses           National High           National High
                                  Yield Municipal         (including         Yield Municipal         Yield Municipal
            Fund                    Bond Fund)          service fees)          Bond Fund)               Bond Fund)
------------------------------------------------------------------------------------------------------------------------
USA Fund
Class A Shares                        0.59%                 0.20%(3)(4)           0.18%                   0.97%
Class B Shares                        0.59%                 1.00%(3)              0.18%                   1.77%
Class C Shares                        0.59%                 1.00%(3)              0.18%                   1.77%

Insured Fund
Class A Shares                        0.60%                 0.20%(3)(4)           0.30%                   1.10%
Class B Shares                        0.60%                 1.00%(3)              0.30%                   1.90%
Class C Shares                        0.60%                 1.00%(3)              0.30%                   1.90%

Intermediate Fund
Class A Shares                        0.00%(1)              0.15%(3)(4)           0.55%(1)                0.70%(1)
Class B Shares                        0.00%(1)              1.00%(3)              0.55%(1)                1.55%(1)
Class C Shares                        0.00%(1)              1.00%(3)              0.55%(1)                1.55%(1)

National High Yield
Municipal Bond Fund
Class A Shares                        0.46%(2)              0.25%(4)              0.29%(2)                1.00%(2)
Class B Shares                        0.46%(2)              1.00%(4)              0.29%(2)                1.75%(2)
Class C Shares                        0.46%(2)              1.00%(4)              0.29%(2)                1.75%(2)

(1) Beginning January 1, 1998, the Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by Intermediate Fund and to pay certain of the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of the Fund do not exceed 0.55% (excluding the 12b-1 plan expenses). This waiver and expense limitation will extend through December 31, 1998. Prior to January 1, 1998, commitments of waiver and payment by the Manager were different from that currently in effect for the Fund were in place. The expense information set forth above with respect to the Fund has been restated to reflect current fees. See Expenses under Management of the Funds for a complete history of the commitments of waiver and payment by the Manager. If the voluntary expense waivers were not in effect, the Total Operating Expenses of Intermediate Fund A Class, Intermediate Fund B Class and Intermediate Fund C Class, as a percentage of average daily net assets, would have been 1.33%, 2.18% and 2.18% respectively, reflecting Management Fees of 0.49% for the fiscal year ended August 31, 1998.

(2) The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the National High Yield Municipal Bond Fund and to pay the Fund's expenses to the extent necessary to ensure that the Fund's total operating expenses (exclusive of 12b-1 plan expenses, taxes, interest expense, brokerage fees and commissions) do not exceed, on an annualized basis, 0.75% of the average daily net assets of each Class of the Fund through June 30, 1999. If the voluntary expense waivers were not in effect, the Total Operating Expenses of National High Yield Municipal Bond Fund A Class, National High Yield Municipal Bond Fund B Class and National High Yield Municipal Bond Fund C Class, as a percentage of average daily net assets, would have been 1.12%, 1.87% and 1.87% respectively, reflecting Management Fees of 0.65% for the fiscal period ended August 31, 1998. See Expenses under Management of the Funds for a discussion of the waivers.

(3) The actual 12b-1 Plan expenses to be paid and, consequently, the Total Operating Expenses of USA Fund A Class and Insured Fund A Class, may vary because of the formula adopted by the Board of Directors for use in calculating the 12b-1 Plan expenses for these Classes beginning June 1, 1992, but the 12b-1 Plan expenses will not be more than 0.30% nor less than 0.10%. The annual 12b-1 Plan expenses for Intermediate Fund A Class have been set by the Board of Directors at 0.15% of the average daily net assets of such Class. The maximum annual 12b-1 Plan expenses permitted under the 12b-1 Plan for Class A Shares are 0.30% of the average daily net assets of such Class. See Distribution (12b-1) and Service under Management of the Funds.

(4) Class A Shares, Class B Shares and Class C Shares of each Fund are subject to separate 12b-1 Plans. Long-term shareholders of the Classes may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). See Distribution (12b-1) and Service under Management of the Funds.


         Investors utilizing the Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per Strategy. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an Individual Retirement Account ("IRA") will pay an annual IRA fee of $15 per Social Security number. See Asset Planner in Part B.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and (3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable. For Intermediate Fund and National High Yield Municipal Bond Fund, the following example assumes the voluntary waiver of the management fee by the Manager as discussed in this Prospectus.




                                       Assuming Redemption                                Assuming No Redemption
                         1 year       3 years      5 years       10 years      1 year       3 years      5 years        10 years
                         ------       -------      -------       --------      ------       -------      -------        --------
USA Fund

Class A Shares           $47(1)       $67          $89           $152          $47          $67          $89            $152
Class B Shares           $58          $86          $116          $187(2)       $18          $56          $96            $187(2)
Class C Shares           $28          $56          $96           $208          $18          $56          $96            $208

Insured Fund

Class A Shares           $48(1)       $71          $96           $166          $48          $71          $96            $166
Class B Shares           $59          $90          $123          $201(2)       $19          $60          $103           $201(2)
Class C Shares           $29          $60          $103          $222          $19          $60          $103           $222

Intermediate Fund

Class A Shares           $34(1)       $48          $64           $112          $34          $48          $64            $112
Class B Shares           $35          $58          $83(3)        $127(3)       $15          $48          $83(3)         $127(3)
Class C Shares           $25          $48          $83           $181          $15          $48          $83            $181

National High Yield Municipal Bond Fund

Class A Shares           $47(1)       $68          $91           $155          $47          $68          $91            $155
Class B Shares           $58          $85          $115          $186(2)       $18          $55          $95            $186(2)
Class C Shares           $28          $55          $95           $206          $18          $95          $95            $206

(1) Generally, the Funds do not assess a redemption charge upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions within 24 months after a purchase for USA Fund, Insured Fund and National High Yield Municipal Bond Fund and within 12 months after a purchase for Intermediate Fund. See Contingent Deferred Sales Charge for Certain Purchases of Class A Shares Made at Net Asset Value under Redemption and Exchange.
(2) At the end of approximately eight years after purchase, USA Fund B Class shares, Insured Fund B Class shares and National High Yield Municipal Bond Fund B Class shares will be automatically converted into Class A Shares of the relevant Fund. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. The ten-year expense numbers for Class B Shares reflect the expenses of Class B Shares for years one through eight and the expenses for Class A Shares for years nine and ten. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.

(3) At the end of approximately five years after purchase, Intermediate Fund B Class Shares will be automatically converted into Intermediate Fund A Class Shares. The example above assumes conversion of Class B Shares at the end of the fifth year. However, the conversion may occur as late as three months after the fifth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. Information for the sixth through tenth years reflects expenses of Class A Shares. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

         The purpose of the above tables is to assist investors in understanding the various costs and expenses that they will bear directly or indirectly in owning shares of the Funds.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

         The following financial highlights of USA Fund, Insured Fund and USA Intermediate Fund are derived from the Funds' financial statements and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP, all of which are incorporated by reference into Part B. Further information about the Funds' performance is contained in their Annual Report to shareholders. A copy of the Funds' Annual Report (including the report of Ernst & Young LLP) may be obtained from Tax-Free Fund, Inc. upon request at no charge.

         The following financial highlights of National High Yield Municipal Bond Fund are also derived from its financial statements and have been audited by Ernst & Young LLP, independent auditors for the period January 1, 1998 through August 31, 1998 and the year ended December 31, 1997, and by the Fund's previous independent auditors for the prior fiscal periods. The data for the most recent fiscal period should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP, all of which are incorporated by reference into Part B. Further information about the Fund's performance is contained in its Annual Report to shareholders. A copy of the Fund's Annual Report (including the report of Ernst & Young LLP) may be obtained from Mutual Funds, Inc. upon request at no charge.

         Effective with the close of business on November 8, 1996, National High Yield Municipal Bond Fund acquired the assets and assumed all identified liabilities of Great Hall National Tax-Exempt Fund in a tax-free exchange by issuing new shares. The Fund had no assets or liabilities prior to the acquisition. Consequently, the information presented for the Fund prior to November 8, 1996 represents the financial history of Great Hall National Tax-Exempt Fund.

--------------------------------------------------------------------------------

                                                   USA Fund Class A Shares
----------------------------------------------------------------------------------------------
                                                         Year Ended
                                       8/31/98(1) 8/31/97(1) 8/31/96(1) 8/31/95(1) 8/31/94(1)

Net Asset Value, Beginning of Period...  $11.710   $11.550    $12.070    $12.040    $12.640

Income From Investment Operations
---------------------------------
Net Investment Income..................   $0.597     0.666      0.696      0.746      0.751
Net Gains (Losses) on Securities
     (both realized and unrealized)....    0.310     0.210     (0.460)     0.030     (0.566)
                                           -----     -----     -------     -----     -------
     Total From  Investment  Operations    0.907     0.876      0.236      0.776      0.185
                                           -----     -----      -----      -----      -----

Less Distributions
------------------
Dividends from Net Investment
     Income ...........................   (0.597)   (0.666)    (0.696)    (0.746)    (0.751)
Distributions from Realized Gains......   (0.190)   (0.050)    (0.060)      none     (0.034)
                                          -------   -------    -------      ----     -------
     Total Distributions...............   (0.787)   (0.716)    (0.756)    (0.746)    (0.785)
                                          -------   -------    -------    -------    -------

Net Asset Value, End of Period.........  $11.830   $11.710    $11.550    $12.070    $12.040
                                         =======    ======    =======    =======    =======

---------------------------------

Total Return(2)........................    8.00%     7.79%      1.91%      6.74%      1.49%

---------------------------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period
     (000's omitted)................... $586,848  $615,852   $700,853   $758,470   $745,796
Ratio of Expenses to Average
     Daily Net Assets..................    0.97%     0.94%      0.94%      0.92%      0.89%
Ratio of Net Investment Income
     to Average Daily Net Assets.......    5.08%     5.73%      5.82%      6.29%      6.07%
Portfolio Turnover Rate................      81%       44%        42%        27%        10%

                                                      USA Fund Class A Shares
-------------------------------------------------------------------------------------
                                                          Year Ended
                                          8/31/92(1)   8/31/91   8/31/90    8/31/89

Net Asset Value, Beginning of Period...     $11.560    $11.070    $11.600    $11.020

Income From Investment Operations
---------------------------------
Net Investment Income..................       0.765      0.783      0.817      0.844
Net Gains (Losses) on Securities
     (both realized and unrealized)....       0.570      0.490     (0.530)     0.580
                                              -----      -----     -------     -----
     Total From  Investment  Operations       1.335      1.273      0.287      1.424
                                              -----      -----      -----      -----

Less Distributions
------------------
Dividends from Net Investment
     Income ...........................      (0.765)    (0.783)    (0.817)    (0.844)
Distributions from Realized Gains......        none       none       none       none
                                               ----       ----       ----       ----
     Total Distributions...............      (0.765)    (0.783)    (0.817)    (0.844)
                                             -------    -------    -------    -------

Net Asset Value, End of Period.........     $12.130    $11.560    $11.070    $11.600
                                            =======    =======    =======    =======

---------------------------------

Total Return(2)........................      11.91%     11.88%      2.50%     13.30%

---------------------------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period
     (000's omitted)...................    $702,988   $669,546   $611,505   $519,867
Ratio of Expenses to Average
     Daily Net Assets..................       0.80%      0.74%      0.75%      0.75%
Ratio of Net Investment Income
     to Average Daily Net Assets.......       6.47%      6.91%      7.12%      7.35%
Portfolio Turnover Rate................         21%        19%        14%         8%


--------------------------
(1) Beginning June 1, 1992, USA Fund began paying distribution expenses pursuant to a Rule 12b-1 Plan.
(2) Does not reflect maximum sales charge that is or was in effect nor the Limited CDSC of 1% that may apply if certain purchases of shares are redeemed during the first year after the purchase and 0.50% if such purchases of shares are redeemed during the second year after the purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

                                                                     USA Fund Class B Shares
                                                      ----------------------------------------------------
                                                                                                   Period
                                                                                                  5/2/94(1)
                                                                           Year Ended              through
                                                      8/31/98    8/31/97    8/31/96    8/31/95     8/31/94
Net Asset Value, Beginning of Period..............    $11.710    $11.550    $12.070    $12.040     $12.080

Income From Investment Operations
---------------------------------
Net Investment Income.............................      0.503      0.573      0.600      0.649       0.214
Net Gains (Losses) on Securities
         (both realized and unrealized)...........      0.310      0.210     (0.460)     0.030      (0.040)
                                                       -------    -------    -------    -------     -------
         Total from Investment Operations.........      0.813      0.783      0.140      0.679       0.174
                                                       -------    -------    -------    -------     -------

Less Distributions
------------------
Dividends from Net Investment Income..............     (0.503)    (0.573)    (0.600)    (0.649)     (0.214)
Distributions from Realized Gains.................     (0.190)    (0.050)    (0.060)      none        none
                                                       -------    -------    -------    -------     -------
         Total Distributions......................     (0.693)    (0.623)    (0.660)    (0.649)     (0.214)
                                                       -------    -------    -------    -------     -------


Net Asset Value, End of Period....................    $11.830    $11.710    $11.550    $12.070     $12.040
                                                      =======    =======    =======    =======     =======
----------------------------------

Total Return (2)..................................      7.15%      6.94%      1.11%      5.88%       1.45%(1)

----------------------------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period (000's omitted).........    $36,919    $35,055    $29,773    $17,779      $3,937
Ratio of Expenses to Average Daily Net Assets.....      1.77%      1.74%      1.74%      1.74%       1.74%(1)
Ratio of Net  Investment Income to
         Average Daily Net Assets.................      4.28%      4.93%      5.03%      5.47%       5.22%(1)
Portfolio Turnover Rate...........................        81%        44%        42%        27%         10%


                                                                    USA Fund Class C Shares
                                                             ------------------------------------------
                                                                                           Period
                                                                                         11/29/95(1)
                                                             Year Ended     Year Ended     through
                                                               8/31/98        8/31/97      8/31/96
Net Asset Value, Beginning of Period..............             $11.710        $11.550      $12.230

Income From Investment Operations
---------------------------------
Net Investment Income.............................               0.504          0.573        0.450
Net Gains (Losses) on Securities
         (both realized and unrealized)...........               0.310          0.210       (0.620)
                                                                -------        -------      -------
         Total from Investment Operations.........               0.814          0.783        0.170
                                                                -------        -------      -------

Less Distributions
------------------
Dividends from Net Investment Income..............              (0.504)        (0.573)      (0.450)
Distributions from Realized Gains.................              (0.190)        (0.050)      (0.060)
                                                                -------        -------      -------
         Total Distributions......................              (0.694)        (0.623)      (0.510)
                                                                -------        -------      -------


Net Asset Value, End of Period....................             $11.830        $11.710      $11.550
                                                               =======        =======       =======
----------------------------------

Total Return (2)..................................               7.15%          6.94%       (1.44%)(1)

----------------------------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period (000's omitted).........              $2,343         $1,505         $805
Ratio of Expenses to Average Daily Net Assets.....               1.77%          1.74%        1.74%(1)
Ratio of Net  Investment Income to
         Average Daily Net Assets.................               4.28%          4.93%        5.03%(1)
Portfolio Turnover Rate...........................                 81%            44%          42%


------------------------------
(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.
(2) Total return does not reflect the contingent deferred sales charge which varies from 1%-4% depending upon the holding period for USA Fund B Class shares nor the contingent deferred sales charge of 1% for USA Fund C Class shares redeemed within 12 months from the date of purchase.

                                                      Insured Fund Class A Shares
--------------------------------------------------------------------------------------------------
                                                             Year Ended
                                         8/31/98(1)  8/31/97(1)  8/31/96(1)   8/31/95(1)   8/31/94(1)

Net Asset Value, Beginning of Period...  $11.050     $10.860     $11.050      $11.020      $11.680

Income From Investment Operations
---------------------------------
Net Investment Income..................    0.517       0.573       0.588        0.639        0.622
Net Gains (Losses) on Securities
     (both realized and unrealized)....    0.295       0.281       (0.16)       0.030       (0.560)
                                           -----       -----       -----        -----      -------
     Total From  Investment  Operations    0.812       0.854       0.428        0.669        0.062
                                           -----       -----       -----        -----        -----

Less Distributions
------------------
Dividends from Net Investment
     Income ...........................   (0.517)     (0.573)     (0.588)      (0.639)      (0.622)
Distributions from Realized Gains......   (0.195)     (0.091)     (0.030)        none       (0.100)
                                          -------     ------     -------         ----     -------
     Total Distributions...............   (0.712)     (0.664)     (0.618)      (0.639)      (0.722)
                                          -------     ------     -------      -------    -------

Net Asset Value, End of Period.........  $11.150     $11.050     $10.860      $11.050      $11.020
                                         =======      ======     =======      =======    =======

---------------------------------

Total Return(2)........................    7.57%       8.07%       3.88%        6.33%        0.54%

--------------------------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period
     (000's omitted)...................  $74,296     $78,377     $81,149      $86,756      $91,235
Ratio of Expenses to Average
     Daily Net Assets..................    1.10%       1.05%       0.98%        0.98%        0.98%
Ratio of Net Investment Income
     to Average Daily Net Assets.......    4.65%       5.23%       5.29%        5.89%        5.48%
Portfolio Turnover Rate................      63%         42%         45%          68%          56%

                                                       Insured Fund Class A Shares
----------------------------------------------------------------------------------------------
                                                               Year Ended
                                         8/31/93(1)  8/31/92(1)  8/31/91    8/31/90    8/31/89

Net Asset Value, Beginning of Period...  $11.310     $10.900     $10.460    $10.690    $10.300

Income From Investment Operations
---------------------------------
Net Investment Income..................    0.638       0.674       0.699      0.714      0.727
Net Gains (Losses) on Securities
     (both realized and unrealized)....    0.400       0.410       0.440     (0.230)     0.390
                                           -----       -----       -----     -------     -----
     Total From  Investment  Operations    1.038       1.084       1.139      0.484      1.117
                                           -----       -----       -----      -----      -----

Less Distributions
------------------
Dividends from Net Investment
     Income ...........................   (0.638)     (0.674)     (0.699)    (0.714)    (0.727)
Distributions from Realized Gains......   (0.030)       none        none       none       none
                                          -------       ----        ----       ----       ----
     Total Distributions...............   (0.668)     (0.674)     (0.699)    (0.714)    (0.727)
                                          -------     ------     -------    -------    -------

Net Asset Value, End of Period.........  $11.680     $11.310     $10.900    $10.460    $10.690
                                         =======     =======     =======    =======    =======

---------------------------------

Total Return(2)........................    9.48%      10.23%      11.20%      4.63%     11.15%

--------------------------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period
     (000's omitted)...................    $96,118    $85,660    $76,700    $61,394    $54,131
Ratio of Expenses to Average
     Daily Net Assets..................      0.98%      0.86%      0.83%      0.83%      0.82%
Ratio of Net Investment Income
     to Average Daily Net Assets.......      5.58%      6.06%      6.50%      6.69%      6.86%
Portfolio Turnover Rate................         8%        29%        10%        13%        14%

--------------------------
(1) Beginning June 1, 1992, Insured Fund began paying distribution expenses pursuant to a Rule 12b-1 Plan.
(2) Does not reflect maximum sales charge that is or was in effect nor the Limited CDSC of 1% that may apply if certain purchases of shares are redeemed during the first year after the purchase and 0.50% if such purchases of shares are redeemed during the second year after the purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.


                                                                  Insured Fund Class B Shares
                                                      ----------------------------------------------------

                                                                                                   Period
                                                                                                  5/2/94(1)
                                                                           Year Ended              through
                                                      8/31/98    8/31/97    8/31/96    8/31/95     8/31/94

Net Asset Value, Beginning of Period..............    $11.050    $10.860    $11.050    $11.020     $10.990

Income From Investment Operations
---------------------------------
Net Investment Income.............................      0.427      0.485      0.499      0.550       0.179
Net Gains (Losses) on Securities
         (both realized and unrealized)...........      0.295      0.281     (0.160)     0.030       0.030
                                                        -----      -----     -------     -----       -----
         Total from Investment Operations.........      0.722      0.766      0.339      0.580       0.209
                                                        -----      -----      -----      -----       -----

Less Distributions
------------------
Dividends from Net Investment Income..............    (0.427)    (0.485)     (0.499)    (0.550)     (0.179)
Distributions from Realized Gains.................    (0.195)    (0.091)     (0.030)      none        none
                                                      -------    -------     -------      ----        ----
         Total Distributions......................    (0.622)    (0.576)     (0.529)    (0.550)     (0.179)
                                                      -------    -------     -------    -------     -------

Net Asset Value, End of Period....................    $11.150    $11.050    $10.860    $11.050     $11.020
                                                      =======    =======    =======    =======     =======
----------------------------------

Total Return (2)..................................      6.72%      7.21%      3.05%      5.47%       1.91%(1)

----------------------------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period (000's omitted).........     $4,268     $3,619     $3,375     $2,448        $826
Ratio of Expenses to Average Daily Net Assets.....      1.90%      1.85%      1.78%      1.80%       1.83%(1)
Ratio of Net  Investment Income
         to Average Daily Net Assets..............      3.85%      4.43%      4.48%      5.07%       4.63%(1)
Portfolio Turnover Rate...........................        63%        42%        45%        68%         56%



                                                                 Insured Fund Class C Shares
                                                           -----------------------------------------
                                                                                          Period
                                                                                          11/29/95(1)
                                                           Year Ended     Year Ended      through
                                                             8/31/98        8/31/97       8/31/96

Net Asset Value, Beginning of Period..............           $11.050        $10.860       $11.260

Income From Investment Operations
---------------------------------
Net Investment Income.............................             0.425          0.485         0.375
Net Gains (Losses) on Securities
         (both realized and unrealized)...........             0.295          0.281        (0.370)
                                                               -----          -----        -------
         Total from Investment Operations.........             0.720          0.766         0.005
                                                               -----          -----         -----

Less Distributions
------------------
Dividends from Net Investment Income..............            (0.425)        (0.485)       (0.375)
Distributions from Realized Gains.................            (0.195)        (0.091)       (0.030)
                                                              -------        -------       -------
         Total Distributions......................            (0.620)        (0.576)       (0.405)
                                                              -------        -------       -------

Net Asset Value, End of Period....................           $11.150        $11.050       $10.860
                                                             =======        =======       =======
----------------------------------

Total Return (2)..................................             6.72%          7.21%         0.01%(1)

----------------------------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period (000's omitted).........              $321            $89          $120
Ratio of Expenses to Average Daily Net Assets.....             1.90%          1.85%         1.78%(1)
Ratio of Net  Investment Income
         to Average Daily Net Assets..............             3.85%          4.43%         4.48%(1)
Portfolio Turnover Rate...........................               63%            42%           45%


------------------------------
(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.
(2) Total return does not reflect the contingent deferred sales charge which varies from 1%-4% depending upon the holding period for Insured Fund B Class shares nor the contingent deferred sales charge of 1% for Insured Fund C Class shares redeemed within 12 months from the date of purchase.


                                                                               Intermediate Fund Class A Shares
                                                  ----------------------------------------------------------------------------------
                                                                                                                           Period
                                                                                                                          1/7/93(1)
                                                                                               Year Ended                  through
                                                  8/31/98         8/31/97        8/31/96        8/31/95         8/31/94   8/31/93

Net Asset Value, Beginning of Period............  $10.460         $10.320        $10.410        $10.320         $10.630   $10.000

Income From Investment Operations
---------------------------------
Net Investment Income...........................    0.501           0.524          0.550          0.550           0.530     0.330
Net Gains (Losses) on Securities
        (both realized and unrealized)..........    0.250           0.140         (0.090)         0.090          (0.310)    0.630
                                                    -----           -----         -------         -----         -------     -----
        Total from Investment Operations........    0.751           0.664          0.460          0.640           0.220     0.960
                                                    -----           -----          -----          -----           -----     -----

Less Distributions
------------------
Dividends from Net Investment Income............   (0.501)         (0.524)        (0.550)        (0.550)         (0.530)   (0.330)
Distributions from Realized Gains...............     none            none           none           none            none      none
                                                     ----            ----           ----           ----            ----      ----
        Total Distributions.....................   (0.501)         (0.524)        (0.550)        (0.550)         (0.530)   (0.330)
                                                  -------         -------        -------        -------         -------   -------

Net Asset Value, End of Period..................  $10.710         $10.460        $10.320        $10.410         $10.320   $10.630
                                                  =======         =======        =======        =======         =======   =======
----------------------------------

Total Return (2)................................    7.34%           6.57%          4.52%          6.43%           2.09%     9.75%(1)

----------------------------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period (000's omitted).......  $22,562         $21,635        $22,617        $20,492         $28,193   $14,684
Ratio of Expenses to Average Daily Net Assets...    0.67%           0.43%          0.25%          0.25%           0.25%     0.25%(1)
Ratio of Expenses to Average Daily Net Assets
        Prior to Expense Limitation.............    1.33%           1.02%          0.95%          1.07%           1.19%     1.94%(1)
Ratio of Net  Investment Income
        to Average Daily Net Assets.............    4.73%           5.03%          5.29%          5.37%           5.00%     4.84%(1)
Ratio of Net Investment Income to Average Daily
        Net Assets Prior to Expense Limitation..    4.07%           4.44%          4.59%          4.55%           4.06%     3.15%(1)
Portfolio Turnover Rate.........................     104%             34%            15%            63%             81%       53%

-----------------------------
(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.
(2) Does not reflect maximum sales charge that is or was in effect nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase. Total return reflects the waiver of fees referenced in Expenses under Management of the Funds.

                                                             Intermediate Fund Class B Shares
                                                      -----------------------------------------------------

                                                                                                   Period
                                                                                                  5/2/94(1)
                                                                           Year Ended              through
                                                      8/31/98    8/31/97    8/31/96    8/31/95     8/31/94

Net Asset Value, Beginning of Period..............    $10.460    $10.320    $10.410    $10.320     $10.230

Income From Investment Operations
---------------------------------
Net Investment Income.............................      0.411      0.436      0.460      0.460       0.150
Net Gains (Losses) on Securities
         (both realized and unrealized)...........      0.250      0.140     (0.090)     0.090       0.090
                                                        -----      -----     -------     -----       -----
         Total from Investment Operations.........      0.661      0.576      0.370      0.550       0.240
                                                        -----      -----      -----      -----       -----

Less Distributions
------------------
Dividends from Net Investment Income..............     (0.411)    (0.436)    (0.460)    (0.460)     (0.150)
Distributions from Realized Gains.................      none       none        none       none        none
                                                        ----       ----        ----       ----        ----
         Total Distributions......................     (0.411)    (0.436)    (0.460)    (0.460)     (0.150)
                                                      -------    -------    -------    -------     -------

Net Asset Value, End of Period....................    $10.710    $10.460    $10.320    $10.410     $10.320
                                                      =======    =======    =======    =======     =======
----------------------------------

Total Return (2)..................................      6.43%      5.67%      3.63%      5.53%       2.31%(1)

----------------------------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period (000's omitted).........     $1,933     $1,832     $1,490       $949        $597
Ratio of Expenses to Average Daily Net Assets.....      1.52%      1.28%      1.10%      1.10%       1.10%(1)
Ratio of Expenses to Average Daily Net Assets
         Prior to Expense Limitation..............      2.18%      1.87%      1.80%      1.92%       2.04%(1)
Ratio of Net  Investment Income
         to Average Daily Net Assets..............      3.88%      4.18%      4.44%      4.52%       4.15%(1)
Ratio of Net Investment Income to Average Daily
         Net Assets Prior to Expense Limitation...      3.22%      3.59%      3.74%      3.70%       3.21%(1)
Portfolio Turnover Rate...........................       104%        34%        15%        63%         81%


                                                               Intermediate Fund Class C Shares
                                                          ------------------------------------------
                                                                                         Period
                                                                                         11/29/95(1)
                                                          Year Ended     Year Ended      through
                                                            8/31/98        8/31/97       8/31/96

Net Asset Value, Beginning of Period..............          $10.460        $10.320       $10.480

Income From Investment Operations
---------------------------------
Net Investment Income.............................            0.411          0.436         0.035
Net Gains (Losses) on Securities
         (both realized and unrealized)...........            0.250          0.140        (0.160)
                                                              -----          -----        -------
         Total from Investment Operations.........            0.661          0.576         0.190
                                                              -----          -----         -----

Less Distributions
------------------
Dividends from Net Investment Income..............           (0.411)        (0.436)       (0.350)
Distributions from Realized Gains.................             none           none          none
                                                               ----           ----          ----
         Total Distributions......................           (0.411)        (0.436)       (0.350)
                                                            -------        -------       -------

Net Asset Value, End of Period....................          $10.710        $10.460       $10.320
                                                            =======        =======       =======
----------------------------------

Total Return (2)..................................            6.43%          5.67%         1.84%(1)

----------------------------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period (000's omitted).........           $1,996         $1,426          $193
Ratio of Expenses to Average Daily Net Assets.....            1.52%          1.28%         1.10%(1)
Ratio of Expenses to Average Daily Net Assets
         Prior to Expense Limitation..............            2.18%          1.87%         1.80%(1)
Ratio of Net  Investment Income
         to Average Daily Net Assets..............            3.88%          4.18%         4.44%(1)
Ratio of Net Investment Income to Average Daily
         Net Assets Prior to Expense Limitation...            3.22%          3.59%         3.74%(1)
Portfolio Turnover Rate...........................             104%            34%           15%

-----------------------
(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.
(2) Total return does not reflect the contingent deferred sales charge which varies from 1%-2% depending upon the holding period for Intermediate Fund B Class shares nor the contingent deferred sales charge of 1% for Intermediate Fund C Class shares redeemed within 12 months from the date of purchase. Total return reflects the waiver of fees referenced in Expenses under Management of the Funds.

                                                       National High Yield Municipal Bond Fund  A Class Shares
----------------------------------------------------------------------------------------------------------------------------
                                                          Period                   Period
                                                          1/1/98       Year        8/1/96
                                                         through      Ended       through                Year Ended
                                                         8/31/98    12/31/97(1)  12/31/96(2)  7/31/96    7/31/95   7/31/94

Net Asset Value, Beginning of Period...................  $10.720     $10.400      $10.190     $10.170    $10.170   $10.500

Income from Investment Operations
---------------------------------
Net Investment Income..................................    0.398       0.648        0.260       0.625      0.648     0.624
Net Gains (Losses) on Securities
    (both realized and unrealized) ....................    0.115       0.390        0.210       0.148      0.045    (0.313)
                                                           -----       -----        -----       -----      -----     -----
Total From Investment Operations.......................    0.513       1.038        0.470       0.773      0.693     0.311
                                                           -----       -----        -----       -----      -----     -----

Less Dividends and Distributions
--------------------------------
Dividends From Net Investment Income...................   (0.398)     (0.647)      (0.260)     (0.625)    (0.648)   (0.624)
Distributions From Realized
    Gains .............................................   (0.035)     (0.071)        none      (0.128)    (0.045)   (0.017)
                                                          -------    -------         ----      ------     -----     -----
Total Distributions....................................   (0.433)    (0.718)       (0.260)     (0.750)    (0.690)   (0.640)
                                                          -------    -------      -------      ------    -------   -------

Net Asset Value, End of Period.........................  $10.800     $10.720      $10.400     $10.190    $10.170   $10.170
                                                         =======     =======      =======     =======    =======   =======
------------------------------
Total Return(3)........................................    4.87%      10.32%        4.52%       7.78%      7.16%     2.99%

------------------------------

Ratio and Supplemental Data
---------------------------
Net Assets, End of Period (000's omitted)..............  $69,606     $55,458      $59,105     $63,460    $66,357   $72,172
Ratio of Expenses to Average Daily Net Assets..........    0.92%(4)    0.84%        0.87%(4)    0.85%      0.79%     0.91%
Ratio of Expenses to Average Daily Net Assets
    Prior to Expense Limitation........................    1.12%(4)    1.12%        1.07%(4)    0.96%      0.90%     1.01%
Ratio of Net Investment Income to
    Average Daily Net Assets...........................    5.52%(4)    6.15%        6.06%(4)    6.10%      6.45%     5.98%
Ratio of  Net Investment Income to Average Net
    Assets Prior to Expense Limitation.................    5.32%(4)    5.87%        5.86%(4)    5.99%      6.34%     5.88%
Portfolio Turnover Rate................................      43%(4)      45%           7%          0%         8%       28%

                                                       National High Yield Municipal Bond Fund  A Class Shares
------------------------------------------------------------------------------------------------------------------------------------


                                                                                Year Ended
                                                         7/31/93   7/31/92    7/31/91   7/31/90   7/31/89

Net Asset Value, Beginning of Period...................  $10.220    $9.650     $9.630    $9.680    $9.250

Income from Investment Operations
---------------------------------
Net Investment Income..................................    0.652     0.703      0.697     0.669     0.692
Net Gains (Losses on Securities
    (both realized and unrealized).....................    0.280     0.570      0.020    (0.050)    0.430
                                                           -----     -----      -----     -----
Total From Investment Operations.......................    0.932     1.273      0.717     0.619     1.122
                                                           -----     -----      -----     -----     -----

Less Dividends and Distributions
--------------------------------
Dividends From Net Investment Income...................   (0.652)   (0.703)    (0.697)   (0.669)   (0.692)
Distributions From Realized
    Gains .............................................     none      none       none      none      none
                                                            ----      ----       ----      ----      ----
Total Dividends and Distributions......................   (0.650)   (0.703)    (0.697)   (0.669)   (0.692)
                                                          -------   -------    -------   -------   -------

Net Asset Value, End of Period.........................  $10.500   $10.220     $9.650    $9.630    $9.680
                                                         =======   =======     ======    ======    ======
------------------------------
Total Return(3)........................................    9.45%    13.84%      7.76%     6.69%    12.55%

------------------------------

Ratio and Supplemental Data
---------------------------
Net Assets, End of Year (000's omitted)...............  $58,048   $43,166    $46,812   $36,439   $34,519
Ratio of Expenses to Average Daily Net Assets.........    1.01%     0.84%      0.96%     1.23%     1.02%
Ratio of Expenses to Average Daily Net Assets
    Prior to Expense Limitation........................    1.24%     1.14%      1.26%     1.23%     1.20%
Ratio of Net Investment Income to
    Average Daily Net Assets...........................    6.32%     7.15%      7.26%     6.99%     7.36%
Ratio of  Net Investment Income to Average Net
    Assets Prior to Expense Limitation.................    6.09%     6.85%      6.96%     6.99%     7.18%
Portfolio Turnover Rate................................      16%       15%        14%       33%       16%

---------------------------
(1) Commencing May 1, 1997, the Manager replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(2) On November 6, 1996, the Fund's shareholders approved a change of investment adviser from I.F.G. Asset Management Services, Inc. to Voyageur Fund Managers, Inc.
(3) Does not reflect maximum sales charge that is or was in effect nor the Limited CDSC of 1% that may apply if certain purchases of shares are redeemed during the first year after the purchase and 0.50% if such purchases of shares are redeemed during the second year after the purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value. Total returns for periods less than 12 months has not been annualized. Total returns reflect any expense limitations in effect during the period.
(4)  Annualized.



                                                         National High Yield Municipal Bond Fund B Class Shares
                                                         ------------------------------------------------------
                                                          Period          Period             Period
                                                          1/1/98           Year            12/18/96(1)
                                                          through          Ended             through
                                                          8/31/98       12/31/97(2)         12/31/96

Net Asset Value, Beginning of Period................      $10.730        $10.400             $10.370

Income From Investment Operations
---------------------------------
Net Investment Income...............................        0.348          0.534               0.010
Net Gains (Losses) on Securities
       (both realized and unrealized)...............        0.122          0.433               0.030
                                                            -----          -----               -----
Total From Investment Operations....................        0.470          0.967               0.040
                                                            -----          -----               -----

Less Dividends and Distributions
--------------------------------
Dividends From Net Investment Income (Loss).........       (0.345)        (0.566)             (0.010)
Distributions From Realized Gains ..................       (0.035)        (0.071)               none
                                                          -------        -------                ----
Total Dividends and Distributions...................       (0.380)        (0.637)             (0.010)
                                                          -------        -------             -------

Net Asset Value, End of Period......................      $10.820        $10.730             $10.400
                                                          =======        =======             =======
-----------------------

Total Return(3).....................................        4.44%          9.57%               0.43%

-----------------------

Ratios and Supplemental Data
----------------------------
Net Assets, End of Period (000's omitted)...........      $10,620         $3,573                 $88
Ratio of Expenses to Average Daily Net Assets.......        1.67%(4)       1.56%               1.45%(4)
Ratio of Expenses to Average Daily Net Assets
       Prior to Expense Limitation..................        1.87%(4)       1.84%               1.66%(4)
Ratio of Net Investment Income to
       Average Net Assets...........................        4.77%(4)       5.43%               4.65%(4)
Ratio of Net Investment Income to Average
       Net Assets Prior to Expense Limitation.......        5.57%(4)       5.15%               4.44%(4)
Portfolio Turnover Rate ............................          43%(4)         45%                  7%



                                                            National High Yield Municipal Bond Fund C Class Shares
                                                            ------------------------------------------------------
                                                                          Period              Period
                                                                          1/1/98            5/26/97(1)
                                                                          through             through
                                                                          8/31/98            12/31/97

Net Asset Value, Beginning of Period................                      $10.740             $10.400

Income From Investment Operations
---------------------------------
Net Investment Income...............................                        0.348               0.315
Net Gains (Losses on Securities
       (both realized and unrealized)...............                        0.122               0.391
                                                                            -----               -----
Total From Investment Operations....................                        0.470               0.706
                                                                            -----               -----

Less Dividends and Distributions
--------------------------------
Dividends From Net Investment Income (Loss).........                       (0.345)             (0.335)
Distributions From Realized
        Gains ......................................                       (0.035)             (0.071)
                                                                          -------             -------
Total Dividends and Distributions...................                       (0.380)             (0.406)
                                                                          -------             -------

Net Asset Value, End of Period......................                      $10.830             $10.740
                                                                          =======             -------
-----------------------

Total Return(3).....................................                        4.44%               6.88%

-----------------------

Ratios and Supplemental Data
----------------------------
Net Assets, End of Period (000's omitted)...........                       $4,690              $1,220
Ratio of Expenses to Average Daily Net Assets.......                        1.67%(4)            1.62%(4)
Ratio of Expenses to Average Daily Net Assets
       Prior to Expense Limitation..................                        1.87%(4)            1.90%(4)
Ratio of Net Investment Income to
       Average Net Assets...........................                        4.77%(4)            5.37%(4)
Ratio of Net Investment Income to Average
       Net Assets Prior to Expense Limitation.......                        4.57%(4)            5.09%(4)
Portfolio Turnover Rate ............................                          43%(4)              45%

--------------------------
(1)  Commencement of operations.
(2) Commencing May 1, 1997, the Manager replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(3) Total return does not reflect the contingent deferred sales charge which varies from 1% - 4% depending upon the holding period for Class B Shares and 1% for Class C Shares redeemed within 12 months from the date of purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares. Total return for periods less than 12 months has not been annualized. Total returns reflect any expense limitations in effect during the period.
(4)  Annualized.

INVESTMENT OBJECTIVES AND POLICIES

         The investment objective of USA Fund is to seek as high a level of current interest income exempt from federal income tax as is available from Municipal Obligations and is consistent with prudent investment management and preservation of capital. Typically, the Municipal Obligations in the Fund will have a maturity range between five and 30 years.

         The investment objective of Insured Fund is to seek as high a level of current interest income exempt from federal income tax as is available from Municipal Obligations and is consistent with prudent investment management and preservation of capital. Insured Fund seeks to achieve its objective by investing primarily in Municipal Obligations protected by insurance guaranteeing the payment of principal and interest when due. Typically, the Municipal Obligations in the Fund will have a maturity range of between five and 30 years.

         The investment objective of Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from Municipal Obligations and is consistent with prudent investment management and preservation of capital. The Fund seeks to achieve its objective by investing primarily in Municipal Obligations. The portfolios will have a dollar weighted average maturity of between three and 10 years.

         The investment objective of National High Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in a portfolio of medium- and lower-grade Municipal Obligations. The weighted average maturity of the investment portfolio of the Fund is expected to be approximately 15 to 25 years. However, if the Manager determines that market conditions warrant a shorter average maturity, the Fund's investments will be adjusted accordingly.

         The investment objective of each Fund cannot be changed without approval by the shareholders of that Fund. There is no assurance that the investment objective of each Fund can be achieved.

SUITABILITY
         The Fund may be suitable for investors interested in high current income flow exempt from federal income tax.

         Although exempt from regular federal income tax, interest paid on certain types of municipal obligations is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax. Up to 20% of the net assets of USA Fund, Insured Fund and Intermediate Fund may be invested in bonds the income from which is subject to the federal alternative minimum tax. National High Yield Municipal Bond Fund may invest without limit in securities that generate such income. The Fund may not be a suitable investment for investors who are already subject to the alternative minimum tax or who would become subject to the alternative minimum tax as a result of an investment in the Fund. See Taxes.

         The net asset value of shares of each Fund will fluctuate. When interest rates rise, the share value will tend to fall, and when interest rates fall, the share value will tend to rise. Therefore, the Funds may not be suitable for an investor whose primary objective is stability of principal. The value of shares of Intermediate Fund will tend to fluctuate less than the value of shares of USA, Insured and National High Yield Municipal Bond Funds. This is because the average maturity of Intermediate Fund will tend to be shorter than the average maturity of USA, Insured and National High Yield Municipal Bond Funds, and the value of bonds of shorter maturity tends to be less affected by changes in interest rates than bonds of longer maturity. This pattern may vary during certain economic and market conditions.

         Investors should be willing to accept the risk of investments in Municipal Obligations. The insurance features of Insured Fund may somewhat lessen the risk of loss due to default by an issuer of bonds held in that Fund's portfolio as compared to similarly situated uninsured bonds held by the other Funds, but such bonds remain subject to the risk of market fluctuation. Also, there is no assurance that any insurance company will meet its obligations.

         National High Yield Municipal Bond Fund may invest primarily in lower-rated securities and USA and Intermediate Funds each may invest a portion of its assets in such securities. While investments in lower-rated securities have the potential for higher yields, they are more speculative and increase the credit risk of a Fund's portfolio. Changes in the market value of the portfolio securities will not affect interest income from such securities, but will be reflected in the Fund's net asset value. Investors should be willing to accept the risks, including the risk of net asset value fluctuations, associated with investing in these securities.

         An investment in any of the Funds permits an investor to participate in the municipal bond market while affording the advantages of a high degree of liquidity and greater diversification than might be achieved by investing directly in such securities. Ownership of Fund shares can reduce the bookkeeping and administrative inconvenience which is typically connected with direct purchases of the type of securities in which the Funds invest.

         Investors should not consider purchases of shares of the Funds as equivalent to a complete investment program. Delaware Investments offers funds, generally available through registered dealers, which may be used together to create a more complete investment program.

INVESTMENT STRATEGY

Tax-Exempt Investments
         Each Fund invests primarily in Municipal Obligations paying interest income which, in the opinion of the bond issuer's counsel, is exempt from federal income tax. Municipal Obligations include debt obligations issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general operating expenses. These securities include obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Some Municipal Obligations are backed by the issuer's full faith and credit while others are secured by a specific revenue source and are not backed by any general taxing power. The Funds will invest in both types of obligations. With respect to the National High Yield Municipal Bond Fund, Municipal Obligations also include certain derivative instruments. See Other Investment Policies and Risk Considerations. Typically, the maturity of Municipal Obligations in which USA Fund and Insured Fund invest will range between five and 30 years, Intermediate Fund will have an average maturity between three and 10 years and National High Yield Municipal Bond Fund will have an average maturity between approximately 15 to 25 years.

         USA Fund, Insured Fund and Intermediate Fund intend to invest at least 80% of their respective net assets under normal market conditions in Municipal Obligations, the interest of which is exempt from federal income tax as a fundamental policy. National High Yield Municipal Bond Fund will attempt to invest 100% (and as a matter of fundamental policy during normal circumstances will invest at least 80%) of the value of its net assets in Municipal Obligations, the interest on which is exempt from regular federal income tax. USA Fund, Insured Fund and Intermediate Fund each may invest up to 20% of its net assets and National High Yield Municipal Bond Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. Although exempt from regular federal income tax, interest paid on certain types of municipal obligations (commonly referred to as "private activity" or "private purpose" bonds) is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax. During times of adverse market conditions when a defensive investment posture is warranted, each Fund may temporarily select investments without regard to the foregoing policies.

         The following table shows what the impact of tax-free investing can be for shareholders.

1998 Federal Marginal Tax Rates
                                                                                     Tax-Exempt Yields
                                                       Federal           4.0%*             5.0%*             6.0%*           7.0%*
    Taxable                   Taxable                  Marginal         Federal           Federal           Federal         Federal
     Income                    Income                    Tax            Taxable           Taxable           Taxable         Taxable
Single Return             Joint Return                   Rate          Equivalent        Equivalent        Equivalent     Equivalent
-------------             ------------                   ----          ----------        ----------        ----------     ----------
$0-$24,650                $0-$41,200                     15%              4.7%              5.9%              7.1%            8.2%
$24,651-$59,750           $41,201-$99,600                28%              5.6%              6.9%              8.3%            9.7%
$59,751-$124,650          $99,601-$151,750               31%              5.8%              7.2%              8.7%           10.1%
$124,651-$271,050         $151,751-$271,050              36%+             6.3%              7.8%              9.4%           10.9%
Over $271,050             Over $271,050                 39.6%+            6.6%              8.3%              9.9%           11.6%

         The equivalent taxable yields are calculated on 4%, 5%, 6% and 7% tax-free yields. While it is expected that each Fund will invest principally in obligations generating interest exempt from federal income tax, other income received by a Fund may be taxable and certain income received by a Fund may be subject to the federal alternative minimum tax. In addition, the tax rates do not take into consideration any state personal or property taxes.

* This should not be considered representative of a Fund's yield at any specific time.
+ For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate. In addition, a 10% surtax (not applicable to capital gains) applies to certain high-income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $271,050. The above table does not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.


Quality Restrictions

         USA Fund, Insured Fund and Intermediate Fund -- USA Fund intends to invest at least 80% of its portfolio in debt obligations that are rated in the top four grades by Moody's, Standard & Poor's Ratings Group or Fitch at the time of purchase. Intermediate Fund intends to invest at least 90% of its portfolio in debt obligations that are either rated in the top four grades by Moody's, S&P or Fitch at the time of purchase or unrated, but in the Manager's opinion equivalent in credit quality to obligations rated in the top four grades. The fourth grade is considered medium grade and may have speculative characteristics.

         USA Fund may invest up to 20% of its assets in securities with a rating lower than the top four grades and in unrated securities, that in the Manager's opinion equivalent in credit quality to obligations rated lower than the top four grades. Intermediate Fund may invest up to 10% of its assets in securities either with a rating lower than the top four grades or unrated, but in the Manager's opinion equivalent in credit quality to obligations rated lower than the top four grades. Securities of lower credit quality are speculative and may involve greater risks and have higher yields. See Risk Considerations, below.

         Insured Fund intends to invest at least 80% of its assets in debt obligations which are insured by various insurance companies that undertake to pay to a holder the interest or principal amount of an obligation if the interest or principal is not paid by the issuer when due. At present, the Municipal Bond Insurance Association ("MBIA"), AMBAC Indemnity Corporation ("AMBAC Indemnity"), Financial Guaranty Insurance Company ("FGIC") and Financial Security Assurance ("FSA") provide a substantial portion of such insurance. Accordingly, at different times, a substantial portion of Insured Fund's portfolio may consist of Municipal Obligations that are insured by a single insurance company. In the event of a default, the insurer is required to make payments of interest and principal when due to the bondholders. There is no assurance that the insurance company will meet its obligations. The Manager does not look to the creditworthiness of a private insurer but, instead, reviews the creditworthiness of the actual issuer and its ability to pay interest and principal. Insurance on Municipal Obligations that is purchased by Insured Fund will generally have been obtained by the bond issuer and attached to the bonds for their lifetime, although in some instances this Fund will obtain insurance on bonds while they are held by the Fund. Insured Fund may invest a portion of its assets in debt obligations that are considered to be below investment grade. The Fund presently intends to limit such investments to no more than 5% of its assets, measured at the time of purchase.

         Each Fund may invest, without limit, in short-term, tax-free instruments such as tax-exempt commercial paper and general obligation, revenue and project notes, as well as variable and floating rate demand obligations. Short-term securities will be rated in the top two grades by a nationally recognized rating agency.

         Under abnormal conditions, each Fund may invest in taxable instruments for temporary defensive purposes. These would include instruments such as obligations of the U.S. government, its agencies and instrumentalities, commercial paper, certificates of deposit of domestic banks and other debt instruments. The above investments will be rated at least A-2, P-2 or MIG-2.

         National High Yield Municipal Bond Fund -- National High Yield Municipal Bond Fund will normally invest at least 65% of its total assets in medium-and lower-grade Municipal Obligations rated, at the time of investment, between BBB and B- (inclusive) by S&P, Baa and B3 (inclusive) by Moody's, or BBB and B-(inclusive) by Fitch, or Municipal Obligations determined by the Manager to be of comparable quality.

         Medium-grade Municipal Obligations are rated BBB by S&P or Fitch, Baa by Moody's or are determined by the Manager to be of comparable quality.

         The Fund may invest in lower-grade Municipal Obligations rated, at the time of investment, no lower than B- by S&P or Fitch, or B3 by Moody's, or in municipal securities determined by the Manager to be of comparable quality. Municipal Obligations rated B by S&P or Fitch generally are regarded by S&P or Fitch, on balance, as predominantly speculative with respect to capacity to pay interest or repay principal in accordance with the terms of the obligations. While such securities will likely have some quality and protective characteristics, in S&P's or Fitch's view these are outweighed by large uncertainties or major risk exposure to adverse conditions. Securities rated B by Moody's are viewed by Moody's as generally lacking characteristics of the desirable investment. In Moody's view, assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         The Fund will not make initial investments in Municipal Obligations rated, at the time of investment, below B- by S&P or Fitch, or below B3 by Moody's, or in Municipal Obligations determined by the Manager to be of comparable quality. The Fund may retain Municipal Obligations which are downgraded after investment. There is no minimum rating with respect to securities that the Fund may hold if downgraded after investment.

         Investment in medium- and lower-grade securities involves special risks as compared with investment in higher-grade securities, including potentially greater sensitivity to a general economic downturn or to a significant increase in interest rates, greater market price volatility and less liquid secondary market trading. See Risk Considerations, below. There can be no assurance that the Fund will achieve its investment objective, and the Fund may not be an appropriate investment for all investors.

         At times the Manager may judge that conditions in the markets for medium- and lower-grade Municipal Obligations make pursuing the Fund's basic investment strategy of investing primarily in such Municipal Obligations inconsistent with the best interests of shareholders. At such times, the Fund may invest all or a portion of its assets in higher grade Municipal Obligations and in Municipal Obligations determined by the Manager to be of comparable quality. Although such higher grade Municipal Obligations generally entail less credit risk, such higher grade Municipal Obligations may have a lower yield than medium and lower grade Municipal Obligations and investment in such higher grade Municipal Obligations may result in a lower yield to Fund shareholders. The Manager also may judge that conditions in the markets for long- and intermediate-term Municipal Obligations in general make pursuing the Fund's basic investment strategy inconsistent with the best interests of the Fund's shareholders. At such times, the Fund may pursue strategies primarily designed to reduce fluctuations in the value of the Fund's assets, including investing the Fund's assets in high-quality, short-term Municipal Obligations and in high-quality, short-term taxable securities. See Taxes.

         The Fund may invest without limitation in short-term Municipal Obligations or in taxable obligations on a temporary, defensive basis due to market conditions or, with respect to taxable obligations, for liquidity purposes. Such taxable obligations, whether purchased for liquidity purposes or on a temporary, defensive basis, may include: obligations of the U.S. government, its agencies or instrumentalities; other debt securities rated within the three highest grades by either Moody's, Fitch or S&P; commercial paper rated in the highest grade by any of such rating services (Prime-1, F-1+ or A-1, respectively); certificates of deposit and bankers' acceptances of domestic banks which have capital, surplus and undivided profits of over $100 million; high-grade taxable Municipal Obligations; and repurchase agreements with respect to any of the foregoing investments. The Fund also may hold its assets in cash and in securities of tax-exempt money market mutual funds.

                           *        *        *
Diversification
         Each Fund's portfolio of assets is nondiversified as defined by the 1940 Act. This means that the Manager has the flexibility to invest as much as 50% of each Fund's assets in as few as two issuers provided no single issuer accounts for more than 25% of the portfolio. The remaining 50% of each portfolio must be diversified so that no more than 5% of it is invested in the securities of a single issuer. Those limitations notwithstanding, and except as otherwise provided herein, each Fund may invest up to 20% of its assets in U.S. government securities and government agency securities that are backed by the U.S. government, its agencies or instrumentalities. Because the Funds may invest their assets in fewer issuers, the value of Fund shares may increase or decrease more rapidly than if the Fund were fully diversified. In the event a Fund invests more than 5% of its assets in a single issuer, it would be affected more than a fully diversified fund if that issuer were to encounter difficulties in satisfying its financial obligations.

Concentration
         Each Fund may invest more than 25% of its assets in municipal obligations relating to similar types of projects or with other similar economic, business or political characteristics (such as bonds of housing finance agencies or health care facilities). In addition, each Fund may invest more than 25% of its assets in industrial development bonds or, except with respect to National High Yield Municipal Bond Fund, pollution control bonds which may be backed only by the assets and revenues of a nongovernmental issuer. A Fund will not, however, invest more than 25% of its total assets in bonds issued for companies in the same industry.

         Percentage limitations outlined above are determined at the time an investment is made.

RISK CONSIDERATIONS

General
         The yields on Municipal Obligations are dependent on a variety of factors, including the financial condition of the issuer or other obligor thereon or the revenue source from which debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, maturity of the obligation and the rating of the issue. Generally, the value of Municipal Obligations will tend to fall as interest rates rise and will tend to increase as interest rates decrease. In addition, Municipal Obligations of longer maturity generally produce higher current yields than Municipal Obligations with shorter maturities but are subject to greater price fluctuation due to changes in interest rates, tax laws and other general market factors. Lower rated Municipal Obligations generally produce a higher yield than higher rated Municipal Obligations due to the perception of a greater degree of risk as to the payment of principal and interest. Certain Municipal Obligations held by the a Fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund might not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Special Risks Considerations Regarding Medium- and Lower-Grade Municipal Obligations
         Each Fund, except Insured Fund, invests in medium- and lower-grade Municipal Obligations. Municipal Obligations which are in the medium and lower grade categories generally offer a higher current yield than is offered by higher-grade Municipal Obligations but they also generally involve greater price volatility and greater credit and market risk. Credit risk relates to the issuer's ability to make timely payment of interest and principal when due. Market risk relates to the changes in market value that occur as a result of variation in the level of prevailing interest rates and yield relationships in the municipal securities market. Debt securities rated BB or below by S&P or Fitch and B or below by Moody's are commonly referred to as "junk bonds."

         The value of a Fund's portfolio securities can be expected to fluctuate over time. When interest rates decline, the value of a portfolio invested in fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed-income securities generally can be expected to decline. However, the secondary market prices of medium- and lower-grade Municipal Obligations are less sensitive to changes in interest rates and are more sensitive to adverse economic changes or individual issuer developments than are the secondary market prices of higher-grade debt securities. Such events also could lead to a higher incidence of defaults by issuers of medium- and lower-grade Municipal Obligations as compared with historical default rates. In addition, changes in interest rates and periods of economic uncertainty can be expected to result in increased volatility in the market price of the Municipal Obligations in the Fund's portfolio and thus in the net asset value of the Fund invested in such instruments. Also, adverse publicity and investor perceptions, whether or not based on rational analysis, may affect the value and liquidity of medium- and lower-grade Municipal Obligations. The secondary market value of Municipal Obligations structured as zero-coupon securities and payment-in-kind securities may be more volatile in response to changes in interest rates than debt securities which pay interest periodically in cash. Investment in such securities also involves certain tax considerations.

         Increases in interest rates and changes in the economy may adversely affect the ability of issuers of medium- and lower-grade Municipal Obligations to pay interest and to repay principal, to meet projected financial goals and to obtain additional financing. In the event that an issuer of securities held by a Fund experiences difficulties in the timely payment of principal or interest and such issuer seeks to restructure the terms of its borrowings, the Fund may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Fund's portfolio securities relate. Further, a Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings, and the Fund may be unable to obtain full recovery thereof.

         To the extent that there is no established retail market for some of the medium- or lower-grade Municipal Obligations in which the Funds may invest, trading in such securities may be relatively inactive. During periods of reduced market liquidity and in the absence of readily available market quotations for medium- and lower-grade Municipal Obligations held in a Fund's portfolio, the ability of the pricing agent to value the Fund's securities becomes more difficult and the pricing agent's use of judgment may play a greater role in the valuation of the Fund's securities due to the reduced availability of reliable objective data. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. Further, a Fund may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market does exist.

         The Manager seeks to minimize the risks involved in investing in medium- and lower-grade Municipal Obligations through multiple portfolio holdings, careful investment analysis, and attention to current developments and trends in the economy and financial and credit markets. A Fund will rely on the Manager's judgment, analysis and experience in evaluating the creditworthiness of an issue. In its analysis, the Manager will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulator matters. The Manager may consider the credit ratings of Moody's, Fitch, and S&P in evaluating Municipal Obligations, although it does not rely primarily on these ratings. Such ratings evaluate only the safety of principal and interest payments, not market value risk. Additionally, because the creditworthiness of an issuer may change more rapidly than is able to be timely reflected in changes in credit ratings, the Manager monitors the issuers of Municipal Obligations held in a Fund's portfolio on an ongoing basis.

         Municipal Obligations generally are not listed for trading on any national securities exchange, and many issuers of medium- and lower-grade Municipal Obligations choose not to have a rating assigned to their obligations by any nationally recognized statistical rating organization. The amount of information available about the financial condition of an issuer of unlisted or unrated securities generally is not as extensive as that which is available with respect to issuers of listed or rated securities. Because of the nature of medium- and lower-rated Municipal Obligations, achievement by a Fund of its investment objective may be more dependent on the credit analysis of the Manager than is the case for an investment company which invests primarily in exchange listed higher-grade securities.

                           *          *          *

         See Appendix A--Ratings for a description of Moody's, S&P's and Fitch's ratings. A brief discussion of those factors that materially affected each Fund's performance during it's most recently completed fiscal year appears in the Funds' Annual Report. For a further discussion of the Funds' other investment policies, see Other Investment Policies and Risk Considerations in this Prospectus. Part B sets forth other investment restrictions.

THE DELAWARE DIFFERENCE

PLANS AND SERVICES

         The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Investments family.

SHAREHOLDER PHONE DIRECTORY

Shareholder Service Center and Investor Information Center
          800-523-1918
          Information on Existing Investment Accounts; Wire Investments; Wire Liquidations; Telephone Liquidations and Telephone Exchanges; Fund Information; Literature; Price; Yield and Performance Figures

Delaphone
          800-362-FUND
          (800-362-3863)

Performance Information
         During business hours, you can call the Investor Information Center for current yield information. Current yield and total return information may also be included in advertisements and information given to shareholders. Yields are computed on an annual basis over a 30-day period.

Shareholder Services
         During business hours, you can call Delaware Investments' Shareholder Service Center. Our representatives can answer any questions about your account, the Funds, various service features and other funds in the Delaware Investments family.

Delaphone Service
         Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Funds, as well as other funds in the Delaware Investments family. Delaphone is available seven days a week, 24 hours a day.

 Statements and Confirmations
         You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

Duplicate Confirmations
         If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

Tax Information

         Each year, Tax-Free Fund, Inc. or Mutual Funds, Inc., as applicable, will mail to you information on the tax status of your dividends and distributions.

Dividend Payments
         Dividends, capital gains and other distributions are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Investments fund with a different investment objective, subject to certain exceptions and limitations.

         For more information, see Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.

MoneyLine (SM) Services

         Delaware Investments offers the following services for fast and convenient transfer of funds between your personal bank account and your Delaware Investments fund account.

1.       MoneyLine (SM) Direct Deposit Service
         If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine (SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange.

2.       MoneyLine (SM) On Demand
         You or your investment dealer may request purchases and redemptions of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) or deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions.

         For each MoneyLine (SM) Service, it may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for any MoneyLine (SM) Service; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.

Right of Accumulation
         With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of a Fund with the dollar amount of new purchases of Class A Shares of such Fund to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Investments family. See Classes of Shares.

Letter of Intention

         The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Investments fund shares over a 13-month period. See Classes of Shares and Part B.

12-Month Reinvestment Privilege
         The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See Part B.

Exchange Privilege
         The Exchange Privilege permits you to exchange all or part of your shares into shares of the other funds in the Delaware Investments family, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares, and Redemption and Exchange.

Wealth Builder Option
         You may elect to invest in the Funds through regular liquidations of shares in your accounts in other funds in the Delaware Investments family. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Class A, Class B and Class C Shares. See Additional Methods of Adding to Your Investment - Wealth Builder Option and Investing by Exchange under How to Buy Shares, and Redemption and Exchange.

Financial Information about the Funds
         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about each Fund's investments and performance. Tax-Free Fund, Inc.'s and Mutual Funds, Inc.'s respective fiscal year ends on August 31.

CLASSES OF SHARES

Alternative Purchase Arrangements
         Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").

         Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Class A Shares of USA Fund and Insured Fund are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% (for Intermediate Fund A Class, currently no more than 0.15% pursuant to Board action) of average daily net assets of such shares. Class A Shares of National High Yield Municipal Bond Fund are subject to annual 12b-1 Plan expenses of up to a maximum of 0.25%. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative - Class A Shares, below. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange, and Distribution (12b-1) and Service under Management of the Fund.

         Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase in the case of USA Fund B Class, Insured Fund B Class and National High Yield Municipal Bond Fund B Class, or within three years of purchase in the case of Intermediate Fund B Class. Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of USA Fund B Class, Insured Fund B Class and National High Yield Municipal Bond Fund B Class for approximately eight years after purchase and of Intermediate Fund B Class for approximately five years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. The higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Shares of USA Fund B Class, Insured Fund B Class and National High Yield Municipal Bond Fund B Class will automatically be converted into Class A Shares at the end of approximately eight years after purchase and shares of Intermediate Fund B Class will automatically be converted into Class A Shares at the end of approximately five years after purchase. Thereafter, for the remainder of the life of the investment, the annual 12b-1 Plan fee of up to 0.30% will apply for USA Fund A Class, Insured Fund A Class and Intermediate Fund A Class (currently no more than 0.15% for Intermediate Fund A Class pursuant to Board action) and the annual 12b-1 Plan fee of up to 0.25% will apply for National High Yield Municipal Bond Fund A Class. See Automatic Conversion of Class B Shares, below.

         Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. The higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.

         The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in a Fund with their investment being subject to a CDSC if they redeem shares within the applicable time periods, or purchase Class C Shares and have the entire initial purchase amount invested in a Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money, and the effect of earning a return on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.


         For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b- 1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A, Class B and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Distribution (12b-1) and Service under Management of the Funds.

         Dividends, if any, paid on Class A, Class B and Class C Shares, will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.

         The NASD has adopted certain rules relating to investment company sales charges. Tax-Free Fund, Inc., Mutual Funds, Inc. and the Distributor intend to operate in compliance with these rules.

Front-End Sales Charge Alternative - Class A Shares
         Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 3.75% in the case of USA Fund A Class Shares, Insured Fund A Class Shares and National High Yield Municipal Bond Fund A Class, or 2.75% in the case of Intermediate Fund A Class Shares. See Calculation of Offering Price and Net Asset Value Per Share.

         Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.


                                                     USA Fund A Class
                                                   Insured Fund A Class
                                      National High Yield Municipal Bond Fund A Class
-------------------------------------------------------------------------------------------------------------------
                                                                                                             Dealer's
                                                                                                          Commission(3)
                                                     Front-end Sales Charge as % of                          as % of
Amount of Purchase                                Offering                         Amount                    Offering
                                                   Price                        Invested(2)                   Price
-------------------------------------------------------------------------------------------------------------------
                                                                       USA        Insured       National
                                                                       Fund         Fund       High Yield
                                                                                               Municipal
                                                                                               Bond Fund
Less than $100,000                                    3.75%            3.89%        3.86%         3.89%        3.25%
$100,000 but under $250,000                           3.00             3.13         3.05          3.06         2.50
$250,000 but under $500,000                           2.50             2.54         2.60          2.59         2.00
$500,000 but under $1,000,000(1)                      2.00             2.03         2.06          2.04         1.75
-------------------------------------------------------------------------------------------------------------------


                                                 Intermediate Fund A Class
-------------------------------------------------------------------------------------------------------------------
                                                                                                      Dealer's
                                                                                                   Commission(3)
                                                      Front-end Sales Charge as % of                  as % of
Amount of Purchase                                  Offering                    Amount               Offering
                                                     Price                   Invested(2)               Price
-------------------------------------------------------------------------------------------------------------------

Less than $100,000                                    2.75%                     2.80%                   2.35%
$100,000 but under $250,000                           2.00                      2.05                    1.75
$250,000 but under $500,000                           1.00                      1.03                    0.75
$500,000 but under $1,000,000(1)                      1.00                      1.03                    0.75

(1) There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more but, under certain limited circumstances, a Limited CDSC of 1% may apply upon redemption of such shares made during the first year after the purchase for each Fund and 0.50% may apply upon redemption of such shares made during the second year after the purchase for USA Fund, Insured Fund and National High Yield Municipal Bond Fund.
(2) Based upon the net asset value per share of Class A Shares as of the end of each Fund's most recent fiscal year.
(3) Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.

--------------------------------------------------------------------------------

          A Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by such Fund. Such reduced front-end sales charges are not retroactive.

          From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933 (the "1933 Act").

--------------------------------------------------------------------------------

         Beginning July 1, 1998, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedules:

                   USA Fund A Class, Insured Fund A Class and
                National High Yield Municipal Bond Fund A Class

                                                          Dealer's Commission
                                                          (as a percentage of
Amount of Purchase                                         amount purchased)
------------------                                         -----------------
Up to $5 million                                                 1.00%
Next $20 million up to $25 million                               0.50
Amount over $25 million                                          0.25

         Such Class A Shares are subject to a Limited CDSC of 1% if shares are redeemed during the first year after purchase and 0.50% if shares are redeemed during the second year after purchase.


                            Intermediate Fund A Class

                                                          Dealer's Commission
                                                          (as a percentage of
Amount of Purchase                                         amount purchased)
------------------                                         -----------------
Up to $5 million                                                 0.50%
Amount over $5 million                                           0.25

         Such Class A Shares are subject to a Limited CDSC of 1% if shares are redeemed during the first year after purchase.

         For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other funds in the Delaware Investments family as to which a Limited CDSC applies may be aggregated with those of Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other funds in the Delaware Investments family will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

         Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Combined Purchases Privilege

         By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of a Fund and shares of other funds in the

Delaware Investments family, except those noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Investments fund holdings. In addition, assets held in any stable value product available through the Delaware Investments family may be combined with other Delaware Investments fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Investments fund that does carry a front-end sales charge or CDSC.

         This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

         This privilege also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

         Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative Class A Shares, above.

Buying Class A Shares at Net Asset Value

         Class A Shares of a Fund may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.

         Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Investments family, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Investments funds. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

         Investors in Delaware Investments Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Investments family at net asset value.

         Shares of Intermediate Fund A Class may be purchased at net asset value by any investor within 90 days after a redemption of shares from a fund outside the Delaware Investments family provided that: 1) the redeemed shares were purchased no more than five years before the proposed purchase of Intermediate Fund A Class; and 2) a front-end sales charge was paid in connection with the purchase of the redeemed shares or a contingent deferred sales charge was paid upon their redemption.

         A Fund must be notified in advance that an investment qualifies for purchase at net asset value.

Deferred Sales Charge Alternative - Class B Shares

         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling USA Fund B Class shares, Insured Fund B Class shares and National High Yield Municipal Bond Fund B Class shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. Such payments for Intermediate Fund B Class shares are currently in an amount equal to no more than 2%. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if USA Fund B Class shares, Insured Fund B Class shares and National High Yield Municipal Bond Fund B Class shares are redeemed within six years of purchase and Intermediate Fund B Class shares are redeemed within three years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Prospectus, even after the exchange. USA Fund B Class', Insured Fund B Class' and National High Yield Municipal Bond Fund B Class' CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares

         USA Fund B Class shares, Insured Fund B Class shares and National High Yield Municipal Bond Fund B Class shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Intermediate Fund B Class shares, other than shares acquired through reinvestment of dividends, held for five years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If, as applicable, the eighth or fifth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If such anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after the anniversary. Consequently, if a shareholder's anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after, as applicable, the eighth or fifth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares

         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, however, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class C Shares as described in this Prospectus. See Redemption and Exchange.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares

         Class B Shares redeemed within prescribed periods after purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

         The following table sets forth the rates of the CDSC for USA Fund B Class, Insured Fund B Class and National High Yield Municipal Bond Fund B Class:

                                                         Contingent Deferred
                                                         Sales Charge (as a
                                                            Percentage of
                                                            Dollar Amount
Year After Purchase Made                                 Subject to Charge)
------------------------                                 ------------------
         0-2                                                     4%
         3-4                                                     3%
         5                                                       2%
         6                                                       1%
         7 and thereafter                                        None

During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, USA Fund B Class shares, Insured Fund B Class shares and National High Yield Municipal Bond Fund B Class shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of Class A Shares of USA Fund and Insured Fund and 0.25% shares of average daily net assets of Class A Shares of National High Yield Municipal Bond Fund.

         The following table sets forth the rates of the CDSC for Intermediate Fund B Class:

                                                         Contingent Deferred
                                                         Sales Charge (as a
                                                            Percentage of
                                                            Dollar Amount
Year After Purchase Made                                 Subject to Charge)
------------------------                                 ------------------
         0-2                                                     2%
         3                                                       1%
         4 and thereafter                                        None

During the fourth year after purchase and, thereafter, until converted automatically into Class A Shares, Intermediate Fund B Class shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Intermediate Fund A Class shares into which Intermediate Fund B Class shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently, no more than 0.15%) of average daily net assets representing such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that USA Fund B Class shares, Insured Fund B Class shares and National High Yield Municipal Bond Fund B Class shares held for more than six years and Intermediate Fund B Class shares held for more than three years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year or three-year period, as applicable. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

         The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange.

Other Payments to Dealers -- Class A, Class B and Class C Shares

         From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the funds in the Delaware Investments family. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

         Subject to pending amendments to the NASD's Conduct Rules, in connection with the promotion of shares of funds in the Delaware Investments family, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Conduct Rules will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Conduct Rules as they may be amended.

HOW TO BUY SHARES

Purchase Amounts
         Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25.

         There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares: (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares; and (ii) generally are not subject to a CDSC.

         The Funds make it easy to invest by arrangement with your investment dealer, by mail and by wire.

Investing through Your Investment Dealer

         You can make a purchase of shares of the Funds through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, Delaware Investments can refer you to one.

Investing by Mail
1. Initial Purchases--An Investment Application must be completed, signed and sent with a check payable to the specific Fund and Class selected to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from Tax-Free Fund, Inc. or Mutual Funds, Inc., as applicable. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire
         You may purchase shares by requesting your bank to transmit funds by wire to First Union National Bank, ABA #031201467, account number 2014128934013 (include your name(s) and your account number for the Fund and Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application for the specific Fund and Class selected to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to First Union National Bank, as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

         Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of a Fund.

         Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Additional Methods of Adding to Your Investment
         Call the Shareholder Service Center for more information if you wish to use the following services:

1.       Automatic Investing Plan
         The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize Tax-Free Fund, Inc. or Mutual Funds, Inc., as applicable, to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

2.       Direct Deposit
         You may have your employer or bank make regular investments directly to your account for you (for example: payroll deduction, pay by phone, annuity payments). Each Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                  *     *     *

         Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, Tax-Free Fund, Inc. or Mutual Funds, Inc., as applicable, has the right to liquidate your Fund shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

3.       MoneyLine (SM) On Demand
         Through the MoneyLine (SM) On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your predesignated bank account to your Fund account. See MoneyLine (SM) Services under The Delaware Difference for additional information about this service.

4.       Wealth Builder Option
         You can use our Wealth Builder Option to invest in a Fund through regular liquidations of shares in your accounts in other funds in the Delaware Investments family. You may also elect to invest in other mutual funds in the Delaware Investments family through the Wealth Builder Option through regular liquidations of shares in your Fund account.

         Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Investments family and invested automatically into any other account in a Delaware Investments mutual fund that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made. See Redemption and Exchange.

5.       Dividend Reinvestment Plan
         You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your account. Or, you may invest your distributions in certain other funds in the Delaware Investments family, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

         Reinvestments of distributions into Class A Shares of a Fund or of other Delaware Investments funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of a Fund or of other Delaware Investments funds or into Class C Shares of a Fund or of other Delaware Investments funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.

         Holders of Class A Shares of a Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Investments family, including the Funds. Holders of Class B Shares of a Fund may reinvest their distributions only into Class B Shares of the funds in the Delaware Investments family which offer that class of shares. Similarly, holders of Class C Shares of a Fund may reinvest their distributions only into Class C Shares of the funds in the Delaware Investments family which offer that class of shares. For more information about reinvestments, call the Shareholder Service Center.

Purchase Price and Effective Date
         The offering price and net asset value of Class A, Class B and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The effective date of a purchase made through an investment dealer is the date the order is received by the Fund in which the shares are being purchased, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
         Each Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. Each Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         Each Fund also reserves the right, following shareholder notification, to charge a service fee on accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

REDEMPTION AND EXCHANGE

         You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other tax-advantaged funds, equity funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call Delaware Investments directly for fund information.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B and Class C Shares, or, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for transfers involving assets that were previously invested in a fund with a front-end sales charge and/or transfers involving the reinvestment of dividends.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments family (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of shares from either USA Fund B Class or Insured Fund B Class, the CDSC schedule for such Class may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. The automatic conversion schedule of the Original Shares of USA Fund B Class, Insured Fund B Class or National High Yield Municipal Bond Fund B Class may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to shares of USA Fund B Class, Insured Fund B Class and National High Yield Municipal Bond Fund B Class for a longer period of time than if the investment in New Shares were made directly.

         Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

         All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

Written Redemption

         You can write to each Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). A signature guarantee cannot be provided by a notary public. A signature guarantee is designed to protect the shareholders, each Fund and their agents from fraud. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange

         You may also write to each Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Investments family, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificate(s).

         The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank

         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. First Union National Bank's fee (currently $7.50) will be deducted from your redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

MoneyLine (SM) On Demand
         Through the MoneyLine (SM) On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your Fund account to your predesignated bank account. See MoneyLine (SM) Services under The Delaware Difference for additional information about this service.

Telephone Exchange

         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Investments family under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

Systematic Withdrawal Plans
         This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Funds do not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine (SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. See MoneyLine (SM) Services under The Delaware Difference for more information about this service.

                                 *     *     *

         Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         Redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within 2 years prior to the withdrawal and a dealer's commission was paid on that purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below.

         The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares, below.

         For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value

         USA Fund A Class, Insured Fund A Class and National High Yield Municipal Bond Fund A Class. For purchases of $1 million or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) made according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission previously described. See Classes of Shares.

         The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the net asset value at the time of purchase of Class A Shares being redeemed; or (2) the net asset value of such

Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two-year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

         Intermediate Fund A Class. A Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) made within 12 months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission previously described. See Classes of Shares.

         The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of: (1) the net asset value at the time of purchase of Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the 12-month holding period. the Limited CDSC is assessed if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

                         *        *        *

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred Sales Charge--Class A Shares
         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).

Waiver of Contingent Deferred Sales Charge--Class B and Class C Shares
         The CDSC on Class B and Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and
(ii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Internal Revenue Code) of all registered owners occurring after the purchase of the shares being redeemed.

         In addition, the CDSC will be waived on Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DIVIDENDS AND DISTRIBUTIONS

         Tax-Free Fund, Inc. and Mutual Funds, Inc., as applicable, declares a dividend on each Fund to all shareholders of record at the time the offering price of shares is determined. See Purchase Price and Effective Date under How to Buy Shares. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption.

         Dividends, if any, are declared daily and paid monthly. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Any distributions from net realized securities profits will be distributed annually in the quarter following the close of the fiscal year.

         Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if a Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Purchases by check earn dividends upon conversion to Federal Funds, which is normally one business day after receipt.

         Each Class of a Fund will share proportionately in the investment income and expenses of that Fund, except that the per share dividends from net investment income on Class A Shares, Class B Shares and Class C Shares of a Fund will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Funds.

         Both dividends and distributions, if any, are automatically reinvested in your account at net asset value unless you elect otherwise. Any payment by check of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine (SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See MoneyLine (SM) Services under The Delaware Difference for more information about this service.

         Each Fund anticipates that substantially all of its dividends from net investment income paid to shareholders will be exempt from federal income tax.

TAXES

         The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

         Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, each Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and by satisfying certain other requirements relating to the sources of its income and diversification of its assets. Each Fund intends to distribute substantially all of the its net investment income and net capital gains, if any.

         Each Fund intends to invest a sufficient portion of its assets in Municipal Obligations and notes so that it will qualify to pay "exempt-interest dividends" to shareholders. Such exempt-interest dividends distributed to shareholders are excluded from a shareholder's gross income for federal tax purposes.

         A portion of each Fund's dividends may be derived from income on "private activity" Municipal Obligations and therefore may be a preference item under federal tax law and subject to the federal alternative minimum tax. No portion of a Fund's distributions will be eligible for the dividends-received deduction for corporations.

         On August 5, 1997, The Taxpayer Relief Act of 1997 (the "1997 Act") was signed into law. This new law made sweeping changes in the Code. Because many of these changes are complex, and only indirectly affect a Fund and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.

         To the extent dividends are derived from taxable income on temporary investments or short-term capital gains, they are treated as ordinary income, whether received in cash or in additional shares. In addition, gain from the disposition of a tax-exempt bond that was acquired after April 30, 1993 for a price less than the principal amount of the bond is taxable to shareholders as ordinary income to the extent of the accrued market discount.

         Distributions paid by a Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Funds do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before the record date for a capital gains distribution, a portion of the investment will be returned as a taxable distribution.

The Treatment of Capital Gain Distributions under the Taxpayer Relief Act of
1997
         The 1997 Act creates a category of long-term capital gain for individuals who will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum rate of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum rate of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when a Fund's securities were sold and how long they were held by the Fund before they were sold. The holding periods for which the new rates apply were revised by the Internal Revenue Service Restructuring and Reform Act of 1998. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

         Tax-Free Fund, Inc. or Mutual Funds, Inc., as applicable, will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.

         Dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

         The sale of shares of a Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between a Fund and any other fund in the Delaware Investments family. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares and will be disallowed to the extent of exempt-interest dividends paid with respect to such shares. All or a portion of the sales charge incurred in acquiring Fund shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon sale of such shares) if the sale proceeds are reinvested in a Fund or in another fund in the Delaware Investments family of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

         Exempt-interest dividends paid by each Fund, although exempt from regular federal income tax in the hands of a shareholder, are includable in the tax base for determining the extent to which a shareholder's Social Security benefits would be subject to federal income tax. Shareholders are required to disclose their receipt of tax-exempt interest on their federal income tax returns.

         The automatic conversion of Class B Shares into Class A Shares of the relevant Fund will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.

         The exemption of dividends for regular federal income tax purposes may not result in similar exemptions under the laws of a particular state or local taxing authority. It is recommended that shareholders consult their tax advisers in this regard. Tax-Free Fund, Inc. or Mutual Funds, Inc., as applicable, will report annually the percentage of interest income earned on the municipal obligations on a state-by-state basis during the proceeding calendar year.

         Each year, Tax-Free Fund, Inc. or Mutual Funds, Inc., as applicable, will mail to you information on the tax status of each Fund's dividends and distributions.

         Tax-Free Fund, Inc. and Mutual Funds, Inc., as applicable, is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         See Taxes in Part B for additional information on tax matters relating to each Fund and its shareholders.

CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE

         The net asset value ("NAV") per share for a Fund is computed by adding the value of all securities and other assets in that Fund's portfolio, deducting any liabilities of that Fund (expenses and fees are accrued daily) and dividing by the number of that Fund's shares outstanding. Debt securities are priced on the basis of valuations provided by an independent pricing service using methods approved by Tax-Free Fund, Inc.'s and Mutual Funds, Inc.'s Board of Directors. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Tax-Free Fund, Inc.'s and Mutual Funds, Inc.'s Board of Directors.

         Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

         The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in that Fund represented by the value of shares of such Classes, except that Class A Shares, Class B Shares and Class C Shares will bear only the 12b-1 Plan expenses payable under their respective 12b-1 Plans. Due to the specific distribution expenses and other costs that may be allocable to each Class, the dividends paid to each Class of a particular Fund may vary. However, the NAV per share of each Class of a particular Fund is expected to be equivalent.

MANAGEMENT OF THE FUNDS

Directors
         The business and affairs of Tax-Free Fund, Inc. and Mutual Funds, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding directors and officers.

Investment Manager
         The Manager furnishes investment management services to each Fund.

         The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On August 31, 1998, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $39 billion in assets in the various institutional or separately managed (approximately $26,098,390,000) and investment company (approximately $13,866,120,000) accounts.

         The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998. The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Prior to May 1, 1997, Voyageur Fund Managers, Inc. ("Voyageur") had been retained under an investment advisory contract to act as National High Yield Municipal Bond Fund's investment adviser, subject to the authority of the Board of Directors. Prior to that date, Voyageur was an indirect, wholly owned subsidiary of Dougherty Financial Group, Inc. ("DFG"). After the close of business on April 30, 1997, Voyageur became an indirect, wholly owned subsidiary of Lincoln National, as a result of Lincoln National's acquisition of DFG.

         Because Lincoln National's acquisition of DFG resulted in a change of control of Voyageur, National High Yield Municipal Bond Fund's previous investment advisory agreement with Voyageur was "assigned," as that term is defined by the 1940 Act, and the previous agreement therefore was terminated upon the completion of the acquisition. The Board of Directors of the Fund unanimously approved a new investment advisory agreement at the meeting held in person on February 14, 1997, and called for a shareholders meeting to approve the new agreement. At a meeting held on April 11, 1997, the shareholders of the Fund approved the investment advisory agreement with the Manager to become effective after the close of business on April 30, 1997, the date the acquisition was completed.

         The Manager manages USA Fund's, Insured Fund's and Intermediate Fund's portfolio and makes investment decisions which are implemented by Tax-Free Fund, Inc.'s Trading Department. The Manager also administers Tax-Free Fund, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Tax-Free Fund, Inc. who are affiliated with the Manager. For these services, the annual compensation paid to the Manager is equal to: for USA Fund, 0.60% on the first $500 million of average daily net assets, 0.575% on the next $250 million and 0.55% on the average daily net assets in excess of $750 million; for Insured Fund, 0.60% of the average daily net assets of the Fund; and for Intermediate Fund, 0.50% of the average daily net assets of the Fund, less in each case, the Fund's proportionate share of all directors' fees paid to the unaffiliated directors of Tax-Free Fund, Inc. The directors of Tax-Free Fund, Inc. annually review fees paid to the Manager. The investment management fees paid by each of USA Fund and Insured Fund for the fiscal year ended August 31, 1998 were 0.59% and 0.60%, respectively, of average daily net assets. The investment management fees incurred by Intermediate Fund for the fiscal year ended August 31, 1998 were 0.50% of average daily net assets and no fees were paid after considering the voluntary waiver of fees by the Manager as described below.

         The Manager administers the affairs of and is ultimately responsible for the investment management of National High Yield Municipal Bond Fund under an Investment Management Agreement with Mutual Funds, Inc. on behalf of the Fund dated April 30, 1997. Under the Investment Management Agreement for National High Yield Municipal Bond Fund, the Manager is paid an annual fee equal to 0.65% of the average daily net assets of the Fund. The directors of Mutual Funds, Inc. annually review fees paid to the Manager. The investment management fees incurred by National High Yield Municipal Bond Fund for the period January 1, 1998 through August 31, 1998 were 0.65% (annualized) of average daily net assets and 0.46% (annualized) was paid after considering the voluntary waiver of fees by the Manager as described below and under Summary of Expenses.

         Patrick P. Coyne and Mitchell L. Conery, each a Vice President/Senior Portfolio Manager, have primary responsibility for making day-to-day investment decisions for each Fund. Mr. Coyne has been manager of USA Fund and Insured Fund since July 1, 1994 and manager of Intermediate Fund since its inception in 1993. Mr. Conery joined Delaware Investments in January 1997 at which time he became co-manager of USA Fund, Insured Fund and Intermediate Fund. Mr. Coyne and Mr. Conery have been managing National High Yield Municipal Bond Fund since May 1, 1997. A graduate of Harvard University with an MBA from the University of Pennsylvania's Wharton School, Mr. Coyne joined Delaware Investments' fixed-income department in 1990. Prior to joining Delaware Investments, he was a manager of Kidder, Peabody & Co. Inc.'s trading desk, and specialized in trading high grade Municipal Obligations and municipal futures contracts. Mr. Coyne is a member of the Municipal Bond Club of Philadelphia. Mr. Conery holds a bachelor's degree from Boston University and an MBA in Finance from the State University of New York at Albany. He has served as an investment officer with Travelers Insurance and as a research analyst with CS First Boston and MBIA Corporation.

         In making investment decisions for the Funds, Mr. Coyne and Mr. Conery regularly consult with Paul E. Suckow and other members of Delaware Investments' fixed-income department. Mr. Suckow is Executive Vice President/Chief Investment Officer, Fixed Income of Tax-Free Fund, Inc. He is a CFA charterholder and a graduate of Bradley University with an MBA from Western Illinois University. Mr. Suckow was a fixed-income portfolio manager at Delaware Investments from 1981 to 1985. He returned to Delaware Investments in 1993 after eight years with Oppenheimer Management Corporation where he served as Executive Vice President and Director of Fixed Income.

Portfolio Trading Practices

         Each Fund may sell securities without regard to the length of time they have been held. Trading will be undertaken principally to achieve a Fund's objective in light of expected changes in interest rates. The degree of trading activity will affect brokerage costs of a Fund and may affect taxes payable by such Fund's shareholders. Given each Fund's investment objective, the annual portfolio turnover rate for each Fund is not expected to exceed 100%. A turnover rate of 100% would occur if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year.

         The Manager uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Manager may consider a broker/dealer's sales of funds in the Delaware Investments family of funds in placing portfolio orders, and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.

Performance Information
         From time to time, each Fund may quote yield or total return performance of its Classes in advertising and other types of literature.

         The current yield for each of the Classes will be calculated by dividing the annualized net investment income earned by that Class during a recent 30-day period by the maximum offering price per share on the last day of the period. The yield formula provides for semi-annual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. Each Fund may also publish a tax-equivalent yield concerning a Class based on federal and, if applicable, state tax rates, which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to such Class' yield.

         Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year (or life-of-fund, if applicable) periods. The Funds may, in addition, advertise aggregate and average total return information over additional periods of time. In addition, the Funds may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes deductions of the maximum front-end sales charge or any applicable CDSC.

         Yield and net asset value fluctuate and are not guaranteed. Past performance is not a guarantee of future results.

Distribution (12b-1) and Service

         The Distributor, Delaware Distributors, L.P., serves as the national distributor for USA Fund's, Insured Fund's and Intermediate Fund's shares under separate Distribution Agreements dated April 3, 1995, as amended on November 29, 1995 and for National High Yield Municipal Bond Fund under a Distribution Agreement dated March 1, 1997.

         Tax-Free Fund, Inc. and Mutual Funds, Inc., as applicable, adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares (the "Plans"). Each Plan permits the Fund to which the Plan relates to pay the Distributor from the assets of the Fund's respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares.

         These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning each Class and increase sales of each Class. In addition, each Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of such Classes, pursuant to service agreements with Tax-Free Fund, Inc. or Mutual Funds, Inc., as applicable.

         The 12b-1 Plan expenses relating to each of the Class B Shares and the Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         The aggregate fees paid by a Fund from the assets of its respective Classes to the Distributor and others under the Plans may not exceed (i) 0.30% of Class A Shares of USA Fund's, Insured Fund's and Intermediate Fund's average daily net assets in any year, (ii) 0.25% of Class A Shares of National High Yield Municipal Bond Fund's average daily net assets in any year, and (iii) 1% (0.25% of which are service fees to be paid by such Fund to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and the Class C Shares' average daily net assets in any year. Class A, Class B and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval. The actual 12b-1 expenses assessed against USA Fund A Class and Insured Fund A Class may be less than 0.30%, but may not be less than 0.10%, because of the formula for calculating the fees adopted by the Board of Directors effective June 1, 1992. On September 17, 1992, the Board of Directors set the fee for Intermediate Fund A Class, pursuant to its Plan, at 0.15%. The Distributor may, however, incur additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. See Part B.

         While payments pursuant to the Plans may not exceed 0.30% annually with respect to Class A Shares of USA Fund, Insured Fund and Intermediate Fund, 0.25% annually with respect to Class A Shares of National High Yield Municipal Bond Fund and 1% annually with respect to each of the Class B Shares and Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor are subject to the review and approval of Tax-Free Fund, Inc.'s and Mutual Funds, Inc.'s unaffiliated directors who may reduce the fees or terminate the Plans at any time.

         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund under separate Agreements with the Funds dated June 29, 1988 for USA Fund and Insured Fund, November 10, 1992 for Intermediate Fund and May 1, 1997 for National High Yield Municipal Bond Fund. The Transfer Agent also provides accounting services to each Fund pursuant to the terms of a separate Fund Accounting Agreement.

         The directors annually review fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

                           *        *        *

         As with other mutual funds, financial and business organizations and individuals around the world, each Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Tax-Free Fund, Inc. and Mutual Funds, Inc. are taking steps to obtain satisfactory assurances that the Funds' major service providers are taking steps reasonably designed to address the Year 2000 Problem with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of the Funds.

Expenses

         Each Fund is responsible for all of its own expenses other than those borne by the Manager under its Investment Management Agreement and those borne by the Distributor under its Distribution Agreement. For the fiscal year ended August 31, 1998, the ratios of expenses to average daily net assets for Class A Shares, Class B Shares and Class C Shares of each Fund were as follows:

                            Class A Shares      Class B Shares    Class C Shares
                            --------------      --------------    --------------
USA Fund                         0.97%              1.77%              1.77%

Insured Fund                     1.10%              1.90%              1.90%

Intermediate Fund(1)             0.67%              1.52%              1.52%

National High Yield
Municipal Bond Fund(1)           0.92%              1.67%              1.67%

(1) Reflects the voluntary waiver of fees by the Manager. Without such waiver, ratios of expenses to average daily net assets would have been 1.33% for Class A Shares, 2.18% for Class B Shares and 2.18% for Class C Shares for Intermediate Fund and 1.12% for Class A Shares, 1.87% for Class B Shares and 1.87% for Class C Shares for National High Yield Municipal Bond Fund.

         From the commencement of Intermediate Fund's operations through June 30, 1993, the Manager voluntarily waived that portion, if any, of the annual management fees payable by the Fund and reimbursed the Fund's expenses to the extend necessary to ensure that the Total Operating Expenses of the Fund, including the 12b-1 expenses, did not exceed 0.25%. This waiver and expense limitation was extended to June 30, 1994, but modified, effective May 2, 1994 through December 31, 1996, to provide that annual operating expenses would not exceed 0.10% (excluding 12b-1 fees). Because 12b-1 Plan fees have been set at 0.15% by Tax-Free Fund, Inc.'s Board of Directors for Intermediate Fund A Class, the amount of the voluntary waiver with respect to each such Class, as modified, was equivalent to the waiver operative through May 1, 1994. Beginning January 1, 1997, the Manager elected voluntarily to waiver that portion, if any, of the annual management fees payable by Intermediate Fund and to pay certain of the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of the Fund did not exceed 0.35% (excluding the 12b-1 plan expenses). This waiver and expense limitation extended through June 30, 1997. Beginning July 1, 1997, the Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by Intermediate Fund and to pay certain of the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of the Fund do not exceed 0.45% (excluding the 12b-1 plan expenses). This waiver and expense limitation extended through December 31, 1997. Beginning January 1, 1998, the Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Intermediate Fund and to pay certain of the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of the Fund do not exceed 0.55% (excluding the 12b-1 plan expenses). This waiver and expense limitation will extend through December 31, 1998.

         In connection with the merger transaction described above, the Manager has agreed for the period from May 1, 1997 through April 30, 1999, to voluntarily waive that portion, if any, of the annual management fees payable by National High Yield Municipal Bond Fund and to pay the Fund's expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding 12b-1 Plan fees, interest expense, taxes, brokerage fees and commissions) do not exceed, on an annual basis, 1.00% of the average daily net assets of each Class of the Fund. This agreement replaces a similar provision in National High Yield Municipal Bond Fund's investment advisory contracts with the Fund's predecessor investment adviser. The Manager and the Distributor reserve the right to voluntarily waive their fees in whole or part and to voluntarily pay or reimburse certain other of the Fund's expenses. See Summary of Expenses for current fee waivers and reimbursements for National High Yield Municipal Bond Fund.

Shares

         Tax-Free Fund, Inc. and Mutual Funds, Inc. are open-end management investment companies. Each Fund's portfolio of assets is nondiversified as defined by the 1940 Act. Tax-Free Fund, Inc. and Mutual Funds, Inc. are commonly known as mutual funds. Tax-Free Fund, Inc. was organized as a Maryland corporation in August 1983. Tax-Free Fund, Inc. currently offers three funds, and each Fund currently offers three classes of shares. Mutual Funds, Inc. was organized as of Minnesota corporation in April 1993. In addition to National High Yield Municipal Bond Fund, Mutual Funds, Inc. currently offers seven other funds, and each of those funds currently offers three classes of shares. The shares of each Fund have a par value of $.01, equal voting rights, except as noted below, and are equal in all other respects.

         Shares of each class within a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the other classes of shares of that Fund, except that, as a general matter, holders of Class A Shares, Class B Shares and Class C Shares of a Fund may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by that Fund under the Rule 12b-1 Plan relating to Class A Shares.

         All shares have noncumulative voting rights which means that the holders of more than 50% of Tax-Free Fund, Inc.'s or Mutual Funds, Inc.'s, as applicable, shares voting for the election of directors can elect 100% of the directors if they choose to do so. Shares of each Fund have a priority over shares of any other series of the Fund in the assets and income of that Fund, and each Fund will vote separately on any matter which affects only that Fund. Under Maryland law, Tax-Free Fund, Inc. is not required, and does not intend, and under Minnesota law, Mutual Funds, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

Advance Refunded Bonds
         Escrow secured bonds or defeased bonds are created when an issuer refunds in advance of maturity (or pre-refunds) an outstanding bond issue which is not immediately callable, and it becomes necessary or desirable to set aside funds for redemption of the bonds at a future date. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest of the advance refunded bond. Escrow secured bonds will often receive a rating of triple A from S&P and Moody's.

Borrowings
         While the Funds are permitted, they normally do not borrow money. A Fund will not purchase investment securities while it has an outstanding borrowing.

Forward Commitments
         New issues of Municipal Obligations and other securities are often purchased on a "when issued" or delayed delivery basis, with delivery and payment for the securities normally taking place 15 to 45 days after the date of the transaction. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. Each Fund may enter into such "forward commitments" if it holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price. There is no percentage limitation on a Fund's total assets which may be invested in forward commitments. Municipal Obligations purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Municipal Obligations purchased on a when-issued basis may expose the Fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing Municipal Obligations on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Any significant commitment by a Fund to the purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value. Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if the Fund's Manager deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

Illiquid Securities
         USA, Insured and Intermediate Funds may invest up to 10% and National High Yield Municipal Bond Fund may invest up to 15% of its net assets in illiquid securities. A security is considered illiquid if it cannot be sold in the ordinary course of business within seven days at approximately the price at which it is valued. Illiquid securities may offer a higher yield than securities which are more readily marketable, but they may not always be marketable on advantageous terms.

         The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. The Fund may be restricted in its ability to sell such securities at a time when the Manager deems it advisable to do so. In addition, in order to meet redemption requests, the Fund may have to sell other assets, rather than such illiquid securities, at a time which is not advantageous.

         Certain securities in which a Fund may invest, including municipal lease obligations, certain restricted securities and commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act, historically have been considered illiquid by the staff of the SEC. In accordance with more recent staff positions, however, the Fund will treat such securities as liquid and not subject to the above percentage limitation when they have been determined to be liquid by the Fund's investment adviser subject to the oversight of and pursuant to procedures adopted by the Fund's Board of Directors.

Inverse Floaters
         Intermediate Fund and National High Yield Municipal Bond Fund may invest in inverse floaters. USA Fund and Insured Fund may invest in inverse floaters to the extent that investments in these securities, when combined with futures contracts and options on such futures contracts and below investment grade securities, do not exceed 20% of a Fund's total assets. Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction, usually at an accelerated speed, to short-term interest rates or interest rate indices.

Municipal Obligations
         As used in this Prospectus, the term "Municipal Obligations" refers to debt obligations issued by or on behalf of a state or territory or its agencies, instrumentalities, municipalities and political subdivisions. With respect to National High Yield Municipal Bond Fund only, the term "Municipal Obligations" also includes Derivative Municipal Obligations as defined below.

         Municipal Obligations are primarily debt obligations issued to obtain funds for various public purposes such as constructing public facilities and making loans to public institutions. The two principal classifications of Municipal Obligations are general obligation bonds and revenue bonds. General obligation bonds are generally secured by the full faith and credit of an issuer possessing general taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or revenue source. Revenue bonds are payable only from the revenues derived from a particular source or facility, such as a tax on particular property or revenues derived from, for example, a municipal water or sewer utility or an airport. Municipal Obligations that benefit private parties in a manner different than members of the public generally (so-called private activity bonds or industrial development bonds) are in most cases revenue bonds, payable solely from specific revenues of the project to be financed. The credit quality of private activity bonds is usually directly related to the creditworthiness of the user of the facilities (or the creditworthiness of a third-party guarantor or other credit enhancement participant, if any).

         Within these principal classifications of Municipal Obligations, there is a variety of types of municipal securities. Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed but varies with changes in specified market rates or indexes, such as a bank prime rate or a tax-exempt money market index. Accordingly, the yield on such obligations can be expected to fluctuate with changes in prevailing interest rates. Other Municipal Obligations are zero coupon securities, which are debt obligations which do not entitle the holder to any periodic interest payments prior to maturity and are issued and traded at a discount from their face amounts. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically.

         Municipal Obligations also include state or municipal leases and participation interests therein. The Fund may invest in these types of obligations without limitation. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities such as fire, sanitation or police vehicles or telecommunications equipment, buildings or other capital assets. Municipal lease obligations, except in certain circumstances, are considered illiquid by the staff of the SEC. Municipal lease obligations held by the Fund will be treated as illiquid unless they are determined to be liquid pursuant to guidelines established by the appropriate Board of Directors. Under these guidelines, the Fund's investment adviser will consider factors including, but not limited to (1) whether the lease can be canceled, (2) what assurance there is that the assets represented by the lease can be sold, (3) the municipality's general credit strength (e.g., its debt, administrative, economic and financial characteristics), (4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of non-appropriation"), and (5) the legal recourse in the event of failure to appropriate. Additionally, the lack of an established trading market for municipal lease obligations may make the determination of fair market value more difficult.

         Derivative Municipal Obligations. National High Yield Municipal Bond Fund may also acquire Derivative Municipal Obligations, which are custodial receipts or trust certificates ("custodial receipts") underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain Municipal Obligations. The underwriter of these certificates or receipts typically purchases and deposits the securities in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt or trust certificate, the Fund may be authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer.

         In addition, in the event that the trust or custodial account in which the underlying security had been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, it would be subject to state income tax (but not federal income tax) on the income it earned on the underlying security, and the yield on the security paid to the National High Yield Municipal Bond Fund and its shareholders would be reduced by the amount of taxes paid. Furthermore, amounts paid by the trust or custodial account to the Fund would lose their tax-exempt character and become taxable, for federal and state purposes, in the hands of the Fund and its shareholders. However, the Fund will only invest in custodial receipts which are accompanied by a tax opinion stating that interest payable on the receipts is tax-exempt. If the Fund invests in custodial receipts, it is possible that a portion of the discount at which the Fund purchases the receipts might have to be accrued as taxable income during the period that the Fund holds the receipts.

         The principal and interest payments on the Derivative Municipal Obligations underlying custodial receipts or trust certificates may be allocated in a number of ways. For example, payments may be allocated such that certain custodial receipts or trust certificates may have variable or floating interest rates and others may be stripped securities which pay only the principal or interest due on the underlying Municipal Obligations. National High Yield Municipal Bond Fund may also invest in custodial receipts or trust certificates which are "inverse floating obligations" (also sometimes referred to as "residual interest bonds"). These securities pay interest rates that vary inversely to changes in the interest rates of specified short term Municipal Obligations or an index of short-term Municipal Obligations. Thus, as market interest rates increase, the interest rates on inverse floating obligations decrease. Conversely, as market rates decline, the interest rates on inverse floating obligations increase. Such securities have the effect of providing a degree of investment leverage, since the interest rates on such securities will generally change at a rate which is a multiple of the change in the interest rates of the specified Municipal Obligations or index. As a result, the market values of inverse floating obligations will generally be more volatile than the market values of other Municipal Obligations and investments in these types of obligations will increase the volatility of the net asset value of shares of the Fund.

Options and Futures
         To the extent indicated below, the Funds may utilize put and call transactions and may utilize futures transactions to hedge against market risk and facilitate portfolio management. Options and futures may be used to attempt to protect against possible declines in the market value of a Fund's portfolio resulting from downward trends in the debt securities markets (generally due to a rise in interest rates), to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio or to establish a position in the securities markets as a temporary substitute for purchasing particular securities. The use of options and futures is a function of market conditions. Other transactions may be used by the Fund in the future for hedging purposes as they are developed to the extent deemed appropriate by the appropriate Board of Directors.

Options on Securities
         To the extent indicated below, each Fund may write (i.e., sell) covered put and call options and purchase call options on the securities in which it may invest and on indices of securities in which it may invest, to the extent such put and call options are available. National High Yield Municipal Bond Fund may also purchase put options on indices of securities in which it may invest, to the extent such put options are available.

         A put option gives the buyer of such option, upon payment of a premium, the right to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date, at a predetermined price.

         In purchasing a call option, the Fund would be in a position to realize a gain if, during the option period, the price of the security increased by an amount in excess of the premium paid. It would realize a loss if the price of the security declined or remained the same or did not increase during the period by more than the amount of the premium. In purchasing a put option, the Fund would be in a position to realize a gain if, during the option period, the price of the security declined by an amount in excess of the premium paid. It would realize a loss if the price of the security increased or remained the same or did not decrease during that period by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would be lost by the Fund. The Intermediate Fund may also purchase (i) call options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets and (ii) put options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets.

         If a put option written by the Fund were exercised, the Fund would be obligated to purchase the underlying security at the exercise price. If a call option written by the Fund were exercised, the Fund would be obligated to sell the underlying security at the exercise price. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security caused by rising interest rates or other factors. If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its current market value. The risk involved in writing a call option is that there could be an increase in the market value of the underlying security caused by declining interest rates or other factors. If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value. These risks could be reduced by entering into a closing transaction. The Fund retains the premium received from writing a put or call option whether or not the option is exercised.

         Over-the-counter options are purchased or written by the Fund in privately negotiated transactions. Such options are illiquid, and it may not be possible for the Fund to dispose of an option it has purchased or terminate its obligations under an option it has written at a time when the Manager believes it would be advantageous to do so. Over-the-counter options are subject to the Funds' illiquid investment limitation.

         Participation in the options market involves investment risks and transaction costs to which the Fund would not be subject absent the use of this strategy. If the Manager's predictions of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategy was not used. Risks inherent in the use of options include (a) dependence on the Manager's ability to predict correctly movements in the direction of interest rates and security prices; (b) imperfect correlation between the price of options and movements in the prices of the securities being hedged; (c) the fact that the skills needed to use these strategies are different from those needed to select portfolio securities; (d) the possible absence of a liquid secondary market for any particular instrument at any time; and (e) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences.

Futures Contracts and Options on Futures Contracts
         The Funds may enter into contracts for the purchase or sale for future delivery of securities or, with respect to the National High Yield Municipal Bond Fund, contracts based on financial indices including any index of securities in which the Fund may invest ("futures contracts") and may purchase and write put and call options to buy or sell futures contracts ("options on futures contracts"). USA Fund and Insured Fund may invest in futures contracts and options on such futures contracts to the extent that investments in these securities, when combined with inverse floaters and below investment grade securities, do not exceed 20% of a Fund's total assets. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. Options on futures contracts to be written or purchased by a Fund will be traded on exchanges or over-the-counter. The successful use of such instruments draws upon the Manager's experience with respect to such instruments and usually depends upon the Manager's ability to forecast interest rate movements correctly. Should interest rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and would thus be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the prices of the securities hedged or used for cover will not be perfect.

         A Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements. To the extent required to comply with applicable SEC releases and staff positions, when purchasing a futures contract or writing a put option, the Fund will maintain in a segregated account cash or liquid securities equal to the value of such contracts, less any margin on deposit. In addition, the rules and regulations of the Commodity Futures Trading Commission ("CFTC") currently require that, in order to avoid "commodity pool operator" status, the Fund must use futures and options positions (a) for "bona fide hedging purposes" (as defined in the regulations) or (b) for other purposes so long as aggregate initial margins and premiums required in connection with non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. There are no other numerical limits on the Fund's use of futures contracts and options on futures contracts.

Portfolio Loan Transactions
         Intermediate Fund may lend a portion of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions. See Part B for further information.

Private Purpose Bonds
         The Tax Reform Act of 1986 (the "Act") limits the amount of new "private purpose" bonds that each state can issue and subjects interest income from these bonds to the federal alternative minimum tax. "Private purpose" bonds are issues whose proceeds are used to finance certain nongovernment activities, and could include some types of industrial revenue bonds such as privately-owned sports and convention facilities. The Act also makes the tax-exempt status of certain bonds depend on the issuer's compliance with specific requirements after the bonds are issued.

         Each Fund intends to seek to achieve a high level of tax-exempt income. However, if a Fund invests in newly-issued private purpose bonds, a portion of that Fund's distributions would be subject to the federal alternative minimum tax. National High Yield Municipal Bond Fund may invest up to 100% and each of the other Funds may invest up to 20% of its assets in bonds the income from which is subject to the federal alternative minimum tax.

Repurchase Agreements
         In order to invest its cash reserves or when in a temporary defensive posture, each Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by the Manager, under guidelines approved by the appropriate Board of Directors. Each Fund may use repurchase agreements which are at least 102% collateralized by securities in which a Fund can invest directly.

         National High Yield Municipal Bond Fund may enter into repurchase agreements with respect to not more than 10% of its total assets (taken at current value), except when investing for defensive purposes during times of adverse market conditions. National High Yield Municipal Bond Fund may enter into repurchase agreements with respect to any securities which it may acquire consistent with its investment policies and restrictions.

         The funds in the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow funds in the Delaware Investments family jointly to invest cash balances. The Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Reverse Repurchase Agreements
         National High Yield Municipal Bond Fund may engage in "reverse repurchase agreements" with banks and securities dealers with respect to not more than 10% of its total assets. Reverse repurchase agreements are ordinary repurchase agreements in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Because certain of the incidents of ownership of the security are retained by the Fund, reverse repurchase agreements are considered a form of borrowing by the Fund from the buyer, collateralized by the security. At the time the Fund enters into a reverse repurchase agreement, cash or liquid securities having a value sufficient to make payments for the securities to be repurchased will be segregated, and will be marked to market daily and maintained throughout the period of the obligation. Reverse repurchase agreements may be used as a means of borrowing for investment purposes subject to the 10% limitation set forth above. This speculative technique is referred to as leveraging. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by income from or appreciation of the securities purchased. Because the Fund does not currently intend to utilize reverse repurchase agreements in excess of 10% of total assets, the Fund believes the risks of leveraging due to use of reverse repurchase agreements to principal are reduced. The Manager believes that the limited use of leverage may facilitate the Fund's ability to provide high current income.

Rule 144A Securities
         Each Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act, as discussed more fully below.

         Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as a Fund. While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of a Fund's limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed the Fund's limit on investments in such securities, the Manager will determine what action to take to ensure that each Fund continues to adhere to such limitation.

Variable Rate Obligations
         The Funds may purchase "floating-rate" and "variable-rate" obligations. These obligations bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices on predesigned dates.

Zero Coupon Bonds
         The Funds may invest in zero coupon bonds. Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value.

         The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a taxable zero coupon security report as income each year the portion of the original issue discount of such security that accrues that year, even though the holder receives no cash payments of interest during the year. Each Fund has qualified as a regulated investment company under the Internal Revenue Code. Accordingly, during periods when a Fund receives no interest payments on its zero coupon securities, it will be required, in order to maintain its desired tax treatment, to distribute cash approximating the income attributable to such securities. Such distribution may require the sale of portfolio securities to meet the distribution requirements and such sales may be subject to the risk factor discussed above.

                               *      *      *

         Part B further describes certain of these investment policies and risk considerations. Part B also sets forth other investment policies, risk considerations and more specific investment restrictions.

APPENDIX A--RATINGS

         USA Fund intends to invest at least 80% of its portfolio in debt obligations that are rated in the top four categories by Moody's, S&P or Fitch at the time of purchase. USA Fund may invest up to 20% of its assets in securities with a rating lower than the top four categories and in unrated securities.

         Intermediate Fund intends to invest at least 90% of its portfolio in debt obligations that are either rated in the top four grades by Moody's, S&P or Fitch at the time of purchase or unrated, but in the Manager's opinion equivalent in credit quality to obligations rated in the top four grades. Intermediate Fund may invest up to 10% of its assets in securities either with a rating lower than the top four grades or unrated, but in the Manager's opinion equivalent in credit quality to obligations rated lower than the top four grades.

         National High Yield Municipal Bond Fund will normally invest at least 65% of its total assets in medium-and lower-grade Municipal Obligations rated, at the time of investment, between BBB and B-(inclusive) by S&P, Baa and B3 (inclusive) by Moody's, or BBB and B- (inclusive) by Fitch, or Municipal Obligations determined by the Manager to be of comparable quality.

         The tables set forth below show the percentage of these Fund's securities included in each of the specified rating categories. Certain securities may not be rated because the rating agencies were either not asked to provide ratings (e.g., many issuers of privately placed bonds do not seek ratings) or because the rating agencies declined to provide a rating for some reason, such as insufficient data. The table below shows the percentage of a Fund's securities which are not rated. The information contained in the table was prepared based on a dollar weighted average of a Fund's portfolio composition based on month end data for the fiscal period ended August 31, 1998. The paragraphs following contain excerpts from Moody's, S&P's and Fitch's ratings descriptions. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high yield securities.


       Rating                                                Average Weighted
Moody's and/or S&P                                        Percentage of Portfolio
------------------                                        -----------------------
                               National High Yield
                                     USA Fund                Intermediate Fund                Municipal Bond Fund
                               ----------------------------------------------------------------------------------
Aaa/AAA                               35.79%                       54.90%                            0.16%
Aa/AA                                  9.59%                       11.71%                            2.69%
A/A                                   18.57%                          --                             3.20%
Baa/BBB                               20.73%                       26.86%                           24.08%
Ba/BB                                  6.27%                        6.53%                            5.33%
B/B                                      --                           --                             1.10%
Caa/CCC                                  --                           --                               --
Not Rated/Other                        8.21%                          --                            63.44%


General Rating Information

Bonds
         The ratings list below can be further described as follows. For all categories lower than Aaa, Moody's Investors Service, Inc. includes a "1", "2" or "3" following the rating to designate a high, medium or low rating, respectively. Similarly, for all categories lower than AAA, Standard & Poor's Ratings Group and Fitch IBCA, Inc. may add a "+" or "-" following the rating to characterize a higher or lower rating, respectively.


Moody's Investors               Aaa             Highest quality, smallest degree of investment risk.
Service, Inc.                   Aa              High quality; together with Aaa bonds, they compose the high-grade bond group
                                A               Upper-medium-grade obligations; many favorable investment attributes.
                                Baa             Medium-grade obligations; neither highly protected nor
                                                poorly secured. Interest and principal appear adequate for the present, but certain protective elements may be
                                                lacking or may be unreliable over any great length of time.
                                Ba              More uncertain with speculative elements. Protective of interest and principal payments not well safeguarded in good and bad times.
                                B               Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                                Caa             Poor standing, may be in default; elements of danger with respect to principal or interest payments.
                                Ca              Speculative in high degree; could be in default or have other marked shortcomings.
                                C               Lowest rated. Extremely poor prospects of ever attaining investment standing.

Standard & Poor's               AAA             Highest rating; extremely strong capacity to pay principal
and Ratings Group                               interest.
                                AA              High quality; very strong capacity to pay principal and interest.
                                A               Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                                BBB             Adequate capacity to pay principal and interest; normally
                                                exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to
                                                lead to weakened capacity to pay principal and interest than for higher-rated bonds.
                                BB, B,          Predominantly speculative with respect to the issuer's capacity to
                                CCC, CC         meet required interest and principal payments. BB-lowest degree of speculation; CC-the highest degree of speculation. Quality and protective characteristics outweighed by large uncertainties or major risk exposure to adverse conditions.
                                D               In default.




Fitch IBCA, Inc.                AAA             Highest quality; obligor has exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
                                AA              Very high quality; obligor's ability to pay interest and repay principal is very strong. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated
                                                F-1+.
                                A               High quality; obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than higher-rated bonds.
                                BBB             Satisfactory credit quality; obligor's ability to pay interest and repay principal is considered adequate. Unfavorable changes in economic conditions and circumstances are more likely to adversely affect these bonds and impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for higher-rated bonds.
                                BB,             Not investment grade; predominantly speculative with respect to the
                                CCC,            issuer's capacity to repay interest and repay principal in accordance
                                CC, C           with the terms of the obligation for bond issues not in default. BB is the least speculative. C is the most speculative.


Commercial Paper
Moody's                                   S&P                                       Fitch
P-1             Superior quality          A-1+       Extremely strong               F-1+         Exceptionally strong quality
                                          A-1        quality                        F-1          Very strong quality
                                                     Strong quality
P-2             Strong quality            A-2        Satisfactory quality           F-2          Good credit quality
P-3             Acceptable                A-3        Adequate quality               F-3          Fair quality
                quality                   B          Speculative quality            F-S          Weak credit quality
                                          C          Doubtful quality
State and Municipal Notes
Moody's                                   S&P                                       Fitch
MIG1/
VMIG1           Best quality              SP1        Very strong quality            F-1+         Exceptionally strong quality
                                          +          Strong grade                   F-1          Very strong quality
                                          SP1
MIG2/
VMIG2           High quality              SP2        Satisfactory grade             F-2          Good credit quality
MIG3/
VMIG3           Favorable quality                                                   F-3          Fair credit quality
MIG4/
VMIG4           Adequate quality
SG              Speculative               SP3        Speculative grade              F-S          Weak credit quality
                quality


Earnings and Dividend Rankings for Common Stocks
             Standard & Poor's Ratings Group. The investment process involves assessment of various factors --such as product and industry position, corporate resources and financial policy -- with results that make some common stocks more highly esteemed than others. In this assessment, Standard & Poor's believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. The rankings, however, do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.

             Relative quality of bonds or other debt, that is, degrees of protection for principal and interest, called creditworthiness, cannot be applied to common stocks, and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

             Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol. It should be noted, however, that the process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

             The point of departure in arriving at these rankings is a computerized scoring system based on per-share earnings and dividend records of the most recent ten years -- a period deemed long enough to measure significant time segments of secular growth, to capture indications of basic change in trend as they develop, and to encompass the full peak-to-peak range of the business cycle. Basic scores are computed for earnings and dividends, then adjusted as indicated by a set of predetermined modifiers for growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

         Further, the ranking system makes allowance for the fact that, in general, corporate size imparts certain recognized advantages from an investment standpoint. Conversely, minimum size limits (in terms of corporate sales volume) are set for the various rankings, but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

             The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:


A+   Highest               B+    Average             C    Lowest
A    High                  B     Below Average       D    In Reorganization
A-   Above Average         B-    Lower

          NR signifies no ranking because of insufficient data or because the stock is not amenable to the ranking process.

          The positions as determined above may be modified in some instances by special considerations, such as natural disasters, massive strikes, and non-recurring accounting adjustments.

          A ranking is not a forecast of future market price performance, but is basically an appraisal of past performance of earnings and dividends, and relative current standing. These rankings must not be used as market recommendations; a high-score stock may at times be so overpriced as to justify its sale, while a low-score stock may be attractively priced for purchase. Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal company policies not yet fully reflected in the earnings and dividend record, public relations standing, recent competitive shifts, and a host of other factors that may be relevant to investment status and decision.


Preferred Stock Rating

Moody's Investors            Aaa         Considered to be a top-quality preferred stock.  This rating indicates good
Service, Inc.                            asset protection and the least risk of dividend impairment within the universe of preferred stocks.
                             Aa          Considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.
                             A           Considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.
                             Baa         Considered to be medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.
                             Ba          Considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.
                             B           Generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.
                             Caa         Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.
                             Ca          Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.
                             C           The lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Standard& Poor's             AAA         Has the highest rating that may be assigned by Standard& Poor's to a
Ratings Group                            preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.
                             AA          Qualifies as a high-quality fixed income security.  The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."
                             A           Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.


                             BBB         Regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.
                             BB,B,       Regarded, on balance, as predominantly speculative with respect to
                             CCC         the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
                             CC          Reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.
                             C           A non-paying issue.
                             D           A non-paying issue with the issuer in default on debt instruments.
                             NR          Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.



         Delaware Investments includes funds with a                   ------------------------------------------------------------
wide range of investment objectives.  Stock funds,
income funds, national and state-specific tax-exempt
funds, money market funds, global and international                   TAX-FREE USA FUND
funds and closed-end funds give investors the ability to
create a portfolio that fits their personal financial goals.          ------------------------------------------------------------
For more information, contact your financial adviser or
call Delaware Investments at 800-523-1918.
                                                                      TAX-FREE INSURED FUND

                                                                      ------------------------------------------------------------


                                                                      TAX-FREE USA INTERMEDIATE FUND

                                                                      ------------------------------------------------------------


                                                                      DELAWARE GROUP TAX-FREE FUND, INC.

                                                                      ------------------------------------------------------------



INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR                                                  PART B
Delaware Distributors, L.P.
1818 Market Street                                                    STATEMENT OF
Philadelphia, PA 19103                                                ADDITIONAL INFORMATION

SHAREHOLDER SERVICING,                                                ------------------------------------------------------------
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT                                                    OCTOBER 28, 1998
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank                                              DELAWARE
4 Chase Metrotech Center                                              INVESTMENTS
Brooklyn, NY 11245                                                    ============



--------------------------------------------------------------------------------

                                     PART B--STATEMENT OF ADDITIONAL INFORMATION
                                                                OCTOBER 28, 1998
--------------------------------------------------------------------------------

DELAWARE GROUP TAX-FREE FUND, INC.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1818 Market Street
Philadelphia, PA  19103
--------------------------------------------------------------------------------
For Prospectus and Performance:  Nationwide 800-523-1918

Information on Existing Accounts:  (SHAREHOLDERS ONLY)
         Nationwide 800-523-1918

Dealer Services:  (BROKER/DEALERS ONLY)
         Nationwide 800-362-7500
--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------
Cover Page                                                                     1
--------------------------------------------------------------------------------
Investment Objectives and Policies                                             3
--------------------------------------------------------------------------------
Municipal Bond Insurance
--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------
Trading Practices and Brokerage
--------------------------------------------------------------------------------
Purchasing Shares
--------------------------------------------------------------------------------
Investment Plans
--------------------------------------------------------------------------------
Determining Offering Price and Net Asset Value
--------------------------------------------------------------------------------
Redemption and Repurchase
--------------------------------------------------------------------------------
Dividends and Realized Securities Profits Distributions
--------------------------------------------------------------------------------
Taxes
--------------------------------------------------------------------------------
Investment Management Agreements
--------------------------------------------------------------------------------
Officers and Directors
--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------
General Information
--------------------------------------------------------------------------------
Financial Statements
--------------------------------------------------------------------------------

         Delaware Group Tax-Free Fund, Inc. ("Tax-Free Fund, Inc.") is a professionally managed mutual fund of the series type which currently offers three series of shares: the Tax-Free USA Fund series ("USA Fund"), the Tax-Free Insured Fund series ("Insured Fund") and the Tax-Free USA Intermediate Fund series ("Intermediate Fund") (individually, a "Fund" and collectively, the "Funds").

         Each Fund of Tax-Free Fund, Inc. offers three retail classes: Tax-Free USA Fund A Class ("USA Fund A Class"), Tax-Free Insured Fund A Class ("Insured Fund A Class") and Tax-Free USA Intermediate Fund A Class ("Intermediate Fund A Class") (the "Class A Shares"); Tax-Free USA Fund B Class ("USA Fund B Class"), Tax-Free Insured Fund B Class ("Insured Fund B Class") and Tax-Free USA Intermediate Fund B Class ("Intermediate Fund B Class") (the "Class B Shares"); and Tax-Free USA Fund C Class ("USA Fund C Class"), Tax-Free Insured Fund C Class ("Insured Fund C Class") and Tax-Free USA Intermediate Fund C Class ("Intermediate Fund C Class") (the "Class C Shares"). Each class is individually referred to as a "Class" and collectively referred to as the "Classes".

         Class B Shares and Class C Shares may be purchased at a price equal to the next determined net asset value per share. Class A Shares may be purchased at the public offering price, which is equal to the next determined net asset value per share, plus a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 3.75% with respect to USA Fund and Insured Fund and 2.75% with respect to Intermediate Fund. Class A Shares are subject to annual 12b-1 Plan expenses which, for USA Fund A Class and Insured Fund A Class will vary because of the formula adopted by Tax-Free Fund, Inc.'s Board of Directors but may not exceed 0.30%, and for Intermediate Fund A Class may not exceed 0.30% and have been fixed by the Board at 0.15%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase with respect to USA Fund and Insured Fund and three years of purchase with respect to Intermediate Fund. Class B Shares are subject to annual 12b-1 Plan expenses of 1%, which are assessed for approximately eight years after purchase against Class B Shares of USA Fund and Insured Fund and approximately five years after purchase against Class B Shares of Intermediate Fund. See Automatic Conversion of Class B Shares under Classes of Shares in the Prospectus. Class C Shares of each Fund are subject to a CDSC which may be imposed on redemptions made within 12 months of purchase and annual 12b-1 Plan expenses of 1%, which are assessed against Class C Shares for the life of the investment.

         This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectus of the Funds dated October 28, 1998, as it may be amended from time to time. Part B should be read in conjunction with the Funds' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectus. The Prospectus for the Funds may be obtained by writing or calling your investment dealer or by contacting Tax-Free Fund, Inc.'s national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.

         All references to "shares" in this Part B refer to all classes of shares of Tax-Free Fund, Inc., except where noted.

INVESTMENT OBJECTIVES AND POLICIES

         The objective of USA Fund and of Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal bonds and as is consistent with prudent investment management and preservation of capital. Intermediate Fund pursues its investment objective by investing in municipal bonds with a dollar weighted average maturity of between three and 10 years and utilizing various investment strategies, as described below, which differ from the strategies utilized by USA Fund and Insured Fund. The objective of Insured Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal bonds and as is consistent with prudent investment management and preservation of capital. Insured Fund seeks to achieve its objective by investing primarily in municipal bonds that are protected by insurance guaranteeing the payment of principal and interest, when due.

         The investment objective of each Fund, described above, is a matter of fundamental policy and may not be changed without shareholder approval of the affected Fund. There is no assurance that the objective of each Fund can be achieved. Bond insurance reduces the risk of loss due to default by an issuer, but such bonds remain subject to the risk that market value may shift for other reasons. Also, there is no assurance that any insurance company will meet its obligations.


         Appendix A--Ratings in the Prospectus contains excerpts describing ratings of municipal obligations from Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Investor Service, Inc. ("Fitch").


         USA Fund and Insured Fund seek to achieve their respective objectives by investing their assets in a nondiversified portfolio consisting primarily of intermediate obligations up to 10 years and long-term obligations up to 50 years in maturity, and Intermediate Fund seeks to achieve its objective by investing its assets in a nondiversified portfolio consisting primarily of intermediate obligations, issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest income from which, in the opinion of each issuer's Counsel, is exempt from federal income tax. A Fund may invest in other debt obligations, but if it does, at least 80% of its assets will be invested in the types of securities listed above.

         The portfolio of Intermediate Fund will typically have a dollar weighted average maturity of between three and 10 years. Intermediate Fund may, from time to time, employ certain techniques to shorten or lengthen the dollar weighted average maturity of the portfolio, including futures transactions, options on futures and the purchase of debt securities at a premium or a discount. Although the dollar weighted average maturity of Intermediate Fund's portfolio will be between three and 10 years, Intermediate Fund may purchase individual securities with any maturity.

         The principal risk to which a Fund is subject is price fluctuation due to changes in interest rates caused by government policies and economic factors which are beyond the control of Delaware Management Company (the "Manager"). In addition, although some municipal bonds are government obligations backed by the issuer's full faith and credit, others are only secured by a specific revenue source and not by the general taxing power. Each Fund may invest in both types of bonds.

         USA Fund will normally invest at least 80% of its assets in debt obligations, as stated above, which are rated by S&P, Moody's or Fitch at the time of purchase as being within their top four grades. The fourth grade is considered a medium grade and has speculative characteristics. USA Fund may, however, invest up to 20% of its assets in securities with a rating lower than the top four and in unrated securities. These securities are speculative and may involve greater risks and have higher yields. They will only be purchased when the Manager considers them particularly attractive and their purchase to be consistent with the objective of preserving capital. Intermediate Fund intends to invest at least 90% of its portfolio in debt obligations that are either rated in the top four grades by Moody's, S&P or Fitch at the time of purchase or unrated, but in the opinion of the Manager, similar in credit quality to obligations so rated. The fourth grade is considered medium grade and may have speculative characteristics. Intermediate Fund may invest up to 10% of its assets in securities that are rated lower than the top four grades or unrated, but in the Manager's opinion similar in credit quality to obligations so rated. These securities are speculative and may involve greater risks and have higher yields. Investing in debt obligations which are not rated in the top four grades (or which have credit qualities similar to such rated obligations) entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investment grade obligations, and which should be considered by investors contemplating an investment in the Fund. Such obligations are sometimes sold by issuers whose earnings at the time of issuance are less than the projected debt service on the obligations. The Manager will evaluate the creditworthiness of the issuer and the issuer's ability to meet its obligations to pay interest and repay principal.

         Insured Fund will normally invest at least 80% of its assets in debt obligations which are insured by various insurance companies which undertake to pay to a holder, when due, the interest or principal amount of an obligation if the interest or principal is not paid by the issuer when due. See Municipal Bond Insurance. Insured Fund may invest a portion of its assets in debt obligations that are considered to be below investment grade. The Fund presently intends to limit such investments to no more than 5% of its assets, measured at the time of purchase.

         Each Fund may also invest in "when-issued securities" for which the Fund will maintain a segregated account which it will mark to market daily. When-issued securities involve commitments to purchase new issues of securities which are offered on a when-issued basis which usually involve delivery and payment up to 45 days after the date of the transaction. During this period between the date of commitment and the date of delivery, the Fund does not accrue interest on the investment, but the market value of the bonds could fluctuate. This can result in a Fund having unrealized appreciation or depreciation which could affect the net asset value of its shares.

         Each Fund will invest its assets in securities of varying maturities, without limitation, depending on market conditions. Typically, the remaining maturity of municipal bonds purchased by USA Fund and Insured Fund will range between five and 30 years. Each Fund may also invest in short-term, tax-free instruments such as tax-exempt commercial paper and general obligation, revenue and project notes. The Funds may also invest in variable and floating rate demand obligations (longer-term instruments with an interest rate that fluctuates and a demand feature that allows the holder to sell the instruments back to the issuer from time to time) but no Fund intends to invest more than 5% of its assets in these instruments. Short-term securities will be rated in the top two grades by a nationally-recognized statistical rating agency. The Manager will attempt to adjust the maturity structure of the portfolios to provide a high level of tax-exempt income consistent with preservation of capital.

         Under abnormal conditions, each Fund may invest in taxable instruments for temporary defensive purposes. These would include obligations of the U.S. government, its agencies and instrumentalities, commercial paper, certificates of deposit of domestic banks and other debt instruments. In connection with defensive portfolio investments, Insured Fund may invest more than 20% of its assets in uninsured securities which may be lower rated or unrated. Such securities may involve increased risks or may generate taxable income, and each Fund will only exceed 20% of its assets in such investments for temporary defensive purposes.

         Tax-Free Fund, Inc. is registered as an open-end management investment company and each Fund's portfolio of assets is nondiversified. Each Fund has the ability to invest as much as 50% of its assets in as few as two issuers provided that no single issuer accounts for more than 25% of the portfolio. The remaining 50% must be diversified so that no more than 5% is invested in the securities of a single issuer. Because the Funds may invest their assets in fewer issuers, the value of Fund shares may fluctuate more rapidly than if the Funds were fully diversified. In the event a Fund invests more than 5% of its assets in a single issuer, it would be affected more than a fully-diversified fund if that issuer were to encounter difficulties in satisfying its financial obligations. Except as set forth below, each Fund may invest without limitation in U.S. government securities or government agency securities backed by the U.S. government or its agencies or instrumentalities. Percentage limitations outlined above are determined at the time an investment is made.

         Each Fund may invest more than 25% of its assets in municipal obligations relating to similar types of projects or with other similar economic, business or political characteristics (such as bonds of housing finance agencies or health care facilities). In addition, each Fund may invest more than 25% of its assets in industrial development bonds or pollution control bonds which may be backed only by the assets and revenues of a nongovernmental issuer. A Fund will not, however, invest more than 25% of its total assets in bonds issued for companies in the same industry.

         Set forth below are other more specific investment restrictions, some of which limit the percentage of assets which may be invested in certain types of securities. While the Funds are permitted, they normally do not borrow money or invest in repurchase agreements. Up to 20% of each Fund's assets may be invested in securities whose interest is subject to federal income tax. From time to time, a substantial portion of the assets of a Fund may be invested in municipal bonds insured as to payment of principal and interest by a single insurance company, which is believed by the Funds to be consistent with their policies and restrictions.

Municipal Bonds
         The term "municipal bonds" is generally understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and the obtaining of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposals. Such obligations are included within the term "municipal bonds" provided that the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer. In addition, the interest paid on industrial development bonds, the proceeds from which are used for the construction, equipment, repair or improvement of privately-operated industrial or commercial facilities, may be exempt from federal income tax, although current federal tax laws place substantial limitations on the size of such issues.

         The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuer of such bonds. There are, of course, variations in the security of municipal bonds, both within a particular classification and among classifications.

         The yields on municipal bonds are dependent on a variety of factors, including general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The imposition of a Fund's management fee, as well as other operating expenses, will have the effect of reducing the yield to investors.

         The Tax Reform Act of 1986 (the "Act") limits the amount of new "private purpose" bonds that each state can issue and subjects interest income from these bonds to the federal alternative minimum tax. "Private purpose" bonds are issues whose proceeds are used to finance certain nongovernment activities, and could include some types of industrial revenue bonds such as privately-owned sports and convention facilities. The Act also makes the tax-exempt status of certain bonds depend on the issuer's compliance with specific requirements after the bonds are issued.

         Each Fund intends to seek to achieve a high level of tax-exempt income. However, if a Fund invests in newly-issued private purpose bonds, a portion of that Fund's distributions would be subject to the federal alternative minimum tax.

Repurchase Agreements
         Repurchase agreements are instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities. Under a repurchase agreement, the purchaser acquires ownership of the security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. A Fund will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for a Fund to invest temporarily available cash on a short-term basis. Generally, repurchase agreements are of short duration often less than one week but on occasion for longer periods. A Fund's risk is limited to the seller's ability to buy the security back at the agreed-upon sum at the agreed-upon time, since the repurchase agreement is secured by the underlying obligation. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. In addition, should such an issuer default, the Manager believes that, barring extraordinary circumstances, the Fund will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities, although there could be a delay in recovery. A Fund considers the creditworthiness of the bank or dealer from whom it purchases repurchase agreements. A Fund will monitor such transactions to assure that the value of the underlying securities subject to repurchase agreements is at least equal to the repurchase price. The underlying securities will be limited to those described above.

         A Fund will limit its investments in repurchase agreements to those which the Manager, under the guidelines of the Board of Directors, determines to present minimal credit risks and which are of high quality. In addition, a Fund must have collateral of at least 102% of the repurchase price, including the portion representing a Fund's yield under such agreements which is monitored on a daily basis. Such collateral is held by the Custodian in book entry form. Such agreements may be considered loans under the 1940 Act, but a Fund considers repurchase agreements contracts for the purchase and sale of securities, and it seeks to perfect a security interest in the collateral securities so that it has the right to keep and dispose of the underlying collateral in the event of default.

         The funds in the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow Delaware Investments funds jointly to invest cash balances. A Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the exemptive order and subject generally to the conditions described above.

         Futures -- Intermediate Fund may enter into contracts for the purchase or sale for future delivery of securities. USA Fund and Insured Fund may invest in futures contracts and options on such futures contracts to the extent that investments in these securities, when combined with inverse floaters and below investment grade securities, do not exceed 20% of a Fund's total assets. Intermediate Fund will not enter into futures contracts to the extent that more than 5% of the Fund's assets are required as futures contract margin deposits and will not invest in futures contracts or options thereon to the extent that obligations relating to such transactions exceed 20% of the Fund's assets. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Fund's Custodian Bank. Thereafter, a "variation margin" may be paid by a Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         A Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

         The purpose of the purchase or sale of futures contracts for a Fund, which consists of a substantial number of municipal securities, is to protect the Fund against the adverse effects of fluctuations in interest rates without actually buying or selling such securities. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of municipal securities at higher prices.

         With respect to options on futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of municipal securities which the Fund intends to purchase.

         To the extent that a Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, with respect to options on futures contracts, the Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

         In addition, when a Fund engages in futures transactions, to the extent required by the SEC, it will maintain with its custodian, assets in a segregated account to cover its obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by the Fund with respect to such futures contracts.

         A Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

         With respect to options on futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

         If a put or call option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, the Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Intermediate Fund

Additional Investment Strategies
         In addition to the investment policies described above, Intermediate Fund seeks to achieve its objective by pursuing the following investment strategies:

         Portfolio Loan Transactions -- Intermediate Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         It is the understanding of the Manager that the staff of the Securities and Exchange Commission (the "SEC" or the "Commission") permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, U.S. Treasury Bills and Notes, or irrevocable letters of credit payable by banks acceptable to the Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; 3) the Fund must be able to terminate the loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the directors of Tax-Free Fund, Inc. know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.

         The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Funds will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

         The ratings of S&P, Moody's and other rating services represent their opinion as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings are the initial criteria for selection of portfolio investments, but the Fund will further evaluate these securities.

         Options - Intermediate Fund may write put and call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. The Fund may write covered call options and secured put options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain the Fund's investment objective. The Fund may also purchase (i) call options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets and (ii) put options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets.

         A. Covered Call Writing - A call option gives the purchaser of such option the right to buy, and the writer, in this case Intermediate Fund, the obligation to sell the underlying security at the exercise price during the option period. There is no percentage limitation on writing covered call options.

         The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. The disadvantage is that if the security rises in value the Fund will lose the appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

         The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         Call options will be written only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell. Options written by the Fund will normally have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         B. Purchasing Call Options - Intermediate Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage is that the Fund may hedge against an increase in the price of securities which it ultimately wishes to buy. However, the premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option.

         The Fund may, following the purchase of a call option, liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although the Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would be required to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund.

         C. Secured Put Writing - A put option gives the purchaser of the option the right to sell, and the writer, in this case Intermediate Fund, the obligation to buy the underlying security at the exercise price during the option period. During the option period, the writer of a put option may be assigned an exercise notice by the broker/dealer through whom the option was sold requiring the writer to make payment of the exercise price against delivery of the underlying security. In this event, the exercise price will usually exceed the then-market value of the underlying security. This obligation terminates upon expiration of the put option or at such earlier time at which the writer effects a closing purchase transaction. The operation of put options in other respects is substantially identical to that of call options. Premiums on outstanding put options written or purchased by the Fund may not exceed 2% of its total assets.

         The advantage to the Fund of writing such options is that it receives premium income. The disadvantage is that the Fund may have to purchase securities at higher prices than the current market price when the put is exercised.


         Put options will be written only on a secured basis, which means that the Fund will maintain in a segregated account with its Custodian, The Chase Manhattan Bank, cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. Government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Manager wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

         D. Purchasing Put Options - Intermediate Fund may purchase put options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets. The Fund will, at all times during which it holds a put option, own the security covered by such option.

         The Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow the Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. In addition, the Fund will continue to receive interest income on the security. If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.


         Variable or Floating Rate Demand Notes -- Variable or floating rate demand notes ("VRDNs") are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The interest rates are adjustable at intervals ranging from daily to up to six months to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the price rate of a bank or some other appropriate interest rate adjustment index. The Manager will decide which variable or floating rate demand instruments Intermediate Fund will purchase in accordance with procedures prescribed by Tax-Free Fund, Inc.'s Board of Directors to minimize credit risks. Any VRDN must be of high quality as determined by the Manager and subject to review by the Board of Directors, with respect to both its long-term and short-term aspects, except where credit support for the instrument is provided even in the event of default on the underlying security, the Fund may rely only on the high quality character of the short-term aspect of the demand instrument, i.e., the demand feature. A VRDN which is unrated must have high quality characteristics similar to those rated in accordance with policies and guidelines determined by Tax-Free Fund, Inc.'s Board of Directors. If the quality of any VRDN falls below the quality level required by the Board of Directors and any applicable rules adopted by the Securities and Exchange Commission, the Fund must dispose of the instrument within a reasonable period of time by exercising the demand feature or by selling the VRDN in the secondary market, whichever is believed by the Manager to be in the best interests of the Fund and its shareholders.

         Municipal Leases -- As stated in the Prospectus, a portion of each Fund's assets may be invested in municipal lease obligations, primarily through certificates of participation ("COPs"). COPs function much like installment purchase agreements and are widely used by state and local governments to finance the purchase of property. The lease format is generally not subject to constitutional limitations on the issuance of state debt, and COPs enable a governmental issuer to increase government liabilities beyond constitutional debt limits. A principal distinguishing feature separating COPs from municipal debt is the lease, which contains a "nonappropriation" or "abatement" clause. This clause provides that, although the municipality will use its best efforts to make lease payments, it may terminate the lease without penalty if its appropriating body does not allocate the necessary funds. The Funds intend to invest only in COPs rated within the four highest rating categories of Moody's, S&P or Fitch IBCA, Inc., or in unrated COPs believed to be of comparable quality.

Investment Restrictions
         Tax-Free Fund, Inc. has adopted the following restrictions and fundamental policies which are applied to each Fund except as noted. Fundamental objectives and restrictions cannot be changed without approval by the holders of a majority of the outstanding voting securities of a Fund, which is the lesser of more than 50% of the outstanding voting securities, or 67% of the voting securities present at a shareholder meeting if 50% or more of the voting securities are present in person or represented by proxy of a Fund which proposes to change its fundamental policy. Investment restrictions 4, 6 and 8 listed below apply only to USA Fund and Insured Fund.

         A Fund may not under any circumstances:

          1. Invest more than 20% of its assets in securities whose interest is subject to federal income tax.

          2. Borrow money in excess of 10% of the value of its assets and then only as a temporary measure for extraordinary purposes. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of a Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. A Fund will not issue senior securities as defined in the Investment Company Act of 1940 (the "1940 Act"), except for notes to banks. (The issuance of three series of shares is not deemed to be the issuance of senior securities so long as such series comply with the appropriate provisions of the 1940 Act.) Investment securities will not normally be purchased while there is an outstanding borrowing.

          3. Sell securities short.

          4. Write or purchase put or call options.

          5. Underwrite the securities of other issuers, except that a Fund may participate as part of a group in bidding for the purchase of municipal bonds directly from an issuer for its own portfolio in order to take advantage of the lower purchase price available to members of such a group; nor invest more than 10% of the value of a Fund's net assets in illiquid assets.

          6. Purchase or sell commodities or commodity contracts.

          7. Purchase or sell real estate, but this shall not prevent a Fund from investing in municipal bonds secured by real estate or interests therein.

          8. Make loans to other persons except through the use of repurchase agreements or the purchase of commercial paper. For these purposes, the purchase of a portion of debt securities which is part of an issue to the public shall not be considered the making of a loan.

          9. With respect to 50% of the value of its assets, invest more than 5% of its assets in the securities of any one issuer or invest in more than 10% of the outstanding voting securities of any one issuer, except that U.S. government and government agency securities backed by the U.S. government, or its agencies or instrumentalities may be purchased without limitation. For the purpose of this limitation, the Funds will regard each state and political subdivision, agency or instrumentality of a state and each multistate agency of which a state is a member as a separate issuer.

         10. Invest in companies for the purpose of exercising control.

         11. Invest in securities of other investment companies, except as they are acquired as part of a merger, consolidation or acquisition of assets.

         12. Invest more than 25% of its total assets in any particular industry or industries, except that a Fund may invest more than 25% of the value of its total assets in municipal bonds and in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Tax-Free Fund, Inc. has also adopted an additional restriction applicable only to Insured Fund. Insured Fund will not:

         13. Invest more than 20% of its assets in securities (other than U.S. government securities, securities of agencies of the U.S. government and securities backed by the U.S. government or its agencies or instrumentalities) which are not covered by insurance guaranteeing the payment, when due, of interest on and the principal of such securities, except for defensive purposes.

         Tax-Free Fund, Inc. also has determined that, from time to time, more than 10% of a Fund's assets may be invested in municipal bonds insured as to principal and interest by a single insurance company. Tax-Free Fund, Inc. believes such investments are consistent with the foregoing restrictions.

         If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in value of net assets will not result in a violation of the restrictions.

         Although not a fundamental investment restriction, the Funds currently do not invest their assets in real estate limited partnerships or oil, gas and other mineral leases.

         The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

         Investing in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of Directors and the Manager will continue to monitor the liquidity of that security to ensure that a Fund has no more than 10% of its net assets invested in illiquid securities.

MUNICIPAL BOND INSURANCE

         The practice has developed among municipal issuers of having their issues insured by various companies. At the present time, the MBIA Insurance Corporation ("MBIA"), AMBAC Indemnity Corporation ("AMBAC Indemnity"), Financial Security Assurance ("FSA") and Financial Guaranty Insurance Company ("FGIC") provide a substantial portion of such insurance. Accordingly, at different times, a substantial portion of a Fund's portfolio may consist of municipal bonds of various issuers insured as to payment of principal and interest when due by a single insurance company. It is expected that other insurance companies or associations will enter this field, and a substantial portion of municipal bond issues available for investment by companies such as the Funds will be insured. In the event of a default, the insurer is required to make payments of interest and principal when due to the bondholders. While the insurance may affect the securities' ratings, the Manager does not look to the creditworthiness of a private insurer. Instead, the Manager reviews the creditworthiness of the actual issuer and its ability to pay interest and principal. Insurance on municipal bonds that are purchased by a Fund will generally have been obtained by the bond issuer and attached to the bonds for their lifetime, although the Fund may obtain insurance on bonds while they are held by the Fund.

         At the present time, obligations which are subject to such insurance generally receive a high rating from S&P or Moody's, based upon a combination of the issuer's creditworthiness and the insurer's obligation under the insurance policy. While such insurance reduces the risk that principal or interest will not be paid when due, it is not a protection against market risks arising from other factors, such as changes in prevailing interest rates. If the issuer defaults on payment of interest or principal, the trustee and/or payment agent of the issuer will notify the insurer who will make payment to the bondholders. There is no assurance that any insurance company will meet its obligations. Tax-Free Fund, Inc. believes such investments are consistent with each Fund's fundamental investment policies and restrictions.

         Similar insurance is available to a Fund for uninsured obligations, and the Fund may acquire such obligations and purchase such insurance directly, but only if that would result in a comparable benefit to the Fund from such a security.

         As the bond insurance industry matures, the ownership and capital structures of the insurers have evolved. Each of the municipal bond insurers has unique ownership structures, some of which underwent significant changes in 1992.


         MBIA moved to a greater percentage of public ownership during 1992 with the sale of additional equity. MBIA Inc. is currently 88.7% publicly owned, while the remaining ownership is distributed between Aetna Life & Casualty Company and Credit Local de France. As of December 31, 1996, MBIA Inc. had total equity capital (GAAP) of $2,479,697,000, up 11% from December 31, 1995 and as of December 31, 1997, MBIA had total equity capital (GAAP) of $3,048,000,000 up 23% from December 31, 1996. For the six months ended June 30, 1998, total equity capital (GAAP) amounted to $3,568,500,000 (unaudited).


         FGIC, until 1993 the only bond insurer with one institutional owner, experienced a slight shift in ownership. In early January 1993, GE Capital, the parent of FGIC Corp., sold a 1% interest of the company to Sumitomo Marine and Fire Insurance Company Limited. The sale was undertaken primarily to facilitate joining business ventures in the future. As of December 31, 1996, FGIC's total equity capital (GAAP) was $1,684,400,000, up 8.8% from December 31, 1995 and as of December 31, 1997, FGIC's total equity capital (GAAP) amounted to $1,953,000,000, up 12% from December 31, 1996. For the six months ended June 30, 1998, total equity capital (GAAP) amounted to $2,005,000,000 (unaudited).

         AMBAC became the only insurer with 100% public ownership, when Citicorp Financial Guaranty Holdings, Inc. (CFGH) sold its remaining 49.7% equity interest in AMBAC Inc. during February 1992. As of December 31, 1996, AMBAC's total equity capital (GAAP) was $1,615,016,000, up 15% from December 31, 1995 and as of December 31, 1997, AMBAC's total equity capital (GAAP) was $1,872,000,000, up 16% from December 31, 1996. For the six months ended June 30, 1998, total equity capital (GAAP) amounted to $1,990,000,000 (unaudited).

         FSA is the fourth largest insurer. As of December 31, 1996, FSA's total equity capital (GAAP) was $801,260,000, up 3% from December 31, 1995 and as of December 31, 1997, FSA's total equity capital (GAAP) was $882,000,000, up 10% from December 31, 1996. For the six months ended June 30, 1998, total equity capital (GAAP) was $934,000,000 (unaudited).

PERFORMANCE INFORMATION

         From time to time, each Fund may state total return for its Classes in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year (or life of fund, if applicable) periods. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

         The average annual total rate of return for a Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:


                                                      n
                                               P(1 + T) = ERV

Where:           P       =       a hypothetical initial purchase order of
                                 $1,000 from which, in the case of only
                                 Class A Shares, the maximum front-end
                                 sales charge is deducted;
                 T       =       average annual total return;
                 n       =       number of years;
               ERV       =       redeemable value of the hypothetical $1,000
                                 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.


         In presenting performance information for Class A Shares, the Limited CDSC applicable to only certain redemptions of those shares will not be deducted from any computation of total return. See the Prospectus for the Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         Total return performance for each Class of the Funds will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representative of the results which may be realized from an investment in each Fund in the future.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made and that all distributions are reinvested at net asset value, and with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         The performance of each Class of the Funds, as shown below, is the average annual total return quotation through August 31, 1998, computed as described above. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 3.75% with respect to USA Fund Class A Shares and Insured Fund Class A Shares and 2.75% with respect to Intermediate Fund Class A Shares paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge.

         Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.



                                                                     Average Annual Total Return
                                                                           USA Fund A Class

                                                             Class A Shares                Class A Shares
                                                              (at Offer)(1)                   (at NAV)

        1 year ended 8/31/98                                     3.92%                         8.00%

        3 years ended 8/31/98                                    4.52%                         5.86%

        5 years ended 8/31/98                                    4.35%                         5.15%

        10 years ended 8/31/98                                   7.22%                         7.63%

        Period 1/11/84(2) through 8/31/98                        8.98%                         9.26%


(1) Effective June 9, 1997, the maximum front-end sales charge was reduced from 4.75% to 3.75%. The above performance numbers are calculated using 3.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.
(2)      Date of initial public offering.

         The performance of USA Fund B Class, as shown below, is the average annual total return quotation through August 31, 1998. The average annual total return for USA Fund B Class including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at August 31, 1998. The average annual total return for USA Fund B Class excluding deferred sales charge assumes the shares were not redeemed at August 31, 1998 and therefore does not reflect the deduction of a CDSC.


                                                                      Average Annual Total Return
                                                                            USA Fund B Class


                                                              Class B Shares                Class B Shares
                                                                (Including                    (Excluding
                                                                 Deferred                      Deferred
                                                              Sales Charge)                 Sales Charge)

        1 year ended 8/31/98                                      3.15%                         7.15%

        3 years ended 8/31/98                                     4.13%                         5.02%

        Period 5/2/94(1) through 8/31/98                          4.79%                         5.17%

(1)     Date of initial public offering.


        The performance of USA Fund C Class, as shown below, is the average annual total return quotation through August 31, 1998. The average annual total return for USA Fund C Class including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at August 31, 1998. The average annual total return for USA Fund C Class excluding deferred sales charge assumes the shares were not redeemed at August 31, 1998 and therefore does not reflect the deduction of a CDSC.


                                                                     Average Annual Total Return
                                                                           USA Fund C Class

                                                             Class C Shares                Class C Shares
                                                               (Including                    (Excluding
                                                                Deferred                      Deferred
                                                             Sales Charge)                 Sales Charge)

        1 year ended 8/31/98                                     6.15%                         7.15%

        Period 11/29/95(1) through 8/31/98                       4.51%                         4.51%


(1)      Date of initial public offering.


         The performance of Insured Fund A Class, as shown below, is the average annual total return quotations through August 31, 1998, computed as described above. The average annual total return for Insured Fund A Class at offer reflects the maximum front-end sales charge of 3.75% paid on the purchase of shares. The average annual total return for Insured Fund A Class at net asset value (NAV) does not reflect any front-end sales charge. Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.



                                                                     Average Annual Total Return
                                                                         Insured Fund A Class


                                                             Class A Shares                Class A Shares
                                                             (at Offer)(1)                    (at NAV)

        1 year ended 8/31/98                                     3.54%                         7.57%

        3 years ended 8/31/98                                    5.14%                         6.49%

        5 years ended 8/31/98                                    4.43%                         5.24%

        10 years ended 8/31/98                                   6.85%                         7.26%

        Period 3/25/85(2) through 8/31/98                        7.64%                         7.95%


(1) Effective June 9, 1997, the maximum front-end sales charge was reduced from 4.75% to 3.75%. The above performance numbers are calculated using 3.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.
(2)      Date of initial public offering.

         The performance of Insured Fund B Class, as shown below, is the average annual total return quotation through August 31, 1998. The average annual total return for Insured Fund B Class including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at August 31, 1998. The average annual total return for Insured Fund B Class excluding deferred sales charge assumes the shares were not redeemed at August 31, 1998 and therefore does not reflect the deduction of a CDSC.



                                                                      Average Annual Total Return
                                                                          Insured Fund B Class


                                                              Class B Shares                Class B Shares
                                                                (Including                    (Excluding
                                                                 Deferred                      Deferred
                                                              Sales Charge)                 Sales Charge)

         1 year ended 8/31/98                                     2.72%                         6.72%

         3 years ended 8/31/98                                    4.74%                         5.64%

         Period 5/2/94(1) through 8/31/98                         5.23%                         5.62%

(1)      Date of initial public offering.


         The performance of Insured Fund C Class, as shown below, is the average annual total return quotation through August 31, 1998. The average annual total return for Insured Fund C Class including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at August 31, 1998. The average annual total return for Insured Fund C Class excluding deferred sales charge assumes the shares were not redeemed at August 31, 1998 and therefore does not reflect the deduction of a CDSC.


                                                                     Average Annual Total Return
                                                                         Insured Fund C Class

                                                             Class C Shares                Class C Shares
                                                               (Including                    (Excluding
                                                                Deferred                      Deferred
                                                             Sales Charge)                 Sales Charge)

        1 year ended 8/31/98                                     5.72%                         6.72%

        Period 11/29/95(1) through 8/31/98                       5.01%                         5.01%


(1)      Date of initial public offering.

         The performance of Intermediate Fund A Class, as shown below, is the average total return quotation through August 31, 1998, computed as described above. The average annual total return for Intermediate Fund A Class at offer reflects the maximum front-end sales charge of 2.75% paid on the purchase of shares. The average annual total return for Intermediate Fund A Class at net asset value (NAV) does not reflect any front-end sales charge.



                                                                     Average Annual Total Return
                                                                     Intermediate Fund A Class(1)

                                                             Class A Shares                Class A Shares
                                                             (at Offer)(3)                    (at NAV)

        1 year ended 8/31/98                                     4.35%                         7.34%

        3 years ended 8/31/98                                    5.17%                         6.14%

        5 years ended 8/31/98                                    4.79%                         5.37%

        Period 1/7/93(2) through 8/31/98                         5.96%                         6.48%

(1) Reflects voluntary waiver and payment of expenses. See Investment Management Agreements.
(2)  Date of initial public offering.
(3) Effective June 9, 1997, the maximum front-end sales charge was reduced from 3.00% to 2.75%. The above performance numbers are calculated using 2.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.

         The performance of Intermediate Fund B Class, as shown below, is the average annual total return quotation through August 31, 1998. The average annual total return for Intermediate Fund B Class including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at August 31, 1998. The average annual total return for Intermediate Fund B Class excluding deferred sales charge assumes the shares were not redeemed at August 31, 1998 and therefore does not reflect the deduction of a CDSC.


                                                           Average Annual Total Return
                                                            Intermediate Fund B Class(1)

                                                    Class B Shares            Class B Shares
                                                      (Including                (Excluding
                                                       Deferred                  Deferred
                                                     Sales Charge)             Sales Charge)


         1 year ended 8/31/98                           4.43%                     6.43%

         3 years ended 8/31/98                          4.94%                     5.24%

         Period 5/2/94(2) through 8/31/98               5.45%                     5.45%


(1) Reflects voluntary waiver and payment of expenses. See Investment Management Agreements.
(2)  Date of initial public offering.



         The performance of Intermediate Fund C Class, as shown below, is the average annual total return quotation through August 31, 1998. The average annual total return for Intermediate Fund C Class including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at August 31, 1998. The average annual total return for Intermediate Fund C Class excluding deferred sales charge assumes the shares were not redeemed at August 31, 1998 and therefore does not reflect the deduction of a CDSC.


                                                           Average Annual Total Return
                                                            Intermediate Fund C Class(1)

                                                    Class C Shares            Class C Shares
                                                      (Including                (Excluding
                                                       Deferred                  Deferred
                                                     Sales Charge)             Sales Charge)


         1 year ended 8/31/98                           5.43%                     6.43%

         Period 11/29/95(2) through 8/31/98             5.05%                     5.05%

(1) Reflects voluntary waiver and payment of expenses. See Investment Management Agreements.
(2)  Date of initial public offering.

         As stated in the Funds' Prospectus, each Fund may also quote the current yield of each of its Classes in advertisements and investor communications.

         The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:


                                                a--b       6
                                   YIELD = 2[(-------- + 1) -- 1]
                                                  cd

Where:         a    =  dividends and interest earned during the period;
               b    =  expenses accrued for the period (net of reimbursements);
               c    =  the average daily number of shares outstanding during the period that were entitled to receive dividends; and
               d    =  the maximum offering price per share on the last day of the period.


         The above formula will be used in calculating quotations of yield for each Class of the Funds, based on specified 30-day periods identified in advertising by the Funds. Yield calculations assume the maximum front-end sales charge, if any, and do not reflect the deduction of any contingent deferred sales charge. Actual yield on Class A Shares may be affected by variations in front-end sales charges on investments. Past performance, such as is reflected in quoted yields, should not be considered as a representation of the results which may be realized from an investment in any class of Tax-Free Fund, Inc. in the future. The yields shown below for Intermediate Fund reflect voluntary waiver and payment of expenses. See Investment Management Agreement. For the 30-day period ended August 31, 1998, the yield of each Class of USA Fund, Insured Fund and Intermediate Fund was as follows:


                    Class A Shares        Class B Shares        Class C Shares
                    --------------        --------------        --------------
USA Fund                4.17%                 3.53%                 3.53%
Insured Fund            3.56%                 2.91%                 2.91%
Intermediate Fund       3.75%                 3.01%                 3.01%

         The Fund may also publish a tax-equivalent yield for a Class based on federal and, if applicable, state tax rates, which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to the Class' yield. For the 30-day period ended August 31, 1998, the tax-equivalent yields (assuming a federal income tax rate of 31%) of each Class of each Fund were as follows:


                     Class A Shares       Class B Shares        Class C Shares
                     --------------       --------------        --------------
USA Fund                 6.04%                5.12%                 5.12%
Insured Fund             5.16%                4.22%                 4.22%
Intermediate Fund        5.43%                4.36%                 4.36%


         These yields were computed by dividing that portion of a Class' yield which is tax-exempt by one minus a stated income tax rate (in this case, a federal income tax rate of 31%) and adding the product to that portion, if any, of the yield that is not tax-exempt. In addition, a Fund may advertise a tax-equivalent yield assuming other income tax rates, when applicable.

         Investors should note that the income earned and dividends paid by a Fund will vary with the fluctuation of interest rates and performance of the portfolio. The net asset value of a Fund may change. Unlike money market funds, each Fund invests in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. Each Fund's net asset value will tend to rise when interest rates fall. Conversely, each Fund's net asset values will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in a Fund will vary from day to day and investors should consider the volatility of a Fund's net asset values as well as the yield before making a decision to invest.


         The average weighted portfolio maturity at August 31, 1998 was 25.3 years for USA Fund, 23.9 years for Insured Fund and 9.5 years for Intermediate Fund.

         From time to time, the Fund may also quote actual total return and/or yield performance for its Classes in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund (or Fund Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or to the performance of unmanaged indices compiled or maintained by statistical research firms such as Lehman Brothers or Salomon Brothers, Inc.

         Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible.


         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.


         The Funds may also promote each Class' yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc., IBC/Donoghue's Money Market Report and Morningstar, Inc.

         Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.


         The performance of multiple indices compiled and maintained by statistical research firms, such as Morgan Stanley, Salomon Brothers and Lehman Brothers, may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. The Funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Funds may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Funds (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments, or global or international investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time, advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Funds. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Funds may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic and international stocks, and/or bonds, treasury bills and shares of the Funds. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Funds and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax planning and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of the Funds and may illustrate how to find the listings of the Funds in newspapers and periodicals. Materials may also include discussions of other funds, products, and services.

         The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. The Funds may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to the Funds may include information regarding the background and experience of its portfolio managers.

         The following tables present examples, for purposes of illustration only, of cumulative total return performance for each Class through August 31, 1998. For these purposes, the calculations assume the reinvestment of any capital gains distributions and income dividends paid during the indicated periods. The performance does not reflect any income taxes, if applicable, payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares reflects the maximum front-end sales charge paid on the purchase of shares but may also be shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. Past performance is not a guarantee of future results. Performance shown for short periods of time may not be representative of longer term results.

                                                 Cumulative Total Return
                                                    USA Fund A Class


                                                     Class A Shares
                                                      (at Offer)(1)

        3 months ended 8/31/98                            (2.04%)

        6 months ended 8/31/98                            (0.84%)(2)

        9 months ended 8/31/98                             1.56%

        1 year ended 8/31/98                               3.92%

        3 years ended 8/31/98                             14.20%

        5 years ended 8/31/98                             23.73%

        10 years ended 8/31/98                           100.83%

        Period 1/11/84(4) through 8/31/98                252.07%


(1) Effective June 9, 1997, the maximum front-end sales charge was reduced from 4.75% to 3.75%. The above performance numbers are calculated using 3.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.
(2) Cumulative total return at net asset value for the six months ended August 31, 1998 was 3.03%.
(3)      Date of initial public offering.


                                                                       Cumulative Total Return
                                                                           USA Fund B Class


                                                             Class B Shares                Class B Shares
                                                               (Including                    (Excluding
                                                                Deferred                      Deferred
                                                             Sales Charge)                 Sales Charge)

        3 months ended 8/31/98                                  (2.42%)                        1.58%

        6 months ended 8/31/98                                  (1.38%)                        2.62%

        9 months ended 8/31/98                                   0.85%                         4.85%

        1 year ended 8/31/98                                     3.15%                         7.15%

        3 years ended 8/31/98                                   12.91%                        15.85%

        Period 5/2/94(1) through 8/31/98                        22.47%                        24.43%

(1)      Date of initial public offering.


                                                             Cumulative Total Return
                                                                USA Fund C Class


                                                    Class C Shares            Class C Shares
                                                      (Including                (Excluding
                                                       Deferred                  Deferred
                                                     Sales Charge)             Sales Charge)

         3 months ended 8/31/98                         0.58%                     1.58%

         6 months ended 8/31/98                         1.62%                     2.62%

         9 months ended 8/31/98                         3.85%                     4.85%

         1 year ended 8/31/98                           6.15%                     7.15%

         Period 11/29/95(1) through 8/31/98            12.92%                    12.92%

(1)      Date of initial public offering.


                                                Cumulative Total Return
                                                 Insured Fund A Class



                                                   Class A Shares
                                                     (at Offer)(1)

         3 months ended 8/31/98                        (2.15%)

         6 months ended 8/31/98                        (1.07%)(2)

         9 months ended 8/31/98                         1.03%

         1 year ended 8/31/98                           3.54%

         3 years ended 8/31/98                         16.23%

         5 years ended 8/31/98                         24.20%

         10 years ended 8/31/98                        93.93%

         Period 3/25/85(4) through 8/31/98            169.05%


(1) Effective June 9, 1997, the maximum front-end sales charge was reduced from 4.75% to 3.75%. The above performance numbers are calculated using 3.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.

(2) Cumulative total return at net asset value for the six months ended August 31, 1998 was 2.76%.
(3)      Date of initial public offering.

                                                             Cumulative Total Return
                                                              Insured Fund B Class


                                                    Class B Shares            Class B Shares
                                                      (Including                (Excluding
                                                       Deferred                  Deferred
                                                     Sales Charge)             Sales Charge)

         3 months ended 8/31/98                        (2.57%)                    1.43%

         6 months ended 8/31/98                        (1.65%)                    2.35%

         9 months ended 8/31/98                         0.36%                     4.36%

         1 year ended 8/31/98                           2.72%                     6.72%

         3 years ended 8/31/98                         14.90%                    17.90%

         Period 5/2/94(1) through 8/31/98              24.72%                    26.72%

(1)      Date of initial public offering.



                                                             Cumulative Total Return
                                                              Insured Fund C Class


                                                    Class C Shares            Class C Shares
                                                      (Including                (Excluding
                                                       Deferred                  Deferred
                                                     Sales Charge)             Sales Charge)

         3 months ended 8/31/98                         0.43%                     1.43%

         6 months ended 8/31/98                         1.35%                     2.35%

         9 months ended 8/31/98                         3.36%                     4.36%

         1 year ended 8/31/98                           5.72%                     6.72%

         Period 11/29/95(1) through 8/31/98            14.43%                    14.43%

(1)      Date of initial public offering.



                                                Cumulative Total Return
                                               Intermediate Fund A Class(1)

                                                    Class A Shares
                                                      (at Offer)(2)

         3 months ended 8/31/98                        (0.86%)

         6 months ended 8/31/98                         0.33%(3)

         9 months ended 8/31/98                         2.26%

         1 year ended 8/31/98                           4.35%

         3 years ended 8/31/98                         16.32%

         5 years ended 8/31/98                         26.33%

         Period 1/7/93(4) to 8/31/98                   38.68%

(1) Reflects voluntary waiver and payment of expenses. See Investment Management Agreements.
(2) Effective June 9, 1997, the maximum front-end sales charge was reduced from 3.00% to 2.75%. The above performance numbers are calculated using 2.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.
(3) Cumulative total return at net asset value for the six months ended August 31, 1998 was 3.16%.
(4)  Date of initial public offering.


                                                             Cumulative Total Return
                                                          Intermediate Fund B Class(1)

                                                    Class B Shares            Class B Shares
                                                      (Including                (Excluding
                                                       Deferred                  Deferred
                                                     Sales Charge)             Sales Charge)

         3 months ended 8/31/98                        (0.28%)                     1.72%

         6 months ended 8/31/98                         0.72%                      2.72%

         9 months ended 8/31/98                         2.50%                      4.50%

         1 year ended 8/31/98                           4.43%                      6.43%

         3 years ended 8/31/98                         15.56%                     16.56%

         Period 5/2/94(2) through 8/31/98              25.85%                     25.85%

(1) Reflects voluntary waiver and payment of expenses. See Investment Management Agreements.
(2)  Date of initial public offering.


                                                             Cumulative Total Return
                                                            Intermediate Fund C Class(1)

                                                    Class C Shares            Class C Shares
                                                      (Including                (Excluding
                                                       Deferred                  Deferred
                                                     Sales Charge)             Sales Charge)

         3 months ended 8/31/98                         0.72%                     1.72%

         6 months ended 8/31/98                         1.72%                     2.72%

         9 months ended 8/31/98                         3.50%                     4.50%

         1 year ended 8/31/98                           5.43%                     6.43%

         Period 11/29/95(2) through 8/31/98            14.55%                    14.55%

(1) Reflects voluntary waiver and payment of expenses. See Investment Management Agreements.
(2)  Date of initial public offering.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for Tax-Free Fund, Inc. and other mutual funds in the Delaware Investments family, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the Funds', and other Delaware Investments funds', investment disciplines employed in seeking the objectives of each Fund and other funds in the Delaware Investments family. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.

Dollar-Cost Averaging
         For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of high fund share prices. Delaware Investments offers three services -- Automatic Investing Plan, Direct Deposit Purchase Plan and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.


                                                                      Number
                        Investment           Price Per              of Shares
                          Amount               Share                Purchased
Month 1                    $100                $10.00                   10
Month 2                    $100                $12.50                    8
Month 3                    $100                 $5.00                   10
Month 4                    $100                $10.00                   20
------------------------------------------------------------------------------
                           $400              $37.50                    48

Total Amount Invested:  $400
Total Number of Shares Purchased:  48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)

         This example is for illustration purposes only. It is not intended to represent the actual performance of any stock or bond fund in the Delaware Investments family. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.

THE POWER OF COMPOUNDING
         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. Each Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE

         Banks, brokers or dealers are selected to execute transactions on behalf of a Fund for the purchase or sale of portfolio securities on the basis of the Manager's judgment of their professional capability to provide the service. The primary consideration is to have banks, brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. In nearly all instances, trades are made on a net basis where a Fund either buys the securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

         During the past three fiscal years, no brokerage commissions were paid by USA Fund, Insured Fund or Intermediate Fund.

         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         During the fiscal year ended August 31, 1998, there were no portfolio transactions of USA Fund, Insured Fund or Intermediate Fund resulting in brokerage commissions directed to brokers for brokerage and research services.

         As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Investment Management Agreement for each Fund, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Funds believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Funds and to other funds in the Delaware Investments family. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Manager may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of such funds as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover
         Tax-Free Fund, Inc. anticipates that each Fund's portfolio turnover rate will generally be less than 100%. The degree of portfolio activity may affect taxes payable by the Funds' shareholders. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year. Tax-Free Fund, Inc. will not attempt to achieve or be limited to a predetermined rate of portfolio turnover for a Fund, such a turnover always being incidental to transactions undertaken with a view to achieving each Fund's investment objective in relation to anticipated movements in the general level of interest rates.

          In investing for liberal current income, a Fund may hold securities for any period of time, subject to complying with the Internal Revenue Code (the "Code") and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. To that extent, the Fund may realize gains or losses. See Taxes. The turnover rate also may be affected by cash requirements for redemptions and repurchases of Fund shares.

         The portfolio turnover rate of each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

         During the past two fiscal years, the portfolio turnover rates of the Funds were as follows:


                                                   August 31,

                                         1998                    1997
                                         ----                    ----
USA Fund                                  81%                    44%
Insured Fund                              63%                    42%
Intermediate Fund                        104%                    34%

PURCHASING SHARES

         The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of each Fund. See the Prospectus for additional information on how to invest. Shares of each Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Tax-Free Fund, Inc. or the Distributor.

         The minimum initial investment generally is $1,000 for each Class of each Fund. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent minimum investments for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Investments fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. Tax-Free Fund, Inc. will reject any purchase order of more than $250,000 of Class B Shares and $1,000,000 or more for Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more of Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers are responsible for transmitting orders promptly. Tax-Free Fund, Inc. reserves the right to reject any order for the purchase of a Fund's shares if in the opinion of management such rejection is in such Fund's best interest.

         The NASD has adopted amendments to its Conduct Rules relating to investment company sales charges. Tax-Free Fund, Inc. and the Distributor intend to operate in compliance with these rules.

         Class A Shares of USA Fund and Insured Fund are purchased at the offering price which reflects a maximum front-end sales charge of 3.75%. Shares of Intermediate Fund A Class are also purchased at the offering price which reflects a maximum front-end sales charge of 2.75%. However, lower sales charges apply for larger purchases. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment. See Plans Under Rule 12b-1 under Purchasing Shares and Determining Offering Price and Net Asset Value.

         Class B Shares of USA Fund and Insured Fund are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class B Shares of USA Fund and Insured Fund are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. Class B Shares of Intermediate Fund are purchased at net asset value and are subject to a CDSC of:
(i) 2% if shares are redeemed within two years of purchase; and (ii) 1% if shares are redeemed during the third year following purchase. Such shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately five years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Prospectus.

         Class C Shares of each Fund are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

         See Plans under Rule 12b-1 under Purchasing Shares and Determining Offering Price and Net Asset Value in this Part B.

         Certificates representing shares purchased are not ordinarily issued, in the case of Class A Shares, unless a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Tax-Free Fund, Inc. for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact a Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
         The alternative purchase arrangements of Class A, Class B and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares (currently, no more than 0.15% of the average daily net assets of Intermediate Fund A Class), or to purchase either Class B Shares or Class C Shares and have the entire initial purchase amount invested in a Fund with the investment thereafter subject to a CDSC and annual 12b-1 expenses.

Class A Shares - USA Fund, Insured Fund, Intermediate Fund
         Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Front-End Sales Charge Alternative - Class A Shares in the Prospectus for the Funds' Classes for a table illustrating reduced front-end sales charges. See also Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

         Certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price in connection with the sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.

Dealer's Commission
         As described more fully in the Prospectus for the Funds' Classes, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected. See Front-End Sales Alternative - Class A Shares in the Prospectus for the Funds' Classes for the applicable schedule and further details.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within prescribed periods after purchase may be subject to a CDSC imposed at the rates and within the time periods set forth below, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemption of shares acquired through the reinvestment of dividends or capital gains distributions. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Prospectus for a list of the instances in which the CDSC is waived.

         During the seventh year after purchase, and thereafter, until converted automatically into Class A Shares of the corresponding Fund, USA Fund B Class and Insured Fund B Class will still be subject to the annual 12b-1 Plan expenses of up to 1% of the average daily net assets of the relevant Class B Shares. At the end of approximately eight years after purchase, the investor's USA Fund B Class and Insured Fund B Class will be automatically converted into Class A Shares of the same Fund. See Automatic Conversion of Class B Shares under Classes of Shares in the Classes' Prospectus. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectus for the Classes.

         During the fourth year after purchase, and thereafter, until converted automatically into Class A Shares of Intermediate Fund, Class B Shares of this Fund will still be subject to annual 12b-1 Plan expenses of up to 1% of the average daily net assets of those shares. At the end of approximately five years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of Intermediate Fund. See Automatic Conversion of Class B Shares under Classes of Shares in the Classes' Prospectus. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectus.

Plans Under Rule 12b-1
         Pursuant to Rule 12b-1 under the 1940 Act, Tax-Free Fund, Inc. has adopted a separate plan for each of the Class A Shares, Class B Shares and Class C Shares of each Fund (the "Plans"). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of shares to which the Plan applies.

         The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of the respective Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of the shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition, each Fund may make payments out of the assets of Class A, Class B and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such Classes.

         The maximum aggregate fee payable by a Fund under its Plans, and each Fund's Distribution Agreement, is on an annual basis, up to 0.30% of average daily net assets of Class A Shares, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year. Tax-Free Fund, Inc.'s Board of Directors may reduce these amounts at any time. The Distributor has agreed to waive these distribution fees to the extent such fee for any day exceeds the net investment income realized by the Classes for such day.

         Effective June 1, 1992, Tax-Free Fund, Inc.'s Board of Directors has determined that the annual fee, payable on a monthly basis, under the separate Plans relating to USA Fund A Class and Insured Fund A Class, will be equal to the sum of: (i) the amount obtained by multiplying 0.30% by the average daily net assets represented by Class A Shares of the Fund that were acquired by shareholders on or after June 1, 1992; and (ii) the amount obtained by multiplying 0.10% by the average daily net assets represented by Class A Shares of the Fund that were acquired before June 1, 1992. While this is the method for calculating the 12b-1 expenses to be paid by the USA Fund A Class and Insured Fund A Class, the fee is a Class A Shares' expense so that all shareholders of Class A Shares of each such Fund regardless of when they purchased their shares will bear 12b-1 expenses at the same rate. As Class A Shares of such Funds are sold on or after June 1, 1992, the initial rate of at least 0.10% will increase over time. Thus, as the proportion of Class A Shares purchased on or after June 1, 1992 to Class A Shares outstanding prior to June 1, 1992 increases, the expenses attributable to payments under the Plans will also increase (but will not exceed 0.30% of average daily net assets). In addition, on September 17, 1992, Tax-Free Fund, Inc.'s Board of Directors set the fee for Intermediate Fund A Class at 0.15% of average daily net assets. While this describes the current basis for calculating the fees which will be payable under the Plans with respect to USA Fund A Class, Insured Fund A Class and Intermediate Fund A Class, such Plans permit a full 0.30% on all Class A Shares' assets to be paid at any time following appropriate Board approval.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B and Class C Shares would be borne by such persons without any reimbursement from such Classes. Subject to seeking best price and execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreements, as amended, have been approved by the Board of Directors of Tax Free Fund, Inc., including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of Tax Free Fund, Inc. and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Directors in the same manner as specified above.

         Each year, the directors must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of each Fund and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Class at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the relevant Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities, as well as by a majority vote of those directors who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the respective Fund's B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the directors including a majority of the noninterested directors of Tax-Free Fund, Inc. having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of directors who are not "interested persons" of Tax-Free Fund, Inc. must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Directors for their review.

         For the fiscal year ended August 31, 1998, payments from USA Fund A Class, USA Fund B Class and USA Fund C Class amounted to $284,166, $89,527 and $2,083, respectively. Such amounts were used for the following purposes:

                                           USA Fund A Class         USA Fund B Class            USA Fund C Class
                                           ----------------         ----------------            ----------------

Advertising                                         $111                      ---                         ---
Annual/Semi-Annual Reports                        $3,659                      ---                         ---
Broker Trails                                   $268,647                  $26,859                        $361
Broker Sales Charges                                 ---                  $34,772                      $1,337
Dealer Service Expenses                              ---                  $27,896                         $70
Interest on Broker Sales Charges                     ---                      ---                         $56
Commissions to Wholesalers                        $5,735                      ---                        $175
Promotional-Broker Meetings                       $3,966                      ---                         $13
Promotional-Other                                 $2,048                      ---                         ---
Prospectus Printing                                  ---                      ---                         ---
Telephone                                            ---                      ---                         $24
Wholesaler Expenses                                  ---                      ---                         $47
Other                                                ---                      ---                         ---

         For the fiscal year ended August 31, 1998, payments from Insured Fund A Class, Insured Fund B Class and Insured Fund C Class amounted to $37,137, $9,141 and $141, respectively. Such amounts were used for the following purposes:

                                         Insured Fund A Class     Insured Fund B Class        Insured Fund C Class
                                         --------------------     --------------------        --------------------

Advertising                                          ---                      ---                         ---
Annual/Semi-Annual Reports                          $515                      ---                         ---
Broker Trails                                    $33,717                   $2,581                        $102
Broker Sales Charges                                 ---                   $2,893                         $30
Dealer Service Expenses                              $43                      ---                         ---
Interest on Broker Sales Charges                     ---                   $3,519                          $9
Commissions to Wholesalers                          $465                     $122                         ---
Promotional-Broker Meetings                         $676                       $9                         ---
Promotional-Other                                   $974                      ---                         ---
Prospectus Printing                                 $366                      ---                         ---
Telephone                                           $366                      $17                          $9
Wholesaler Expenses                                 $388                      ---                         ---
Other                                                ---                      ---                         ---

         For the fiscal year ended August 31, 1998, payments from Intermediate Fund A Class, Intermediate Fund B Class and Intermediate Fund C Class amounted to $8,246, $4,654 and $2,850, respectively. Such amounts were used for the following purposes:

                                           Intermediate Fund           Intermediate Fund          Intermediate Fund
                                                A Class                     B Class                    C Class
                                           -----------------           -----------------          -----------------

Advertising                                        ---                         ---                       ---
Annual/Semi-Annual Reports                         $30                         ---                       ---
Broker Trails                                   $7,664                        $649                    $1,596
Broker Sales Charges                               ---                      $2,902                      $888
Dealer Service Expenses                            ---                         $37                       ---
Interest on Broker Sales Charges                   ---                        $360                      $162
Commissions to Wholesalers                         ---                        $322                      $181
Promotional-Broker Meetings                       $158                         $17                       $13
Promotional-Other                                 $394                         ---                       ---
Prospectus Printing                                ---                         ---                       ---
Telephone                                          ---                          $5                       $10
Wholesaler Expenses                                ---                        $362                       ---
Other                                              ---                         ---                       ---

Other Payments to Dealers - Class A, Class B and Class C Shares
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of funds in the Delaware Investments family. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments fund shares.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
         Class A Shares may be reinvested without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Current and former officers, directors and employees of Tax-Free Fund, Inc., any other fund in the Delaware Investments family, the Manager, or any of the Manager's current affiliates and those that may in the future be created, legal counsel to the funds and registered representatives, and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares and shares of any of the other funds in the Delaware Investments family, including any fund that may be created at net asset value. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase Class A Shares at net asset value. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Investments funds. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as Tax-Free Fund, Inc. may reasonably require to establish eligibility for purchase at net asset value.

         Investors in Delaware Investments Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the Funds in the Delaware Investments family at net asset value.

         Tax-Free Fund, Inc. must be notified in advance that the trade qualifies for purchase at net asset value.

Letter of Intention
         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Tax-Free Fund, Inc., which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Funds and of any class of any of the other mutual funds in the Delaware Group (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.

Combined Purchases Privilege
         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Funds, as well as any other class of any of the other funds in the Delaware Investments family (except shares of any Delaware Investments fund which does not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Investments fund holdings.

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
         In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund, as well as shares of any other class of any of the other funds in the Delaware Investments family which offer such classes (except shares of any Delaware Investments fund which does not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds shares of USA Fund A Class or Insured Fund A Class and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of USA Fund A

Class or Insured Fund A Class, the charge applicable to the $60,000 purchase would be 3.00%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
         Holders of Class A Shares of a Fund who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of that Fund or in Class A Shares of any of the other funds in the Delaware Investments family, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family offered without a front-end sales charge, will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account, will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Funds' shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectus) in connection with the features described above.

INVESTMENT PLANS

Reinvestment Plan/Open Account
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Classes in which an investor has an account (based on the net asset value of that Fund in effect on the reinvestment date) and will be credited to the shareholder's account on that date. Confirmations of each dividend payment from net investment income will be mailed to shareholders quarterly. A confirmation of each distribution from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectus and this Part B, are made for Class A Shares at the public offering price and for Class B Shares and Class C Shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Funds in the Delaware Investments Family
         Subject to applicable eligibility and minimum initial purchase requirements, and the limitations set forth below, holders of Class A, Class B and Class C Shares may automatically reinvest dividends and/or distributions from a Fund in any of the other mutual funds in the Delaware Group, including the Funds, in states where their shares may be sold. Such investments will be made at net asset value per share at the close of business on the reinvestment date without any front-end sales charge or service fee. Nor will such investments be subject to a CDSC or Limited CDSC. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares in the Prospectus.

         Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Investments family may be invested in shares of the Funds at net asset value, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares, and dividends from Class C Shares may only be directed to other Class C Shares.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan--Investors may arrange for the Fund to accept for investment in Class A, Class B or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--Shareholders of Class A, Class B and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date, although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

                                    *   *   *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Tax-Free Fund, Inc. for proper instructions.

Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in a Class through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of each Class may also elect to invest in one or more of the other mutual funds in the Delaware Investments family through our Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the Prospectus.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

Asset Planner
         To invest in funds in the Delaware Investments family using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange in the Prospectus. Also see Buying Class A Shares at Net Asset Value under Classes of Shares. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number.

         Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by each Fund, its respective agents or certain other authorized persons. Orders for purchases of Class B Shares and Class C Shares of each Fund are effected at the net asset value per share next calculated by the Fund in which shares are being purchased after receipt of the order by each Fund, its respective agents or certain other authorized persons. Selling dealers have the responsibility of transmitting orders promptly. See Distribution and Service under Investment Management Agreements.

         The offering price for Class A Shares consists of the net asset value per share, plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of the Class A Shares, the offering price per share, is included in each Fund's financial statements which are incorporated by reference into this Part B.

         Each Fund's net asset value per share is computed by adding the value of all securities and other assets in the portfolio of that Fund, deducting any liabilities of the Fund and dividing by the number of Fund shares outstanding. In determining a Fund's total net assets, portfolio securities are valued at fair value, using methods determined in good faith by the Board of Directors. This method utilizes the services of an independent pricing organization which employs a combination of methods including, among others, the obtaining of market valuations from dealers who make markets and deal in such securities, and by comparing valuations with those of other comparable securities in a matrix of such securities. A pricing service's activities and results are reviewed by the officers of the Fund. In addition, money market instruments having a maturity of less than 60 days are valued at amortized cost. Expenses and fees of each Fund are accrued daily.

         Each Class of a Fund will bear, pro-rata, all of the common expenses of the relevant Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in such Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in such Fund represented by the value of shares of such Classes, except that Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that would be allocable to each Class, the dividends paid to each Class of a Fund may vary. However, the net asset value per share of each Class of a Fund is expected to be equivalent.

REDEMPTION AND REPURCHASE

         Any shareholder may require his or her Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. Certificates are issued for Class A Shares only if a shareholder specifically requests them. Certificates are not issued for Class B Shares or Class C Shares. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer or record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners and a signature guarantee are required. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). A signature guarantee cannot be provided by a notary public. A signature guarantee is designed to protect the shareholders, each Fund and its respective agents from fraud. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may request further documentation from corporations, retirement plans, executors, administrators, trustees or guardians.

         In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund, its agent or certain other authorized persons (see Distribution and Service under Investment Management Agreements), subject to any applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Fund and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to any applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectus. Shares of the USA Fund B Class and Insured Fund B Class are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Shares of the Intermediate Fund B Class are subject to a CDSC of 2% during the first two years of purchase, 1% during the third year of purchase and 0% thereafter. Class C Shares of each Fund are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectus. Except for the applicable CDSC or Limited CDSC, and with respect to the expedited payment by wire for which there is currently a $7.50 bank wiring cost, there is no fee charged for redemptions or repurchases, but such fees could be charged at any time in the future.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by the respective Fund, its agent or certain other authorized persons (see Distribution and Service under Investment Management Agreements); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         Each Fund will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. A Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. This potential delay can be avoided by making investments by wiring Federal Funds.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the Fund shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, a shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made in either cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sales by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Tax-Free Fund, Inc. has elected to be governed by Rule 18f- 1 under the 1940 Act pursuant to which the Fund is obligated to redeem Fund shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Small Accounts
         Before a Fund involuntarily redeems shares from an account that, under the circumstances listed in the relevant Prospectus, has remained below the minimum amounts required by the Funds' Prospectus and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum required and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. See The Conditions of Your Purchase under How to Buy Shares in the Funds' Prospectus. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.

                                      * * *

         Each Fund has made available certain redemption privileges, as described below. The Funds reserve the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

Expedited Telephone Redemptions
         Shareholders or their investment dealers of record wishing to redeem an amount of Fund shares of $50,000 or less for which certificates have not been issued may call the Shareholders Service Center at 800-523- 1918 prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the address of record. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

         In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone numbers listed above. An authorization form must have been completed by the shareholder and filed with the Fund before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

         1. Payment by Wire: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by First Union National Bank, which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

         2. Payment by Check: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, after the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

         Redemption Requirements: In order to change the name of the bank and the account number it will be necessary to send a written request to the relevant Fund and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

         To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

         If expedited payment under these procedures could adversely affect a Fund, the Fund may take up to seven days to pay the shareholder.

         Neither the Funds nor the Funds' Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by shareholders are generally tape recorded. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

Systematic Withdrawal Plans
         Shareholders of Class A, Class B and Class C Shares who own or purchase $5,000 or more of shares at the offering price or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder, (unless such date falls on a holiday or a weekend) and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional Class A Shares of the paying Fund at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may in time be depleted, particularly in a declining market.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.

         Withdrawals under this plan made concurrently with the purchase of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in funds in the Delaware Investments family which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. Redemptions of Class B Shares or Class C Shares pursuant to a Systematic Withdrawal Plan may be subject to a CDSC, unless the annual amount selected to be withdrawn is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares and Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange in the Prospectus. Shareholders should consult their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

         Each Fund declares a dividend to shareholders of each Class of the respective Fund's shares from net investment income on a daily basis. Dividends are declared each day Tax-Free Fund, Inc. is open and cash dividends are paid monthly. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. In determining daily dividends, the amount of net investment income for each Fund will be determined at the time the offering price and net asset value are determined (see Determining Offering Price and Net Asset Value) and shall include investment income accrued by the respective Fund, less the estimated expenses of that Fund incurred since the last determination of net asset value. Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination. The dividend declared, as noted above, will be deducted immediately before the net asset value calculation is made. Net investment income earned on days when the Fund is not open will be declared as a dividend on the next business day.

         Each Class of shares of a Fund will share proportionately in the investment income and expenses of that Fund, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

         Dividends are automatically reinvested in additional shares of the paying Fund at net asset value, unless an election to receive dividends in cash has been made. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

         Any distributions from net realized securities profits will be made annually during the quarter following the close of the fiscal year. Such distributions will be reinvested in shares, unless the shareholder elects to receive them in cash. Tax-Free Fund, Inc. will mail a quarterly statement showing a Class' dividends paid and all the transactions made during the period.

         Tax-Free Fund, Inc. anticipates that most of each Fund's dividends paid to shareholders will be exempt from federal income taxes.

TAXES

Federal Income Tax Aspects
         Each Fund has qualified, and intends to continue to qualify, as a regulated investment company as defined under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended, so as not to be liable for federal income tax to the extent its earnings are distributed. The term "regulated investment company" does not imply the supervision of management or investment practices by any government agency. Each Fund of Tax-Free Fund, Inc. is treated as a single tax entity, and any capital gains and losses for each Fund are calculated separately. Tax-Free Fund, Inc. has no fixed policy with regard to distributions of realized securities profits when such realized securities profits may be offset by capital losses carried forward. Currently, however, Tax-Free Fund, Inc. intends to offset realized securities profits to the extent of capital losses carried forward, if any.


         Distributions by a Fund representing net interest received on municipal bonds are considered tax-exempt income and are not includable by shareholders in gross income for federal income tax purposes. Although exempt from regular federal income tax, interest paid on certain types of municipal obligations is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax. Distributions by a Fund representing net interest income received by the Fund from certain temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. government, its agencies and instrumentalities), accretion of market discount on tax-exempt bonds purchased by the Fund after April 30, 1993 and net short-term capital gains realized by the Fund, if any, will be taxable to shareholders as ordinary income and will not qualify for the deduction for dividends received by corporations. Distributions from long-term capital gains realized by a Fund, if any, will be taxable to shareholders as long-term capital gains regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gains rates. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. The percentage of taxable income at the end of the year will not necessarily bear relationship to the experience over a shorter period of time. Shareholders of a Fund may incur a tax liability for federal, state and local taxes upon the sale or redemption of shares of the Fund. Tax-Free Fund, Inc. has been advised by Counsel that if, under present tax laws, any amounts are paid to the Insured Fund in lieu of interest on tax-exempt bonds pursuant to the various insurance on the portfolio securities, they will be treated as tax-exempt income when distributed to shareholders.

         Section 265 of the Code provides that interest paid on indebtedness incurred or continued to purchase or carry obligations the interest on which is tax-exempt, and certain expenses associated with tax-exempt income, are not deductible. It is probable that interest on indebtedness incurred or continued to purchase or carry shares of a Fund is not deductible.

         The Funds may not be an appropriate investment for persons who are "substantial users" of facilities financed by "industrial development bonds" or for investors who are "related persons" thereof within the Code. Persons who are or may be considered "substantial users" should consult their tax advisers in this matter before purchasing shares of a Fund.

         Tax-Free Fund, Inc. intends to use the "average annual" method of allocation in the event a Fund realizes any taxable interest income. Under this approach, the percentage of interest income earned that is deemed to be taxable in any year will be the same for each shareholder who held shares of a Fund at any time during the year.

         Under the Taxpayer Relief Act of 1997 (the "1997 Act"), as revised by the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act"), each Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

         "Mid-term capital gains" or "28 percent rate gain": securities sold by the Fund after July 28, 1997 that were held more than one year but not more than 18 months. These gains will be taxable to individual investors at a maximum rate of 28%. This category of gains applied only to gains and distributions in 1997.

         "1997 Act long-term capital gains" or "20 percent rate gain": securities sold by the Fund between May 7, 1997 and July 28, 1997 that were held for more than 12 months, and securities sold by the Fund after July 28, 1997 that were held for more than 18 months. As revised by the 1998 Act, this rate applies to securities held for more than 12 months and sold in tax years beginning after December 31, 1997. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket. The Onmibus Consolidated and Emergency Supplemental Appropriations Act passed in October of 1998 included a technical correction to the 1998 Act. The effect of this correction is that essentially all capital gain distributions paid to shareholders during 1998 will be taxed at a maximum rate of 20%

         "Qualified 5-year gains": For individuals in the 15% bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individuals who are subject to tax at higher rate brackets, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years. Taxpayers subject to tax at higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares (any loss is disallowed) in order to qualify such shares as qualified 5-year property as though purchased after December 31, 2000. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the 5 year holding period.

         Shareholders will be informed annually of the amount and nature of income and capital gains. For fiscal year 1998, all of each Fund's dividends from net income were exempt from federal income tax.

         When Intermediate Fund writes a call or put option, an amount equal to the premium received by it is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option.

         The premium paid by Intermediate Fund for the purchase of a put option is recorded in the section of the Fund's Statement of Assets and Liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. If a put option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a capital loss for federal income tax purposes in the amount of the cost of the option. If the Fund sells the put option, it realizes a capital gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. However, since the purchase of a put option is treated as a short sale for federal income tax purposes, the holding period of the underlying security will be affected by such a purchase.

         The Code includes special rules applicable to listed options which Intermediate Fund may write, purchase or sell. Such options are classified as
Section 1256 contracts under the Code. The character of gain or loss under a
Section 1256 contract is generally treated as 60% long-term gain or loss and 40% short-term gain or loss. When held by the Fund at the end of a fiscal year, these options are required to be treated as sold at market value on the last day of the fiscal year for federal income tax purposes ("marked to market").

         Over-the-counter options are not classified as Section 1256 contracts and are not subject to the 60/40 gain or loss treatment or the "marked to market" rule. Any gains or losses recognized by Intermediate Fund from over-the-counter option transactions generally constitute short-term capital gains or losses.

         The initial margin deposits made when entering into futures contracts are recognized as assets due from the broker. During the period the futures contract is open, changes in the value of the contract will be reflected at the end of each day.

         Futures contracts held by a Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes. Any unrealized gain or loss on futures contracts will therefore be recognized and deemed to consist of 60% long-term capital gain or loss and 40% short-term capital gain or loss. Therefore adjustments are made to the tax basis in the futures contract to reflect the gain or loss recognized at year end.

         Tax-Free Fund, Inc. must meet several requirements to maintain its status as a regulated investment company. Among these requirements are that at least 90% of its investment company taxable income be derived from dividends, interest, payment with respect to securities loans and gains from the sale or disposition of securities; that at the close of each quarter of its taxable year at least 50% of the value of its assets consist of cash and cash items, government securities, securities of other regulated investment companies and, subject to certain diversification requirements, other securities; and that less than 30% of its gross income be derived from sales of securities held for less than three months. This 30% rule was rescinded for tax years beginning after August 5, 1997.

         The Internal Revenue Service has ruled publicly that an Exchange-traded call option is a security for purposes of the 50% of assets tests and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

State and Local Taxes
         The exemption of distributions for federal income tax purposes may not result in similar exemptions under the laws of a particular state or local taxing authority. It is recommended that shareholders consult their tax advisers in this regard. Tax-Free Fund, Inc. will report annually for each Fund the percentage of interest income earned on municipal obligations on a state-by-state basis during the preceding calendar year. Shares of each Fund, also, will be exempt from Pennsylvania county personal property taxes.

INVESTMENT MANAGEMENT AGREEMENTS

         The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to each Fund, subject to the supervision and direction of the Tax-Free Fund, Inc.'s Board of Directors.

         The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On August 31, 1998, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $39 billion in assets in various institutional or separately managed (approximately $13,866,120,000) and investment company (approximately $26,098,390,000) accounts.

         Each Fund's Investment Management Agreement is dated April 3, 1995 and was approved by shareholders on March 29, 1995. Each Agreement had an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the affected Fund, and only if the terms and the renewal thereof have been approved by vote of a majority of the directors of Tax-Free Fund, Inc. who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days' notice by the directors of Tax-Free Fund, Inc. or by the Manager. Each Agreement will terminate automatically in the event of its assignment.

         The annual compensation paid by a Fund for investment management services under its Investment Management Agreement is equal to, for USA Fund, 0.60% on the first $500 million of its average daily net assets, 0.575% on the next $250 million and 0.55% on the average daily net assets in excess of $750 million; for Insured Fund, 0.60% of its average daily net assets; and for Intermediate Fund, 0.50% of its average daily net assets, less in each case, the Fund's proportionate share of all directors' fees paid to the unaffiliated directors of Tax-Free Fund, Inc.

         On August 31, 1998, the total net assets of Tax-Free Fund, Inc. were $731,435,748, broken down as follows:


                  USA Fund                           $626,109,472

                  Insured Fund                        $78,834,763
                  Intermediate Fund                   $26,491,513

         The Manager makes and implements all investment decisions on behalf of Tax-Free Fund, Inc. The Manager pays Tax-Free Fund, Inc.'s rent and the salaries of all directors, officers and employees of Tax-Free Fund, Inc. who are affiliated with both the Manager and Tax-Free Fund, Inc. Tax-Free Fund, Inc. pays all of its other expenses. For the fiscal years ended August 31, 1996, 1997 and 1998, investment management fees paid by USA Fund were $4,540,845, $4,082,683 and $3,772,773 respectively. Investment management fees paid by Insured Fund for the fiscal years ended August 31, 1996, 1997 and 1998 amounted to $528,860, $488,651 and $476,167, respectively. For the fiscal years ended August 31, 1996, 1997 and 1998, investment management fees that would have been payable by Intermediate Fund amounted to $106,549, $125,029 and $125,100, respectively, but no amount was paid by this Fund for 1996, 1997 or 1998 due to the waiver of fees described below.

         Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreements, Tax-Free Fund, Inc. is responsible for all of its own expenses. Among others, these include the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

         From the commencement of Intermediate Fund's operations through June 30, 1993, the Manager voluntarily waived that portion, if any, of the annual management fees payable by the Fund and reimbursed the Fund's expenses to the extend necessary to ensure that the Total Operating Expenses of the Fund, including the 12b-1 expenses, did not exceed 0.25%. This waiver and expense limitation was extended to June 30, 1994, but modified, effective May 2, 1994 through December 31, 1996, to provide that annual operating expenses would not exceed 0.10% (excluding 12b-1 fees). Because 12b-1 Plan fees have been set at 0.15% by Tax-Free Fund, Inc.'s Board of Directors for Intermediate Fund A Class, the amount of the voluntary waiver with respect to each such Class, as modified, was equivalent to the waiver operative through May 1, 1994. Beginning January 1, 1997, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by Intermediate Fund and to pay certain of the Fund's expenses to the extend necessary to ensure that the Total Operating Expenses of the Fund did not exceed 0.35% (excluding the 12b-1 plan expenses). This waiver and expense limitation extended through June 30, 1997. Beginning July 1, 1997, the Manager elected voluntarily to waiver that portion, if any, of the annual management fees payable by Intermediate Fund and to pay certain of the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of the Fund do not exceed 0.45% (excluding the 12b-1 plan expenses). This waiver and expense limitation extended through December 31, 1997.
Beginning January 1, 1998, the Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Tax-Free USA Intermediate Fund and to pay certain of the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of the Fund do not exceed 0.55% (excluding the 12b-1 plan expenses). This waiver and expense limitation will extend through December 31, 1998.

Distribution and Service
         The Distributor, Delaware Distributors, L.P., located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of each Fund's shares under separate Distribution Agreements dated April 3, 1995, as amended on November 29, 1995. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of its Class A Shares, Class B Shares and Class C Shares under the 12b-1 Plans for each such Class. The Distributor is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as each Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholders Services Agreement dated June 29, 1988 for USA Fund and Insured Fund and November 10, 1992 for Intermediate Fund. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         Each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of each Fund. For purposes of pricing, each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

OFFICERS AND DIRECTORS

         The business and affairs of Tax-Free Fund, Inc. are managed under the direction of its Board of Directors.

         Certain officers and directors of Tax-Free Fund, Inc. hold identical positions in each of the other funds in the Delaware Investments family. On September 30, 1998, Tax-Free Fund, Inc.'s officers and directors owned less than 1% of the outstanding shares of each of the Funds' Classes.

         As of September 30, 1998, management believes the following accounts held 5% or more of the outstanding shares of a Class:

Class                      Name and Address of Account                             Share Amount          Percentage
-----                      ---------------------------                             ------------          ----------

USA Fund B Class           Merrill Lynch, Pierce, Fenner & Smith
                           For the Sole Benefit of its Customers
                           Attn: Fund Administration
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL 32246                                    280,820(1)              8.92%

Insured Fund B Class       Merrill Lynch, Pierce, Fenner & Smith
                           For the Sole Benefit of its Customers
                           Attn: Fund Administration
                           4800 Deer Lake Drive East, 3rd Floor
                           Jacksonville, FL 32246                                     85,575(1)             22.37%

                           Gerry M Fleuriet TTEE
                           Kenneth MacPherson
                           Hazel MacPherson Grantors
                           621 East Tyler
                           Harlingen, TX  78550                                       22,520                 5.88%

Intermediate Fund          Merrill Lynch, Pierce, Fenner & Smith
B Class                    For the Sole Benefit of its Customers
                           Attn: Fund Administration
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL 32246                                     33,532(1)             18.73%

                           Maimee G. Chapin, Merlaine G. Latham
                           Dolores Ann Lund and Norma J. Alguard
                           1301 1st Street South
                           Jacksonville Beach, FL 32250                               11,575                 6.46%



(1) Tax-Free Fund, Inc. believes that these shares are held by the record owner for the benefit of others.

Class                      Name and Address of Account                             Share Amount          Percentage
-----                      ---------------------------                             ------------          ----------

Intermediate Fund          Charles D. La Motta
B Class                    286 Stonegate Drive
                           Devon, PA 19333                                              9,699               5.42%

                           Cordie R. Williams
                           1418 Colony Place
                           Venice, FL 34292                                             8,956               5.00%

USA Fund C Class           Merrill Lynch, Pierce, Fenner & Smith
                           For the Sole Benefit of its Customers
                           Attn: Fund Administration
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL 32246                                      83,957(1)           41.66%

Insured Fund C Class       Merrill Lynch, Pierce, Fenner & Smith
                           For the Sole Benefit of its Customers
                           Attn: Fund Administration
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL 32246                                      12,333(1)           42.71%

                           Prudential Securities, Inc.
                           For the Benefit of
                           Audrey F. Arcement and
                           Sidney J. Arcement
                           4400 Folse Drive
                           Metairie, LA 70006                                           5,658(1)           19.59%

                           Elaine L. Blevins
                           HC 4, Box 96
                           St. Maries, ID 83861                                         4,494              15.56%

                           Hugh A. Lindsay and Helen W. Lindsay
                           1300 Jacobs Drive
                           Morgantown, WV 26505                                         1,832               6.34%

                           Donaldson Lufkin Jenrette
                           Securities Corporation, Inc.
                           P.O. Box 2052
                           Jersey City, NJ 07303                                        1,773               6.14%



(1) Tax-Free Fund, Inc. believes that these shares are held by the record owner for the benefit of others.

Class                      Name and Address of Account                             Share Amount          Percentage
-----                      ---------------------------                             ------------          ----------

Intermediate Fund          Merrill Lynch, Pierce, Fenner & Smith
C Class                    For the Sole Benefit of its Customers
                           Attn: Fund Administration
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL 32246                                      28,012(1)            14.98%

                           Jeanne R. Derbes
                           Thomas J. Derbes
                           2302 N. Harbour Drive
                           Lynn Haven, FL 32444                                        25,925               13.87%

                           Emery Jahnke
                           Ann Jahnke
                           2402 Lilac Lane
                           Fargo, ND 58102                                             24,691               13.21%

                           Jewel Higginbotham
                           9207 Pine Crest
                           Boloxi, MS 39532                                            17,837                9.54%

                           Laurence Adams Malone Trust
                           Matthew JD Lynch
                           166779 Chillicothe Road
                           Chagrin Falls, OH 44023                                     17,009                9.10%



         DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company (a series of Delaware Management Business Trust), Delaware Management Company, Inc., Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Certain officers and directors of Tax-Free Fund, Inc. hold identical positions in each of the other funds in the Delaware Investments family. Directors and principal officers of Tax-Free Fund, Inc. are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

*Wayne A. Stork (61)
         Chairman and Director and/or Trustee of Tax-Free Fund, Inc. and 33 other investment companies in the Delaware Investments family and Delaware Capital Management, Inc.
         Chairman, President, Chief Executive Officer and Director of DMH Corp.,
                  Delaware Distributors, Inc. and Founders Holdings, Inc. Chairman, President, Chief Executive Officer, Chief Investment Officer
                  and Director/Trustee of Delaware Management Company, Inc. and Delaware Management Business Trust
         Chairman, President, Chief Executive Officer and Chief Investment
                  Officer of Delaware Management Company (a series of Delaware Management Business Trust)
         Chairman, Chief Executive Officer and Chief Investment Officer of
                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
         Chairman, Chief Executive Officer and Director of Delaware
                  International Advisers Ltd., Delaware International Holdings Ltd. and Delaware Management Holdings, Inc.
         President and Chief Executive Officer of Delvoy, Inc.
                  Chairman of Delaware Distributors, L.P.
         Director of Delaware Service Company, Inc. and Retirement Financial
                  Services, Inc. During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.







----------------------
* Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.

* Jeffrey J. Nick (45)
         President, Chief Executive Officer and Director and/or Trustee of
                  Tax-Free Fund, Inc. and 33 other investment companies in the Delaware Investments family
         President and Director of Delaware Management Holdings, Inc. President, Chief Executive Officer and Director of Lincoln National
                  Investment Companies, Inc.
         Director of Delaware International Advisers Ltd.
         From 1992 to 1996, Mr. Nick was Managing Director of Lincoln
                  National UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.

Richard G. Unruh, Jr. (58)
         Executive Vice President of Tax-Free Fund, Inc. and 33 other investment companies in the Delaware Investments family, Delaware Management Holdings, Inc., Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Capital Management, Inc.
         President of Delaware Investment Advisers (a series of Delaware
                  Management Business Trust)
         Executive Vice President and Director/Trustee of Delaware Management
                  Company, Inc. and Delaware Management Business Trust
         Director of Delaware International Advisers Ltd.
         During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

Paul E. Suckow (51)
         Executive Vice President/Chief Investment Officer, Fixed Income of
                  Tax-Free Fund, Inc. and 33 other investment companies in the Delaware Investments family, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Management Holdings, Inc.
         Executive Vice President and Director of Founders Holdings, Inc. Executive Vice President of Delaware Capital Management, Inc. and
                  Delaware Management Business Trust
         Director of Founders CBO Corporation
         Director of HYPPCO Finance Company Ltd.
         Before returning to Delaware Investments in 1993, Mr. Suckow was
                  Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for Delaware Investments.





----------------------
* Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.

David K. Downes (58)
         ExecutiveVice President, Chief Operating Officer, Chief Financial
                  Officer of Tax-Free Fund, Inc. and 33 other investment companies in the Delaware Investments family, Delaware Management Holdings, Inc, Founders CBO Corporation, Delaware Capital Management, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Distributors, L.P.
         Executive Vice President, Chief Financial Officer, Chief Administrative
                  Officer and Trustee of Delaware Management Business Trust Executive Vice President, Chief Operating Officer, Chief Financial
                  Officer and Director of Delaware Management Company, Inc., DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and Delvoy, Inc.
         President, Chief Executive Officer, Chief Financial Officer and
                  Director of Delaware Service Company, Inc.
         President, Chief Operating Officer, Chief Financial Officer and
                  Director of Delaware International Holdings Ltd. Chairman,Chief Executive Officer and Director of Delaware Management
                  Trust Company and Retirement Financial Services, Inc.
         Director of Delaware International Advisers Ltd.
         During the past five years, Mr. Downes has served in various executive capacities at different times within the Delaware organization.

Walter P. Babich (70)
         Director and/or Trustee of Tax-Free Fund, Inc. and 33 other investment companies in the Delaware Investment family
         460 North Gulph Road, King of Prussia, PA 19406 Board Chairman, Citadel Constructors, Inc.
         From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

John H. Durham (61)
         Director and/or Trustee of Tax-Free Fund, Inc. and 18 other investment companies in the Delaware Investments family
         Partner, Complete Care Services
         120 Gibraltar Road, Horsham, PA 19044
         Mr. Durham served as Chairman of the Board of each fund in the Delaware Investments family from 1986 to 1991; President of each fund from 1977 to 1990; and Chief Executive Officer of each fund from 1984 to 1990. Prior to 1992, with respect to Delaware Management Holdings, Inc., Delaware Management Company, Delaware Distributors, Inc. and Delaware Service Company, Inc., Mr. Durham served as a director and in various executive capacities at different times.

Anthony D. Knerr (59)
         Director and/or Trustee of Tax-Free Fund, Inc. and 33 other investment companies in the Delaware Investments family
         500 Fifth Avenue, New York, NY  10110
         Founder and Managing Director, Anthony Knerr & Associates
         From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (57)
         Director and/or Trustee of Tax-Free Fund, Inc. and 33 other investment companies in the Delaware Investments family
         785 Park Avenue, New York, NY  10021
         Treasurer, National Gallery of Art
         From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (77)
         Director and/or Trustee of Tax-Free Fund, Inc. and 33 other investment companies in the Delaware Investments family
         City Hall, Philadelphia, PA  19107
         Philadelphia City Councilman

Thomas F. Madison (62)
         Director and/or Trustee of Tax-Free Fund, Inc. and 33 other investment companies in the Delaware Investments family
         200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402 President and Chief Executive Officer, MLM Partners, Inc. Mr. Madison
                  has also been Chairman of the Board of Communications Holdings, Inc. since 1996.
         From February to September 1994, Mr. Madison served as Vice
                  Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.

Charles E. Peck (72)
         Director and/or Trustee of Tax-Free Fund, Inc. and 33 other investment companies in the Delaware Investments family
         P.O. Box 1102, Columbia, MD  21044
         Secretary/Treasurer, Enterprise Homes, Inc.
         From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The Ryland Group, Inc., Columbia, MD.

George M. Chamberlain, Jr. (51)
         Senior Vice President, Secretary and General Counsel of Tax-Free
                  Fund, Inc. and 33 other investment companies in the Delaware Investments family.
         Senior Vice President and Secretary of Delaware Distributors, L.P.,
                  Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Management Holdings, Inc.
         Senior Vice President, Secretary and Director/Trustee of DMH Corp.,
                  Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Retirement Financial Services, Inc., Delaware Capital Management, Inc., Delvoy, Inc. and Delaware Management Business Trust

         Executive Vice President, Secretary and Director of Delaware Management Trust Company Senior Vice President and Director of Delaware International Holdings Ltd.
         Director of Delaware International Advisers Ltd.
         Attorney.
         During the past five years, Mr. Chamberlain has served in various executive capacities at different times within the Delaware organization.

Joseph H. Hastings (48)
         Senior Vice President/Corporate Controller of Tax-Free Fund, Inc. and
                  33 other investment companies in the Delaware Investments family and Founders Holdings, Inc.
         Senior Vice President/Corporate Controller and Treasurer of Delaware
                  Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc., Delaware International Holdings Ltd., Delvoy, Inc. and Delaware Management Business Trust
         Chief Financial Officer/Treasurer of Retirement Financial Services,
                  Inc. Executive Vice President/Chief Financial Officer/Treasurer of Delaware Management Trust Company Senior Vice President/Assistant Treasurer of Founders CBO Corporation During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.

Michael P. Bishof (36)
         Senior Vice President/Treasurer of Tax-Free Fund, Inc. and 33 other investment companies in the Delaware Investments family and Founders Holdings, Inc.
         Senior Vice President/Investment Accounting of Delaware Management
                  Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Service Company, Inc.
         Senior Vice President and Treasurer/Manager of Investment Accounting of Delaware Distributors, L.P. and Delaware Investment Advisers (a series of Delaware Management Business Trust)
         Senior Vice President and Manager of Investment Accounting of
                  Delaware International Holdings Ltd.
         Senior Vice President and Assistant Treasurer of Founders CBO
                  Corporation
         Before joining Delaware Investments in 1995, Mr. Bishof was a Vice
                  President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

Patrick P. Coyne (35)
         Vice President/Senior Portfolio Manager of Tax-Free Fund, Inc., 17 other investment companies in the Delaware Investments family, Delaware Capital Management, Inc., Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Investment Advisers (a series of Delaware Management Business Trust)
         During the past five years, Mr. Coyne has served in various capacities at different times within the Delaware organization.

Mitchell L. Conery (39)
         Vice President/Senior Portfolio Manager of Tax-Free Fund, Inc., 17 other investment companies in the Delaware Investments family, Delaware Capital Management, Inc., Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Investment Advisers (a series of Delaware Management Business Trust)
         Before joining Delaware Investments in 1997, Mr. Conery was an investment officer with Travelers Insurance from 1995 through 1996 and a research analyst with CS First Boston from 1992 to 1995.

         The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from Tax-Free Fund, Inc. and the total compensation received from all Delaware Group funds for the fiscal year ended August 31, 1998 and an estimate of annual benefits to be received upon retirement under the Delaware Investments Retirement Plan for Directors/Trustees as of August 31, 1998.


                                                             Pension or
                                                             Retirement                                        Total
                                        Aggregate             Benefits             Estimated                Compensation
                                      Compensation             Accrued               Annual                 from all 33
                                          from               as Part of             Benefits                  Delaware
                                         Tax-Free           Tax-Free Fund,            Upon                   Investment
                                       Fund, Inc.           Inc. Expenses        Retirement(1)              Companies(2)
Name
W. Thacher Longstreth                    $2,532                 None                $38,500                   $63,447
Ann R. Leven                             $2,809                 None                $38,500                   $69,609
Walter P. Babich                         $2,763                 None                $38,500                   $68,448
Anthony D. Knerr                         $2,763                 None                $38,500                   $68,448
Charles E. Peck                          $2,532                 None                $38,500                   $63,447
Thomas F. Madison                        $2,589                 None                $38,500                   $64,698
John H. Durham(3)                        $1,031                 None                $31,000                   $18,784

(1) Under the terms of the Delaware Investments Retirement Plan for Directors/Trustees, each disinterested director/trustee who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a director or trustee for a period equal to the lesser of the number of years that such person served as a director or trustee or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors/trustees of each investment company at the time of such person's retirement. If an eligible director/trustee retired as of July 31, 1998, he or she would be entitled to annual payments totaling the amount noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as director or trustee, based on the number of investment companies in the Delaware Investments family as of that date.
(2) Each independent director/trustee (other than John H. Durham) currently receives a total annual retainer fee of $38,500 for serving as a director or trustee for all 34 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. John H. Durham currently receives a total annual retainer fee of $31,000 for serving as a director or trustee for 19 investment companies in Delaware Investments, plus $1,757.50 for each Board Meeting attended. Ann R. Leven, Walter P. Babich, Anthony D. Knerr and Thomas F. Madison serve on the Fund's audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all investment companies, in the aggregate, with the exception of the chairperson, who receives $6,000.
(3) John H. Durham joined the Board of Directors of Tax-Free Fund, Inc. and 18 other investment companies in the Delaware Investments family on April 16, 1998.

EXCHANGE PRIVILEGE

         The exchange privileges available for shareholders of the Classes and for shareholders of classes of other funds in the Delaware Investments family are set forth in the relevant prospectuses for such classes. The following supplements that information. The Funds may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting such an exchange will be sent a current prospectus and an authorization form for any of the other mutual funds in the Delaware Investments family. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.

         An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

         In addition, investment advisers and dealers may make exchanges between funds in the Delaware Investments family on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.

Telephone Exchange Privilege
         Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds in the Delaware Investments. This service is automatically provided unless the Fund receives written notice from the shareholder to the contrary.

         Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800- 523-1918 to effect an exchange. The shareholder's current Fund account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Determining Offering Price and Net Asset Value. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as sales charges, eligibility and investment minimums, must be met. (See the prospectus of the fund desired or inquire by calling the Transfer Agent.)

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Funds reserve the right to record exchange instructions received by telephone, to reject any exchange request and to modify, terminate or suspend the telephone exchange service at any time in the future.

         As described in the Funds' Prospectus, neither the Funds nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine.

Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. Each Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund; or (ii) makes more than two exchanges out of the Fund per calendar quarter; or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other funds in the Delaware Investments family are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a timing pattern (as described above).

         Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                                   *    *    *

         Following is a summary of the investment objectives of the other funds in the Delaware Investments family:

         Delaware Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

         Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

         Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

         Decatur Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Decatur Total Return Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

         Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds

         U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

         Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

         Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital. Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital.

         Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Foundation Funds Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Foundation Funds Balanced Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Foundation Funds Growth Portfolio seeks long-term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds.

         International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global Equity Fund seeks to achieve long-term total return by investing in global securities that provide the potential for capital appreciation and income. Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

           U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

         Delaware Group Premium Fund, Inc. offers 16 funds available exclusively as funding vehicles for certain insurance company separate accounts. Decatur Total Return Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short-and intermediate-term securities. Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Small Cap Value Series seeks capital appreciation by investing primarily in small-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Social Awareness Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. REIT Series seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective, by investing in securities of companies primarily engaged in the real estate industry.

         Delaware-Voyageur US Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

         Delaware-Voyageur Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware-Voyageur Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas intangible personal property tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Utah Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Washington Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.


         Delaware-Voyageur Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota High Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. National High Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware-Voyageur Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

         Delaware-Voyageur Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

Delaware-Voyageur Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

         For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

GENERAL INFORMATION

         The Manager is the investment manager of each Fund. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. The Manager, through a separate division, also manages private investment accounts. While investment decisions for each Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for each Fund.

         The Manager also manages the investment options for Delaware Medallion[SM] III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. See Delaware Group Premium Fund, Inc., above.

         Access persons and advisory persons of the Delaware Investments family, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities;
(4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for each Fund and for the other mutual funds in the Delaware Investments family. The Distributor received net commissions from each Fund on behalf of its Class A Shares, after reallowances to dealers, as follows:

                                USA Fund A Class

                                               Total
                                             Amount of                  Amounts                       Net
                   Fiscal                  Underwriting                Reallowed                   Commission
                 Year Ended                 Commission                to Dealers                to Distributor
                 ----------                 ----------                ----------                --------------

                   8/31/98                    $314,525                  $264,400                    $50,125
                   8/31/97                     615,910                   511,081                    104,829
                   8/31/96                   1,254,767                 1,039,305                    215,462



                              Insured Fund A Class


                                               Total
                                             Amount of                  Amounts                       Net
                   Fiscal                  Underwriting                Reallowed                  Commission
                 Year Ended                 Commission                to Dealers                to Distributor
                 ----------                 ----------                ----------                --------------

                  8/31/98                        $38,389                  $32,986                      $5,403
                  8/31/97                         88,637                   73,401                      15,236
                  8/31/96                        207,649                  171,130                      36,519

                            Intermediate Fund A Class

                                               Total
                                             Amount of                  Amounts                       Net
                   Fiscal                  Underwriting                Reallowed                  Commission
                 Year Ended                 Commission                to Dealers                to Distributor
                 ----------                 ----------                ----------                --------------

                  8/31/98                     $43,288                   $34,492                      $8,796
                  8/31/97                      25,579                    21,287                       4,292
                  8/31/96                      65,201                    53,230                      11,971


                  The Distributor received Limited CDSC payments with respect to Class A Shares as follows:


                              Limited CDSC Payments

                   Fiscal                                                                        Intermediate
                 Year Ended              USA Fund A Class        Insured Fund A Class            Fund A Class
                 ----------              ----------------        --------------------            ------------

                  8/31/98                       --                       --                           --
                  8/31/97                       --                       --                           --
                  8/31/96                       --                    $6,501                          --



                  The Distributor received CDSC payments with respect to Class B Shares as follows:

                                  CDSC Payments

                   Fiscal                                                                        Intermediate
                 Year Ended              USA Fund B Class        Insured Fund B Class            Fund B Class
                 ----------              ----------------        --------------------            ------------

                  8/31/98                     $113,024                  $10,935                     $2,055
                  8/31/97                      135,550                   13,948                      3,814
                  8/31/96                       37,160                    8,344                      3,293



         The Distributor received CDSC payments with respect to Class C Shares as follows:

                                  CDSC Payments

                   Fiscal                                                                        Intermediate
                 Year Ended              USA Fund C Class        Insured Fund C Class            Fund C Class
                 ----------              ----------------        --------------------            ------------
                   8/31/98                   $  439                      $607                       $10,004
                   8/31/97                    1,522                        --                            74
                   8/31/96*                      --                        --                            --

*Commenced operations on November 29, 1995.

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors, including a majority of the disinterested directors. The Transfer Agent also provides accounting services to the Funds. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Tax-Free Fund, Inc.'s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause Tax-Free Fund, Inc. to delete the words "Delaware Group" from Tax-Free Fund, Inc.'s name.

         The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn NY 11245, is custodian of each Fund's securities and cash. As custodian for each Fund, Chase maintains a separate account or accounts for each Fund; receives, holds and releases portfolio securities on account of each Fund; makes receipts and disbursements of money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund's portfolio securities.

Capitalization
         Tax-Free Fund, Inc. has present authorized capitalization of five hundred million shares of capital stock with a $0.01 par value per share. Each Fund offers three classes of shares, each representing a proportionate interest in the assets of that Fund, and each having the same voting and other rights and preferences as the other classes, except that, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares of a Fund may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plans relating to its Class A Shares. General expenses of a Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Rule 12b-1 Plans of each Fund's Class A, Class B and Class C Shares will be allocated solely to those classes. The Board of Directors has allocated two hundred twenty-five million shares to USA Fund with one hundred seventy-five million shares allocated to Class A Shares, twenty-five million shares to Class B Shares and twenty-five million shares to Class C Shares; one hundred seventy-five million shares to Insured Fund with one hundred twenty-five million shares allocated to Class A Shares, twenty-five million shares to Class B Shares and twenty-five million shares to Class C Shares; and one hundred million shares to Intermediate Fund with fifty million shares allocated to Class A Shares, twenty-five million shares to Class B Shares and twenty-five million shares to Class C Shares.

         Shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

         Prior to May 2, 1994, Tax-Free USA Fund A Class was known as Tax-Free USA Fund, and prior to June 1, 1992, it was known as USA Series. Prior to May 2, 1994, Tax-Free Insured Fund A Class was known as Tax-Free Insured Fund, and prior to June 1, 1992, it was known as USA Insured Series. Prior to May 2, 1994, Tax-Free USA Intermediate Fund A Class was known as Tax-Free USA Intermediate Fund.

Noncumulative Voting
         Tax-Free Fund, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Tax-Free Fund, Inc. voting for the election of directors can elect all the directors if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any directors.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for Tax-Free Fund, Inc. and, in its capacity as such, audits the annual financial statements of each of the Funds. The Funds' Statements of Net Assets, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended August 31, 1998, are included in the Fund's Annual Report to shareholders. The financial statements, the notes relating thereto, the financial highlights and the report of Ernst & Young LLP, listed above are incorporated by reference from the Annual Report into this Part B.

                                     PART C
                                     ------

                                Other Information
                                -----------------


Item 24.       Financial Statements and Exhibits

               (a)      Financial Statements:

                        Part A      -   Financial Highlights

                       *Part B      -   Statements of Net Assets
                                        Statements of Operations
                                        Statements of Changes in Net Assets
                                        Financial Highlights
                                        Notes to Financial Statements
                                        Accountant's Reports

                        * The financial statements and Accountant's Report relating to Delaware Group Tax-Free Fund, Inc. listed above for the fiscal year ended August 31, 1998 are incorporated by reference from the Registrant's Annual Report into Part B.

               (b)      Exhibits:

                        (1)     Articles of Incorporation.

                                (a) Articles of Incorporation, as amended and supplemented to date, incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 24, 1995.

                                (b)      Executed Articles Supplementary
                                         (November 14, 1995) incorporated into
                                         this filing by reference to
                                         Post-Effective Amendment No. 22 filed
                                         October 30, 1996.

                        (2) By-Laws. By-Laws, as amended to date, incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 24, 1995.

                        (3)     Voting Trust Agreement.  Inapplicable.

PART C - Other Information
(Continued)

                        (4) Copies of All Instruments Defining the Rights of Holders.

                                (a)      Articles of Incorporation, Articles
                                         Supplementary and Articles of
                                         Amendment.

                                         (i)     Article Second of Articles
                                                 Supplementary (April 29, 1994),
                                                 Article Fifth of the Articles
                                                 of Incorporation (August 17,
                                                 1983) and Article Eighth of
                                                 Articles of Amendment (May 2,
                                                 1985) incorporated into this
                                                 filing by reference to
                                                 Post-Effective Amendment No. 21
                                                 filed November 24, 1995.

                                         (ii)    Executed Articles Third, Fourth
                                                 and Fifth of Articles
                                                 Supplementary (November 14,
                                                 1995) incorporated into this
                                                 filing by reference to
                                                 Post-Effective Amendment No. 22
                                                 filed October 30, 1996.

                                (b) By-Laws. Article II, Article III, as amended, and Article XIII, which was subsequently redesignated as Article XIV, incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 24, 1995.

                        (5)     Investment Management Agreements.

                                (a)      Executed Investment Management
                                         Agreement (April 3, 1995) between
                                         Delaware Management Company, Inc. and
                                         the Registrant on behalf of Tax-Free
                                         USA Fund incorporated into this filing
                                         by reference to Post-Effective
                                         Amendment No. 21 filed November 24,
                                         1995.

                                (b)      Executed Investment Management
                                         Agreement (April 3, 1995) between
                                         Delaware Management Company, Inc. and
                                         the Registrant on behalf of Tax-Free
                                         Insured Fund incorporated into this
                                         filing by reference to Post-Effective
                                         Amendment No. 21 filed November 24,
                                         1995.

                                (c)      Executed Investment Management
                                         Agreement (April 3, 1995) between
                                         Delaware Management Company, Inc. and
                                         the Registrant on behalf of Tax-Free
                                         USA Intermediate Fund incorporated into
                                         this filing by reference to
                                         Post-Effective Amendment No. 21 filed
                                         November 24, 1995.

                        (6)     (a)      Distribution Agreements.

                                         (i)     Executed Distribution Agreement
                                                 (April 3, 1995) between
                                                 Delaware Distributors, L.P. and
                                                 the Registrant on behalf of
                                                 Tax-Free USA Fund incorporated
                                                 into this filing by reference
                                                 to Post-Effective Amendment
                                                 No. 22 filed October 30, 1996.

PART C - Other Information
(Continued)

                                         (ii)    Executed Distribution Agreement
                                                 (April 3, 1995) between
                                                 Delaware Distributors, L.P. and
                                                 the Registrant on behalf of
                                                 Tax-Free Insured Fund
                                                 incorporated into this filing
                                                 by reference to Post-Effective
                                                 Amendment No. 22 filed October
                                                 30, 1996.

                                         (iii)   Executed Distribution Agreement
                                                 (April 3, 1995) between
                                                 Delaware Distributors, L.P. and
                                                 the Registrant on behalf of
                                                 Tax-Free USA Intermediate Fund
                                                 incorporated into this filing
                                                 by reference to Post-Effective
                                                 Amendment No. 22 filed October
                                                 30, 1996.

                                         (iv)    Executed Amendment No. 1 to
                                                 Distribution Agreement
                                                 (November 29, 1995) on behalf
                                                 of Tax-Free USA Fund
                                                 incorporated into this filing
                                                 by reference to Post-Effective
                                                 Amendment No. 22 filed October
                                                 30, 1996.

                                         (v)     Executed Amendment No. 1 to
                                                 Distribution Agreement
                                                 (November 29, 1995) on behalf
                                                 of Tax-Free Insured Fund
                                                 incorporated into this filing
                                                 by reference to Post-Effective
                                                 Amendment No. 22 filed October
                                                 30, 1996.

                                         (vi)    Executed Amendment No. 1 to
                                                 Distribution Agreement
                                                 (November 29, 1995) on behalf
                                                 of Tax-Free USA Intermediate
                                                 Fund incorporated into this
                                                 filing by reference to
                                                 Post-Effective Amendment No. 22
                                                 filed October 30, 1996.

                                (b) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 24, 1995.

                                (c) Dealer's Agreement. Dealer's Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 24, 1995.

                                (d) Mutual Fund Agreement for the Delaware Group of Funds (as amended November
                                         1995) (Module) incorporated into this
                                         filing by reference to Post-Effective
                                         Amendment No. 22 filed October 30,
                                         1996.

                        (7)     Bonus, Profit Sharing, Pension Contracts.

                                (a)      Amended and Restated Profit Sharing
                                         Plan (November 17, 1994) incorporated
                                         into this filing by reference to
                                         Post-Effective Amendment No. 21 filed
                                         November 24, 1995.

PART C - Other Information
(Continued)

                                (b)      Amendment to Profit Sharing Plan
                                         (December 21, 1995) (Module)
                                         incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 22 filed October 30, 1996.

                        (8)     Custodian Agreements.

                                (a) Custodian Agreement (May, 1996) between the Registrant and The Chase Manhattan Bank attached as Exhibit.

                                (b)      Form of Securities Lending Agreement
                                         (1996) between the Registrant and The
                                         Chase Manhattan Bank attached as
                                         Exhibit.

                                (c) Letter to The Chase Manhattan Bank to add Tax-Free USA Fund, Tax-Free Insured Fund and Tax-Free USA Intermediate Fund to Schedule A of the Global Custody Agreement.

                        (9)     Other Material Contracts.

                                (a)      Executed Shareholders Services
                                         Agreement (June 29, 1988) between
                                         Delaware Service Company, Inc. and the
                                         Registrant on behalf of Tax-Free USA
                                         Fund incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 22 filed October 30, 1996.

                                (b)      Executed Shareholders Services
                                         Agreement (June 29, 1988) between
                                         Delaware Service Company, Inc. and the
                                         Registrant on behalf of Tax-Free
                                         Insured Fund incorporated into this
                                         filing by reference to Post-Effective
                                         Amendment No. 22 filed October 30,
                                         1996.

                                (c)      Executed Shareholders Services
                                         Agreement (November 10, 1992) between
                                         Delaware Service Company, Inc. and the
                                         Registrant on behalf of USA Fund
                                         incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 22 filed October 30, 1996.

                                (d) Executed Delaware Group of Funds Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant (Module) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

                                         (i)     Executed Amendment No. 7
                                                 (October 14, 1997) to Delaware
                                                 Group of Funds Fund Accounting
                                                 Agreement attached as Exhibit.

                                         (ii)    Executed Amendment No. 8
                                                 (December 18, 1997) to Delaware
                                                 Group of Funds Fund Accounting
                                                 Agreement attached as Exhibit.

PART C - Other Information
(Continued)

                                         (iii)   Executed Amendment No. 9 (March
                                                 31, 1998) to Delaware Group of
                                                 Funds Fund Accounting Agreement
                                                 attached as Exhibit.

                       (10)     Opinion of Counsel.  Attached as Exhibit.

                       (11)     Consent of Auditors.  Attached as Exhibit.

                       (12)     Inapplicable.

                       (13) Undertaking of Initial Shareholder. Incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed November 22, 1983.

                       (14)     Inapplicable.

                       (15) Plans under Rule 12b-1.

                                (a)      Executed Plan under Rule 12b-1 for
                                         Tax-Free USA Fund A Class (November 29,
                                         1995) incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 22 filed October 30, 1996.

                                (b)      Executed Plan under Rule 12b-1 for
                                         Tax-Free USA Fund B Class (November 29,
                                         1995) incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 22 filed October 30, 1996.

                                (c)      Executed Plan under Rule 12b-1 for
                                         Tax-Free USA Fund C Class (November 29,
                                         1995) incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 22 filed October 30, 1996.

                                (d)      Executed Plan under Rule 12b-1 for
                                         Tax-Free Insured Fund A Class (November
                                         29, 1995) incorporated into this filing
                                         by reference to Post-Effective
                                         Amendment No. 22 filed October 30,
                                         1996.

                                (e)      Executed Plan under Rule 12b-1 for
                                         Tax-Free Insured Fund B Class (November
                                         29, 1995) incorporated into this filing
                                         by reference to Post-Effective
                                         Amendment No. 22 filed October 30,
                                         1996.

                                (f)      Executed Plan under Rule 12b-1 for
                                         Tax-Free Insured Fund C Class (November
                                         29, 1995) incorporated into this filing
                                         by reference to Post-Effective
                                         Amendment No. 22 filed October 30,
                                         1996.

PART C - Other Information
(Continued)

                                (g)      Executed Plan under Rule 12b-1 for
                                         Tax-Free USA Intermediate Fund A Class
                                         (November 29, 1995) incorporated into
                                         this filing by reference to
                                         Post-Effective Amendment No. 22 filed
                                         October 30, 1996.

                                (h)      Executed Plan under Rule 12b-1 for
                                         Tax-Free USA Intermediate Fund B Class
                                         (November 29, 1995) incorporated into
                                         this filing by reference to
                                         Post-Effective Amendment No. 22 filed
                                         October 30, 1996.

                                (i)      Executed Plan under Rule 12b-1 for
                                         Tax-Free USA Intermediate Fund C Class
                                         (November 29, 1995) incorporated into
                                         this filing by reference to
                                         Post-Effective Amendment No. 22 filed
                                         October 30, 1996.

                       (16) Schedules of Computation for each Performance
                            Quotation.

                                (a)      Schedules of Computation for each
                                         Performance Quotation incorporated into
                                         this filing by reference to
                                         Post-Effective Amendment No. 21 filed
                                         November 24, 1995 and Post-Effective
                                         Amendment No. 22 filed October 30,
                                         1996.

                       (17)     Financial Data Schedules.  Attached as Exhibit.

                       (18)     Inapplicable.

                       (19)     Other:   Directors' Power of Attorney.

                                (a) Power of Attorney for dated December 18, 1997 attached as Exhibit.

                                (b) Power of Attorney for John H. Durham dated April 16, 1998 attached as Exhibit.

Item 25.  Persons Controlled by or under Common Control with Registrant.  None.

PART C - Other Information
(Continued)

Item 26.  Number of Holders of Securities.

               (1)                                               (2)

                                                              Number of
          Title of Class                                   Record Holders
          --------------                                   --------------

          Delaware Group Tax-Free Fund, Inc.'s
          Tax-Free USA Fund series:

          Tax-Free USA Fund A Class
          Common Stock Par Value                         12,628 Accounts as of
          $.01 Per Share                                 September 30, 1998

          Tax-Free USA Fund B Class
          Common Stock Par Value                         778 Accounts as of
          $.01 Per Share                                 September 30, 1998

          Tax-Free USA Fund C Class
          Common Stock Par Value                         57 Accounts as of
          $.01 Per Share                                 September 30, 1998

          Delaware Group Tax-Free Fund, Inc.'s
          Tax-Free Insured Fund series:

          Tax-Free Insured Fund A Class
          Common Stock Par Value                         1,605 Accounts as of
          $.01 Per Share                                 September 30, 1998

          Tax-Free Insured Fund B Class
          Common Stock Par Value                         88 Accounts as of
          $.01 Per Share                                 September 30, 1998

          Tax-Free Insured Fund C Class
          Common Stock Par Value                         13 Accounts as of
          $.01 Per Share                                 September 30, 1998

          Delaware Group Tax-Free Fund, Inc.'s
          Tax-Free USA Intermediate Fund series:

          Tax-Free USA Intermediate Fund A Class
          Common Stock Par Value                         648 Accounts as of
          $.01 Per Share                                 September 30, 1998

          Tax-Free USA Intermediate Fund B Class
          Common Stock Par Value                         65 Accounts as of
          $.01 Per Share                                 September 30, 1998

PART C - Other Information
(Continued)


          (1)                                                      (2)

                                                                Number of
          Title of Class                                     Record Holders

          Tax-Free USA Intermediate Fund C Class
          Common Stock Par Value                           49 Accounts as of
          $.01 Per Share                                   September 30, 1998


Item 27. Indemnification. Incorporated into this filing by reference to initial Registration Statement filed September 19, 1983 and Article VII of the By-Laws, as amended, attached as Exhibit 24(b)(2).

PART C - Other Information
(Continued)

Item 28.       Business and Other Connections of Investment Adviser.

               Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub- adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Inc., Voyageur Intermediate Tax Free Funds, Inc., Voyageur Tax Free Funds, Inc., Voyageur Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

PART C - Other Information
(Continued)

               The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
------------------          -----------------------------------------------

Wayne A. Stork              Chairman of the Board, President, Chief Executive
                            Officer and Chief Investment Officer of Delaware
                            Management Company (a series of Delaware Management
                            Business Trust); Chairman of the Board, President,
                            Chief Executive Officer, Chief Investment Officer and Director/Trustee of Delaware Management Company,
                            Inc. and Delaware Management Business Trust;
                            Chairman of the Board, President, Chief Executive
                            Officer and Director of DMH Corp., Delaware
                            Distributors, Inc. and Founders Holdings, Inc.;
                            Chairman, Chief Executive Officer and Chief
                            Investment Officer of Delaware Investment Advisers
                            (a series of Delaware Management Business Trust);
                            Chairman, Chief Executive Officer and Director of
                            Delaware International Holdings Ltd. and Delaware
                            International Advisers Ltd.; Chairman of the Board and Director of the Registrant, each of the other funds in the Delaware Investments family, Delaware
                            Management Holdings, Inc., and Delaware Capital
                            Management, Inc.; Chairman of Delaware Distributors,
                            L.P.; President and Chief Executive Officer of
                            Delvoy, Inc.; and Director and/or Trustee of
                            Delaware Service Company, Inc. and Retirement
                            Financial Services, Inc.

Richard G. Unruh, Jr.       Executive Vice President of the Registrant, each of
                            the other funds in the Delaware Investments family, Delaware Management Holdings, Inc., Delaware Capital
                            Management, Inc. and Delaware Management Company (a series of Delaware Management Business Trust);
                            Executive Vice President and Director/Trustee of
                            Delaware Management Company, Inc. and Delaware
                            Management Business Trust; President of Delaware
                            Investment Advisers (a series of Delaware Management
                            Business Trust); and Director of Delaware
                            International Advisers Ltd.

                            Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
------------------          -----------------------------------------------

Paul E. Suckow              Executive Vice President/Chief Investment Officer,
                            Fixed Income of Delaware Management Company, Inc.,
                            Delaware Management Company (a series of Delaware
                            Management Business Trust), Delaware Investment
                            Advisers (a series of Delaware Management Business
                            Trust), the Registrant, each of the other funds in the Delaware Investments family and Delaware
                            Management Holdings, Inc.; Executive Vice President and Director of Founders Holdings, Inc.; Executive
                            Vice President of Delaware Capital Management, Inc.
                            and Delaware Management Business Trust; and Director of Founders CBO Corporation

                            Director, HYPPCO Finance Company Ltd.

David K. Downes             Executive Vice President, Chief Operating Officer
                            and Chief Financial Officer of the Registrant and each of the other funds in the Delaware Investments family, Delaware Management Holdings, Inc., Founders
                            CBO Corporation, Delaware Capital Management, Inc.,
                            Delaware Management Company (a series of Delaware
                            Management Business Trust), Delaware Investment
                            Advisers (a series of Delaware Management Business
                            Trust) and Delaware Distributors, L.P.; Executive
                            Vice President, Chief Operating Officer, Chief
                            Financial Officer and Director of Delaware
                            Management Company, Inc., DMH Corp, Delaware
                            Distributors, Inc., Founders Holdings, Inc. and
                            Delvoy, Inc.; Executive Vice President, Chief
                            Financial Officer, Chief Administrative Officer and
                            Trustee of Delaware Management Business Trust;
                            President, Chief Executive Officer, Chief Financial
                            Officer and Director of Delaware Service Company,
                            Inc.; President, Chief Operating Officer, Chief
                            Financial Officer and Director of Delaware
                            International Holdings Ltd.; Chairman, Chief
                            Executive Officer and Director of Retirement
                            Financial Services, Inc.; Chairman and Director of
                            Delaware Management Trust Company; Director of
                            Delaware International Advisers Ltd.; and Vice
                            President of Lincoln Funds Corporation

                            Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place, Newtown Square, PA





*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
------------------          -----------------------------------------------

Richard J. Flannery         Executive Vice President and General Counsel of
                            Delaware Management Holdings, Inc., DMH Corp.,
                            Delaware Management Company, Inc., Delaware
                            Distributors, Inc., Delaware Distributors, L.P.,
                            Delaware Management Trust Company, Delaware Capital
                            Management, Inc., Delaware Service Company, Inc.,
                            Delaware Management Company (a series of Delaware
                            Management Business Trust), Delaware Investment
                            Advisers (a series of Delaware Management Business
                            Trust), Founders CBO Corporation and Retirement
                            Financial Services, Inc.; Executive Vice
                            President/General Counsel and Director of Delaware
                            International Holdings Ltd., Founders Holdings, Inc.
                            and Delvoy, Inc.; Senior Vice President of the
                            Registrant and each of the other funds in the Delaware Investments family; Director of Delaware
                            International Advisers Ltd.

                            Director, HYPPCO Finance Company Ltd.

                            Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA

George M.                   Senior Vice President, Secretary and Director/
Chamberlain, Jr.            Trustee of Delaware Management Company, Inc., DMH
                            Corp., Delaware Distributors, Inc., Delaware Service
                            Company, Inc., Founders Holdings, Inc., Delaware
                            Capital Management, Inc., Retirement Financial
                            Services, Inc., Delvoy, Inc. and Delaware Management
                            Business Trust; Senior Vice President, Secretary and
                            General Counsel of the Registrant and each of the other funds in the Delaware Investments family;
                            Senior Vice President and Secretary of Delaware
                            Distributors, L.P., Delaware Management Company (a series of Delaware Management Business Trust),
                            Delaware Investment Advisers (a series of Delaware
                            Management Business Trust) and Delaware Management
                            Holdings, Inc.; Senior Vice President and Director of Delaware International Holdings Ltd.; Executive
                            Vice President, Secretary and Director of Delaware
                            Management Trust Company; and Director of Delaware
                            International Advisers Ltd.




* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
------------------          -----------------------------------------------

Michael P. Bishof           Senior Vice President/Investment Accounting of
                            Delaware Management Company, Inc., Delaware
                            Management Company (a series of Delaware Management
                            Business Trust) and Delaware Service Company, Inc.;
                            Senior Vice President and Treasurer of the
                            Registrant, each of the other funds in the Delaware
                            Investments family and Founders Holdings, Inc.;
                            Senior Vice President and Treasurer/ Manager,
                            Investment Accounting of Delaware Distributors, L.P.
                            and Delaware Investment Advisers (a series of
                            Delaware Management Business Trust); Assistant
                            Treasurer of Founders CBO Corporation; and Senior
                            Vice President and Manager of Investment Accounting of Delaware International Holdings Ltd.

Joseph H. Hastings          Senior Vice President/Corporate Controller and
                            Treasurer of Delaware Management Holdings, Inc., DMH
                            Corp., Delaware Management Company, Inc., Delaware
                            Distributors, Inc., Delaware Capital Management,
                            Inc., Delaware Distributors, L.P., Delaware Service
                            Company, Inc., Delaware International Holdings Ltd.,
                            Delaware Management Company (a series of Delaware
                            Management Business Trust), Delvoy, Inc. and
                            Delaware Management Business Trust; Senior Vice
                            President/Corporate Controller of the Registrant, each of the other funds in the Delaware Investments family and Founders Holdings, Inc.; Executive Vice
                            President, Chief Financial Officer and Treasurer of
                            Delaware Management Trust Company; Chief Financial
                            Officer and Treasurer of Retirement Financial
                            Services, Inc.; Senior Vice President/Assistant
                            Treasurer of Founders CBO Corporation




*Business Address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
------------------          -----------------------------------------------

Michael T. Taggart          Senior Vice President/Facilities Management and
                            Administrative Services of Delaware Management
                            Company, Inc. and Delaware Management Company (a series of Delaware Management Business Trust)

Douglas L. Anderson         Senior Vice President/Operations of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), Delaware Investment and Retirement Services,
                            Inc. and Delaware Service Company, Inc.; Senior Vice
                            President/Operations and Director of Delaware
                            Management Trust Company

James L. Shields            Senior Vice President/Chief Information Officer of
                            Delaware Management Company, Inc., Delaware
                            Management Company (a series of Delaware Management
                            Business Trust), Delaware Service Company, Inc. and
                            Retirement Financial Services, Inc.

Eric E. Miller              Vice President, Assistant Secretary and Deputy
                            General Counsel of the Registrant and each of the other funds in the Delaware Investments family, Delaware Management Company, Inc., Delaware
                            Management Company (a series of Delaware Management
                            Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust),
                            Delaware Management Holdings, Inc., DMH Corp.,
                            Delaware Distributors, L.P., Delaware Distributors
                            Inc., Delaware Service Company, Inc., Delaware
                            Management Trust Company, Founders Holdings, Inc.,
                            Delaware Capital Management, Inc. and Retirement
                            Financial Services, Inc.; Assistant Secretary of
                            Delaware Management Business Trust; and Vice
                            President and Assistant Secretary of Delvoy, Inc.




* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
------------------          -----------------------------------------------

Richelle S. Maestro         Vice President and Assistant Secretary of the
                            Registrant, each of the other funds in the Delaware
                            Investments family, Delaware Management Company,
                            Inc., Delaware Management Company (a series of
                            Delaware Management Business Trust), Delaware
                            Investment Advisers (a series of Delaware Management
                            Business Trust), Delaware Management Holdings, Inc.,
                            Delaware Distributors, L.P., Delaware Distributors,
                            Inc., Delaware Service Company, Inc., DMH Corp.,
                            Delaware Management Trust Company, Delaware Capital
                            Management, Inc., Retirement Financial Services,
                            Inc., Founders Holdings, Inc. and Delvoy, Inc.; Vice
                            President and Secretary of Delaware International
                            Holdings Ltd.; and Secretary of Founders CBO
                            Corporation

                            Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA

Richard Salus(1)            Vice President/Assistant Controller of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust) and Delaware Management Trust Company

Bruce A. Ulmer              Vice President/Director of LNC Internal Audit of the
                            Registrant, each of the other funds in the Delaware
                            Investments family, Delaware Management Company,
                            Inc., Delaware Management Company (a series of
                            Delaware Management Business Trust), Delaware
                            Management Holdings, Inc., DMH Corp., Delaware
                            Management Trust Company and Retirement Financial
                            Services, Inc.; Vice President/Director of Internal
                            Audit of Delvoy, Inc.

Joel A. Ettinger(2)         Vice President/Director of Taxation of the
                            Registrant, each of the other funds in the Delaware
                            Investments family, Delaware Management Company,
                            Inc., Delaware Management Company (a series of
                            Delaware Management Business Trust) and Delaware
                            Management Holdings, Inc.

Christopher Adams           Vice President/Business Manager, Equity Department
                            of Delaware Management Company, Inc., Delaware
                            Management Company (a series of Delaware Management
                            Business Trust) and Delaware Service Company, Inc.

Susan L. Hanson             Vice President/Strategic Planning of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust) and Delaware Service Company, Inc.

Dennis J. Mara(3)           Vice President/Acquisitions of Delaware Management
                            Company, Inc. and Delaware Management Company (a series of Delaware Management Business Trust)

PART C - Other Information
(Continued)

Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
------------------          -----------------------------------------------

Scott Metzger               Vice President/Business Development of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust) and Delaware Service Company, Inc.

Lisa O. Brinkley            Vice President/Compliance of the Registrant,
                            Delaware Management Company, Inc., each of the other funds in the Delaware Investments family, Delaware
                            Management Company (a series of Delaware Management
                            Business Trust), DMH Corp., Delaware Distributors,
                            L.P., Delaware Distributors, Inc., Delaware Service
                            Company, Inc., Delaware Management Trust Company,
                            Delaware Capital Management, Inc. and Retirement
                            Financial Services, Inc.; Vice President/Compliance
                            Officer of Delaware Management Business Trust; and
                            Vice President of Delvoy, Inc.

Mary Ellen Carrozza         Vice President/Client Services of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), Delaware Investment Advisers (a series of
                            Delaware Management Business Trust) and Delaware
                            Pooled Trust, Inc.

Gerald T. Nichols           Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), Delaware Investment Advisers (a series of
                            Delaware Management Business Trust), the Registrant, the other fixed-income investment companies in the Delaware Investments family; Vice President of
                            Founders Holdings, Inc.; and Treasurer, Assistant
                            Secretary and Director of Founders CBO Corporation

Paul A. Matlack             Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), Delaware Investment Advisers (a series of
                            Delaware Management Business Trust), the Registrant, the other fixed-income investment companies in the Delaware Investments family; Vice President of
                            Founders Holdings, Inc.; and President and Director of Founders CBO Corporation

Gary A. Reed                Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), Delaware Investment Advisers (a series of
                            Delaware Management Business Trust), the Registrant, the other fixed-income investment companies in the Delaware Investments family and Delaware Capital
                            Management, Inc.



*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
------------------          -----------------------------------------------

Patrick P. Coyne            Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), Delaware Investment Advisers (a series of
                            Delaware Management Business Trust), the Registrant, the other fixed-income investment companies in the Delaware Investments family and Delaware Capital
                            Management, Inc.

Roger A. Early              Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), Delaware Investment Advisers (a series of
                            Delaware Management Business Trust), the Registrant, the other fixed-income investment companies in the Delaware Investments family

Mitchell L. Conery(4)       Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), Delaware Investment Advisers (a series of
                            Delaware Management Business Trust), the Registrant, the other fixed-income investment companies in the Delaware Investments family and Delaware Capital
                            Management, Inc.

George H. Burwell           Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust) and the equity investment companies in the Delaware Investments family

John B. Fields              Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), Delaware Investment Advisers (a series of
                            Delaware Management Business Trust), the equity investment companies in the Delaware Investments family, Delaware Capital Management, Inc. and
                            Trustee of Delaware Management Business Trust

Gerald S. Frey(5)           Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), Delaware Investment Advisers (a series of
                            Delaware Management Business Trust) and the equity investment companies in the Delaware Investments family


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
------------------          -----------------------------------------------


Christopher Beck(6)         Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), Delaware Investment Advisers (a series of
                            Delaware Management Business Trust) and the equity investment companies in the Delaware Investments family

Elizabeth H. Howell(7)      Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), the Registrant, and the fixed-income investment companies in the Delaware Investments family

Andrew M. McCullagh, Jr.(8) Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), the Registrant and the fixed-income investment companies in the Delaware Investments family

Babak Zenouzi               Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), the equity investment companies in the Delaware Investments family

Paul Grillo                 Vice President/Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), Delaware Investment Advisers (a series of
                            Delaware Management Business Trust), the Registrant, and the other fixed-income investment companies in the Delaware Investments family

J. Paul Dokas(9)            Vice President/Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), and the equity investment companies in the Delaware Investments family

Marshall T. Bassett(10)     Vice President/Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), Delaware Investment Advisers (a series of
                            Delaware Management Business Trust), and the equity investment companies in the Delaware Investments family

John Heffern(11)            Vice President/Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust) and the equity investment companies in the Delaware Investments family

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal          Positions and Offices with the Manager and its
Business Address            affiliates and other Positions and Offices Held
------------------          --------------------------------------------------
Lori P. Wachs               Vice President/Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust) and the equity investment companies in the Delaware Investments family

Cynthia I. Isom             Vice President/Portfolio Manager of Delaware
                            Management Company, Inc., Delaware Management
                            Company (a series of Delaware Management Business
                            Trust), the Registrant and the other fixed-income investment companies in the Delaware Investments family.


1    SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
2    TAX PRINCIPAL, Ernst & Young LLP prior to April 1998.
3    CORPORATE CONTROLLER, IIS prior to July 1997.
4    INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
5    SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.
6    SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May 1997.
7    SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May 1997.
8 SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to May 1997.
9    DIRECTOR OF TRUST INVESTMENTS, Bell Atlantic Corporation prior to
     February 1997.
10   VICE PRESIDENT, Morgan Stanley Asset Management prior to March 1997.
11 SENIOR VICE PRESIDENT, EQUITY RESEARCH, NatWest Securities Corporation prior to March 1997.








* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Item 29.       Principal Underwriters.

                       (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investment family.

                       (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal                          Positions and Offices                      Positions and Offices
Business Address *                          with Underwriter                           with Registrant
------------------                          ----------------                           ---------------
Delaware Distributors, Inc.                 General Partner                            None

Delaware Investment
Advisers                                    Limited Partner                            None

Delaware Capital
Management, Inc.                            Limited Partner                            None

Wayne A. Stork                              Chairman                                   Chairman

Bruce D. Barton                             President and Chief Executive              None
                                            Officer

David K. Downes                             Executive Vice President,                  Executive Vice President, Chief
                                            Chief Operating Officer                    Operating Officer and Chief
                                            and Chief Financial Officer                Financial Officer

Richard J. Flannery                         Executive Vice President/                  Senior Vice President
                                            General Counsel

George M. Chamberlain, Jr.                  Senior Vice President/Secretary            Senior Vice President/
                                                                                       Secretary/General Counsel

Joseph H. Hastings                          Senior Vice President/Corporate            Senior Vice President/
                                            Controller & Treasurer                     Corporate Controller


*      Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                          Positions and Offices                          Positions and Offices
Business Address *                          with Underwriter                               with Registrant
------------------                          ----------------                               ---------------
Terrence P. Cunningham                      Senior Vice President/Financial                None
                                            Institutions

Thomas E. Sawyer                            Senior Vice President/                         None
                                            National Sales Director

Mac McAuliffe                               Senior Vice President/Sales                    None
                                            Manager, Western Division

J. Chris Meyer                              Senior Vice President/                         None
                                            Director Product Management

William M. Kimbrough                        Senior Vice President/Wholesaler               None

Daniel J. Brooks                            Senior Vice President/Wholesaler               None

Bradley L. Kolstoe                          Senior Vice President/Western                  None
                                            Division Sales Manager

Henry W. Orvin                              Senior Vice President/Eastern                  None
                                            Division Sales Manager

Michael P. Bishof                           Senior Vice President and Treasurer/           Senior Vice
                                            Manager, Investment Accounting                 President/Treasurer


*       Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal                          Positions and Offices                          Positions and Offices
Business Address *                          with Underwriter                               with Registrant
------------------                          ----------------                               ---------------
Eric E. Miller                              Vice President/Assistant Secretary/            Vice President/Assistant
                                            Deputy General Counsel                         Secretary/Deputy General
                                                                                           Counsel

Richelle S. Maestro                         Vice President/                                Vice President/
                                            Assistant Secretary                            Assistant Secretary

Lisa O. Brinkley                            Vice President/Compliance                      Vice President/Compliance

Daniel H. Carlson                           Vice President/Strategic Marketing             None

Diane M. Anderson                           Vice President/Plan Record Keeping             None
                                            and Administration

Anthony J. Scalia                           Vice President/Defined Contribution            None
                                            Sales, SW Territory

Courtney S. West                            Vice President/Defined Contribution            None
                                            Sales, NE Territory

Denise F. Guerriere                         Vice President/Client Services                 None

Gordon E. Searles                           Vice President/Client Services                 None

Lori M. Burgess                             Vice President/Client Services                 None

Julia R. Vander Els                         Vice President/Participant Services            None

Jerome J. Alrutz                            Vice President/Retail Sales                    None

Scott Metzger                               Vice President/Business Development            Vice President/Business
                                                                                           Development

Larry Carr                                  Vice President/Sales Manager                   None

Stephen C. Hall                             Vice President/Institutional Sales             None

Gregory J. McMillan                         Vice President/ National Accounts              None

Holly W. Reimel                             Senior Vice President/Manager,                 None
                                            National Accounts

Christopher H. Price                        Vice President/Manager,                        None
                                            Insurance



*      Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                          Positions and Offices                          Positions and Offices
Business Address *                          with Underwriter                               with Registrant
------------------                          ----------------                               ---------------
Stephen J. DeAngelis                        Senior Vice President, National                None
                                            Director/Manager Account Services

Andrew W. Whitaker                          Vice President/Financial Institutions          None

Jesse Emery                                 Vice President/ Marketing                      None
                                            Communications

Darryl S. Grayson                           Vice President, Broker/Dealer                  None
                                            Internal Sales

Dinah J. Huntoon                            Vice President/Product                         None
                                            Manager Equity

Soohee Lee                                  Vice President/Fixed Income                    None
                                            Product Management

Michael J. Woods                            Vice President/UIT Product                     None
                                            Management

Ellen M. Krott                              Vice President/Marketing                       None

Dale L. Kurtz                               Vice President/Marketing Support               None

David P. Anderson                           Vice President/Wholesaler                      None

Lee D. Beck                                 Vice President/Wholesaler                      None

Gabriella Bercze                            Vice President/Wholesaler                      None

Larry D. Birdwell                           Vice President/Wholesaler                      None

Terrence L. Bussard                         Vice President/Wholesaler                      None

William S. Carroll                          Vice President/Wholesaler                      None

William L. Castetter                        Vice President/Wholesaler                      None

Thomas J. Chadie                            Vice President/Wholesaler                      None

Joseph Gallagher                            Vice President/Wholesaler                      None

Thomas C. Gallagher                         Vice President/Wholesaler                      None

 *     Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                          Positions and Offices                          Positions and Offices
Business Address *                          with Underwriter                               with Registrant
------------------                          ----------------                               ---------------
Douglas R. Glennon                          Vice President/Wholesaler                      None

Ronald A. Haimowitz                         Vice President/Wholesaler                      None

Edward J. Hecker                            Vice President/Wholesaler                      None

Christopher L. Johnston                     Vice President/Wholesaler                      None

Michael P. Jordan                           Vice President/Wholesaler                      None

Jeffrey A. Keinert                          Vice President/Wholesaler                      None

Thomas P. Kennett                           Vice President/ Wholesaler                     None

Theodore T. Malone                          Vice President/Wholesaler                      None

Debbie A. Marler                            Vice President/Wholesaler                      None

Nathan W. Medin                             Vice President/Wholesaler                      None

Roger J. Miller                             Vice President/Wholesaler                      None

Andrew Morris                               Vice President/Wholesaler                      None

Patrick L. Murphy                           Vice President/Wholesaler                      None

Scott Naughton                              Vice President/Wholesaler                      None

Stephen C. Nell                             Vice President/Wholesaler                      None

Julia A. Nye                                Vice President/Wholesaler                      None

Joseph T. Owczarek                          Vice President/Wholesaler                      None

Mary Ellen Pernice-Fadden                   Vice President/Wholesaler                      None

Mark A. Pletts                              Vice President/Wholesaler                      None

Philip G. Rickards                          Vice President/Wholesaler                      None

Laura E. Roman                              Vice President/Wholesaler                      None

 *      Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                          Positions and Offices                          Positions and Offices
Business Address *                          with Underwriter                               with Registrant
------------------                          ----------------                               ---------------
Linda Schulz                                Vice President/Wholesaler                      None

Edward B. Sheridan                          Vice President/Wholesaler                      None

Robert E. Stansbury                         Vice President/Wholesaler                      None

Julia A. Stanton                            Vice President/Wholesaler                      None

Larry D. Stone                              Vice President/Wholesaler                      None

Edward J. Wagner                            Vice President/Wholesaler                      None

Wayne W. Wagner                             Vice President/Wholesaler                      None

John A. Wells                               Vice President/Marketing                       None
                                            Technology

Scott Whitehouse                            Vice President/Wholesaler                      None


*      Business address of each is 1818 Market Street, Philadelphia, PA 19103.

              (c)  Not Applicable.

Item 30. Location of Accounts and Records.

All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 31. Management Services.  None.

Item 32. Undertakings.

              (a)  Not applicable.
              (b)  Not applicable.
              (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.
              (d)  Not applicable.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 28th day of October, 1998.
                                           DELAWARE GROUP TAX-FREE FUND, INC.

                                                By /s/Wayne A. Stork
                                                   ----------------
                                                   Wayne A. Stork
                                                      Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


               Signature                                      Title                                 Date
----------------------------------------         ------------------------------------         ----------------
/s/ Wayne A. Stork                               Chairman of the Board and Director           October 28, 1998
----------------------------------------
Wayne A. Stork
                                                 Executive Vice President/Chief Operating
                                                 Officer/Chief Financial Officer
/s/ David K. Downes                              (Principal Financial Officer and Principal   October 28, 1998
----------------------------------------         Accounting Officer)
David K. Downes

/s/Walter P. Babich                    *         Director                                     October 28, 1998
----------------------------------------
Walter P. Babich

/s/John H. Durham                      *         Director                                     October 28, 1998
----------------------------------------
John H. Durham

/s/Anthony D. Knerr                    *         Director                                     October 28, 1998
----------------------------------------
Anthony D. Knerr

/s/Ann R. Leven                        *         Director                                     October 28, 1998
----------------------------------------
Ann R. Leven

/s/W. Thacher Longstreth               *         Director                                     October 28, 1998
----------------------------------------
W. Thacher Longstreth

/s/Thomas F. Madison                   *         Director                                     October 28, 1998
----------------------------------------
Thomas F. Madison

/s/Jeffrey J. Nick                     *         Director                                     October 28, 1998
----------------------------------------
Jeffrey J. Nick

/s/Charles E. Peck                     *         Director                                     October 28, 1998
----------------------------------------
Charles E. Peck

                             *By /s/ Wayne A. Stork
                                 ------------------
                                 Wayne A. Stork
                             as Attorney-in-Fact for
                          each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549













                                    Exhibits

                                       to

                                    Form N-1A
















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.      Exhibit
-----------      -------

EX-99B8A         Custodian Agreement (May, 1996) between the Registrant and The
MODULE NAME      Chase Manhattan Bank
CHASE_CUST_AGR

EX-99B8B Securities Lending Agreement (1996) between the Registrant and The Chase Manhattan Bank

EX-99.B8C        Letter to The Chase Manhattan Bank to add Tax-Free USA Fund,
                 Tax-Free Insured Fund and Tax-Free USA Intermediate Fund to
                 Schedule A of the Global Custody Agreement.

EX-99.B9DI       Executed Amendment No. 7 to Delaware Group of Funds Fund
                 Accounting Agreement

EX--99.B9DII     Executed Amendment No. 8 to Delaware Group of Funds Fund
                 Accounting Agreement

EX--99.B9DIII    Executed Amendment No. 9 to Delaware Group of
                 Funds Fund Accounting Agreement

EX-99.B10        Opinion of Counsel

EX-99.B11        Consent of Auditors

EX-99.B19A       Power of Attorney dated December 18, 1997

EX-99.B19B       Power of Attorney for John H. Durham dated April 16, 1998

EX-27            Financial Data Schedules